                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08786

                     Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

				Pioneer Strategic Income VCT Portfolio
				Schedule of Investments 9/30/17 (unaudited)

	Principal Amount ($) (m)	Effective Interest Rate (a)	Reference Index + Spread (b)					Value
				UNAFFILIATED ISSUERS -98.2%
				CONVERTIBLE CORPORATE BONDS - 0.6%
				Capital Goods - 0.1%
				Construction & Engineering - 0.0% †
	15,000			Dycom Industries, Inc., 0.75%, 9/15/21				$17,044
				Electrical Components & Equipment - 0.1%
	44,000			General Cable Corp., 4.5%, 11/15/29 (Step)				$39,050
				Total Capital Goods				$56,094
				Consumer Durables & Apparel - 0.0% †
				Homebuilding - 0.0% †
	15,000			CalAtlantic Group, Inc., 0.25%, 6/1/19				$14,362
				Total Consumer Durables & Apparel				$14,362
				Health Care Equipment & Services - 0.1%
				Health Care Equipment - 0.1%
	25,000			Wright Medical Group, Inc., 2.0%, 2/15/20				$27,016
				Total Health Care Equipment & Services				$27,016
				Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
				Pharmaceuticals - 0.1%
	19,000			Jazz Investments I, Ltd., 1.5%, 8/15/24 (144A)				$18,668
	25,000			The Medicines Co., 2.75%, 7/15/23				26,281
								$44,949
				Total Pharmaceuticals, Biotechnology & Life Sciences				$44,949
				Software & Services - 0.3%
				Internet Software & Services - 0.2%
	105,000			WebMD Health Corp., 2.625%, 6/15/23				$105,000
				Application Software - 0.1%
	25,000			Synchronoss Technologies, Inc., 0.75%, 8/15/19				$21,281
				Total Software & Services				$126,281
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $262,938)				$268,702

				PREFERRED STOCKS - 0.0% †
				Diversified Financials - 0.0% †
				Consumer Finance - 0.0% †
	532	7.10	US0003M + 578.5 bps	GMAC Capital Trust I, Floating Rate Note, 2/15/40				$14,045
				Total Diversified Financials				$14,045
				TOTAL PREFERRED STOCKS
				(Cost $12,470)				$14,045

				CONVERTIBLE PREFERRED STOCKS - 1.2%
				Banks - 1.2%
				Diversified Banks - 1.2%
	179			Bank of America Corp., 7.25% (Perpetual)				$232,963
	220			Wells Fargo & Co., 7.5% (Perpetual)				289,300
								$522,263
				Total Banks				$522,263
				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost $461,953)				$522,263
	Shares
				COMMON STOCKS - 0.3%
				Energy - 0.0% †
				Oil & Gas Exploration & Production - 0.0% †
	2			SilverBow Resources, Inc.				$49
				Total Energy				$49
				Consumer Durables & Apparel - 0.0% †
				Homebuilding - 0.0% †
	15,463			Desarrolladora Homex SAB de CV *				824
								$824
				Total Consumer Durables & Apparel				$824
				Real Estate - 0.3%
				Diversified Real Estate Activities - 0.3%
	8,518			Five Point Holdings LLC				$116,186
				Total Real Estate				$116,186
				TOTAL COMMON STOCKS
				(Cost $50,047)				$117,059
	Principal Amount ($) (m)
				ASSET BACKED SECURITIES - 2.0%
	87,830			Ajax Mortgage Loan Trust 2016-B, 4.0%, 9/25/65 (Step) (144A)				$87,696
	44,491			CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)				44,830
	39,880			Credit-Based Asset Servicing & Securitization LLC, 3.72937%, 7/25/35 (Step)				39,695
	39,057			Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)				39,307
	49,228			Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)				46,152
	100,000			Kabbage Asset Securitization LLC, 4.571%, 3/15/22 (144A)				102,479
	50,000			Oxford Finance Funding 2016-1 LLC, 3.968%, 6/17/24 (144A)				50,485
	98,051			RCO Mortgage LLC 2017-1, 3.375%, 8/25/22 (Step) (144A)				98,179
	150,000	3.87		Small Business Administration Participation Certificates, Floating Rate Note, 10/15/49 (144A)				152,101
	98,792			STORE Master Funding I LLC, 3.75%, 4/20/45 (144A)				101,366
	31,905			Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)				31,977
	88,550			Westgate Resorts 2017-1 LLC, 4.05%, 12/20/30 (144A)				89,024
				TOTAL ASSET BACKED SECURITIES
				(Cost $879,252)				$883,291

				COLLATERALIZED MORTGAGE OBLIGATIONS - 15.0%
	56,651	3.50		Agate Bay Mortgage Trust 2013-1, Variable Rate Note, 7/25/43 (144A)				$57,481
	134,796	3.50		Agate Bay Mortgage Trust 2015-5, Variable Rate Note, 7/25/45 (144A)				136,771
	40,000	4.00		Bayview Opportunity Master Fund IVa Trust 2017-SPL5, Variable Rate Note, 6/28/57 (144A)				42,122
	25,000	4.50		Bayview Opportunity Master Fund IVa Trust 2017-SPL5, Variable Rate Note, 6/28/57 (144A)				26,553
	100,000	5.67		CCRESG Commercial Mortgage Trust 2016-HEAT, Variable Rate Note, 4/10/29 (144A)				101,372
	100,000	5.67		CCRESG Commercial Mortgage Trust 2016-HEAT, Variable Rate Note, 4/12/29 (144A)				97,760
	68,564	3.75		Chase Mortgage Trust 2016-1, Variable Rate Note, 3/26/46 (144A)				68,863
	58,180	3.75		Chase Mortgage Trust 2016-2, Variable Rate Note, 2/25/44 (144A)				58,271
	22,051	3.53		Citigroup Mortgage Loan Trust 2013-J1 REMICS, Variable Rate Note, 10/25/43 (144A)				21,672
	100,000	3.38	LIBOR01M + 215 bps	Colony American Homes 2014-1 REMICS, Floating Rate Note, 5/17/31 (144A)				100,381
	25,000			COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45				26,105
	25,000			COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/17/45				25,334
	100,000	5.34		COMM 2013-CCRE11 Mortgage Trust, Variable Rate Note, 8/12/50 (144A)				105,780
	50,000			COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46				50,711
	50,000	4.70		COMM 2015-CCRE25 Mortgage Trust, Variable Rate Note, 8/12/48				52,480
	50,000	3.74		CSAIL 2015-C4 Commercial Mortgage Trust REMICS, Variable Rate Note, 11/15/48				43,748
	25,000			CSAIL 2016-C6 Commercial Mortgage Trust, 3.0898%, 1/15/49				24,934
	100,000			CSAIL 2016-C7 Commercial Mortgage Trust, 3.502%, 11/15/49				102,699
	83,169	3.50		CSMC 2017-HL1 Trust, Variable Rate Note, 6/25/47 (144A)				84,803
	22,227	3.47		CSMC Trust 2013-IVR1, Variable Rate Note, 3/25/43 (144A)				21,929
	22,515	3.48		CSMC Trust 2013-IVR4, Variable Rate Note, 7/25/43 (144A)				22,038
	40,654	3.50		CSMC Trust 2014-IVR3 REMICS, Variable Rate Note, 7/25/44 (144A)				41,133
	56,626	4.00		CSMC Trust 2014-IVR3 REMICS, Variable Rate Note, 7/25/44 (144A)				58,489
	31,625	3.74		CSMC Trust 2014-OAK1, Variable Rate Note, 11/25/44 (144A)				31,127
	72,432	3.50		CSMC Trust 2014-WIN2, Variable Rate Note, 10/25/44 (144A)				73,872
	47,264	3.95		CSMC Trust 2015-1, Variable Rate Note, 1/25/45 (144A)				46,407
	60,888	3.50		CSMC Trust 2015-2, Variable Rate Note, 2/25/45 (144A)				61,894
	50,000			DBJPM 16-C3 Mortgage Trust, 2.89%, 9/10/49				49,345
	48,348	2.50		EverBank Mortgage Loan Trust, Variable Rate Note, 4/25/43 (144A)				47,177
	8,050			Federal National Mortgage Association REMICS, 4.5%, 6/25/29				8,563
	112,206	3.50		Flagstar Mortgage Trust 2017-1, Variable Rate Note, 3/25/47 (144A)				114,200
	47,963			Freddie Mac Whole Loan Securities Trust, 3.5%, 5/25/47				48,662
	100,000	3.94		FREMF Mortgage Trust Class B, Variable Rate Note, 6/25/47 (144A)				102,149
	21,772			Government National Mortgage Association, 3.0%, 4/20/41				22,117
	48,185			Government National Mortgage Association, 4.5%, 9/20/39				51,738
	25,000			GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)				25,584
	100,000	3.14	LIBOR01M + 190 bps	Home Partners of America 2017-1 Trust, Floating Rate Note, 7/17/34 (144A)				101,158
	100,000	4.78	LIBOR01M + 355 bps	Hospitality 2017-HIT Mortgage Trust, Floating Rate Note, 5/8/30 (144A)				100,060
	100,000	3.28		Irvine Core Office Trust 2013-IRV, Variable Rate Note, 5/15/48 (144A)				102,379
	100,000	3.98		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Variable Rate Note, 10/17/45 (144A)				103,545
	100,000	3.43	LIBOR01M + 220 bps	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)				100,683
	87,659	3.50		JP Morgan Mortgage Trust 2013-2, Variable Rate Note, 5/25/43 (144A)				89,490
	27,678	3.75		JP Morgan Mortgage Trust 2014-1 REMICS, Variable Rate Note, 1/25/44 (144A)				26,576
	55,887	3.50		JP Morgan Mortgage Trust 2014-1 REMICS, Variable Rate Note, 1/25/44 (144A)				56,775
	60,000	2.86		JP Morgan Mortgage Trust 2014-IVR6, Variable Rate Note, 7/25/44 (144A)				57,621
	28,053	4.05		JP Morgan Mortgage Trust 2014-OAK4, Variable Rate Note, 9/25/44 (144A)				28,581
	75,025	3.50		JP Morgan Mortgage Trust 2016-1, Variable Rate Note, 5/25/46 (144A)				75,920
	29,263	2.68		JP Morgan Mortgage Trust 2016-2, Variable Rate Note, 6/25/46 (144A)				28,213
	19,509	2.68		JP Morgan Mortgage Trust 2016-2, Variable Rate Note, 6/25/46 (144A)				18,603
	86,678	3.50		JP Morgan Mortgage Trust 2016-3, Variable Rate Note, 10/25/46 (144A)				88,381
	34,611	3.38		JP Morgan Mortgage Trust 2016-3, Variable Rate Note, 10/25/46 (144A)				34,865
	91,559	3.50		JP Morgan Mortgage Trust 2016-4, Variable Rate Note, 10/25/46 (144A)				92,442
	85,799	3.50		JP Morgan Mortgage Trust 2017-1, Variable Rate Note, 1/25/47 (144A)				86,681
	57,200	3.50		JP Morgan Mortgage Trust 2017-1, Variable Rate Note, 1/25/47 (144A)				58,288
	43,242	3.50		JP Morgan Mortgage Trust 2017-2, Variable Rate Note, 5/25/47 (144A)				44,065
	39,701	3.76		JP Morgan Mortgage Trust 2017-2, Variable Rate Note, 5/25/47 (144A)				39,820
	114,162	3.50		JP Morgan Mortgage Trust 2017-3, Variable Rate Note, 8/25/47 (144A)				115,120
	54,599	3.50		JP Morgan Mortgage Trust 2017-3, Variable Rate Note, 8/25/47 (144A)				55,604
	45,293	2.61		JP Morgan Mortgage Trust, Variable Rate Note, 12/25/46 (144A)				45,377
	54,352	2.61		JP Morgan Mortgage Trust, Variable Rate Note, 12/25/46 (144A)				54,103
	30,000	2.86		JP Morgan Trust 2015-5, Variable Rate Note, 5/25/45 (144A)				28,571
	118,619	3.62		JP Morgan Trust 2015-6, Variable Rate Note, 10/25/45 (144A)				116,241
	50,000			JPMBB Commercial Mortgage Securities Trust 2014-C22 REMICS, 3.8012%, 9/15/47				52,615
	100,000	3.20		JPMCC Re-REMIC Trust 2014-FRR1, Variable Rate Note, 4/27/44 (144A)				99,872
	50,000			JPMDB Commercial Mortgage Securities Trust 2016-C4, 3.1413%, 12/15/49				50,212
	29,293	4.00	PNMR + -125 bps	La Hipotecaria Panamanian Mortgage Trust 2007-1, Floating Rate Note, 12/23/36 (144A)				28,707
	3,976	5.53		LB-UBS Commercial Mortgage Trust 2007-C1, Variable Rate Note, 2/15/40				3,974
	60,000	3.25		Mill City Mortgage Loan Trust 2017-2, Variable Rate Note, 8/25/56 (144A)				60,510
	35,000	3.25		Mill City Mortgage Loan Trust 2017-3, Variable Rate Note, 2/25/58 (144A)				35,204
	30,000	3.25		Mill City Mortgage Loan Trust 2017-3, Variable Rate Note, 2/25/58 (144A)				29,271
	28,889			Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44				28,915
	100,000	3.00		Morgan Stanley Capital I Trust 2016-BNK2, Variable Rate Note, 11/15/49 (144A)				79,734
	25,000			Morgan Stanley Capital I Trust 2016-UBS9, 3.0%, 3/15/49 (144A)				19,949
	91,852	2.97		Morgan Stanley Residential Mortgage Loan Trust 2014-1, Variable Rate Note, 6/25/44 (144A)				89,640
	56,978	4.00		New Residential Mortgage Loan Trust 2017-2, Variable Rate Note, 3/25/57 (144A)				59,172
	49,314	4.75		New Residential Mortgage Loan Trust 2017-3, Variable Rate Note, 4/25/57 (144A)				52,383
	72,734	3.25		NRP Mortgage Trust 2013-1, Variable Rate Note, 7/25/43 (144A)				73,436
	31,730	3.31		NRP Mortgage Trust 2013-1, Variable Rate Note, 7/25/43 (144A)				30,350
	100,000			Progress Residential 2017-SFR1 Trust, 4.261%, 8/17/34 (144A)				99,957
	25,485	2.64	US0001M + 140 bps	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)				23,467
	71,885			Seasoned Credit Risk Transfer Trust Series 2017-1, 3.0%, 9/25/55				71,159
	77,120	2.50		Sequoia Mortgage Trust 2012-5, Variable Rate Note, 11/25/42				75,122
	49,872	2.50		Sequoia Mortgage Trust 2012-6, Variable Rate Note, 12/26/42				48,100
	136,101	1.87		Sequoia Mortgage Trust 2013-2, Variable Rate Note, 2/25/43				129,121
	57,908	2.00		Sequoia Mortgage Trust 2013-3, Variable Rate Note, 3/25/43				55,467
	36,390	2.50		Sequoia Mortgage Trust 2013-4, Variable Rate Note, 4/27/43				35,379
	94,281	3.00		Sequoia Mortgage Trust 2013-5 REMICS, Variable Rate Note, 5/25/43 (144A)				93,651
	74,972	2.50		Sequoia Mortgage Trust 2013-6, Variable Rate Note, 5/26/43				73,053
	88,328	3.00		Sequoia Mortgage Trust 2013-7, Variable Rate Note, 6/25/43				88,397
	18,010			Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)				17,920
	44,577	4.00		Sequoia Mortgage Trust 2014-1 REMICS, Variable Rate Note, 4/25/44 (144A)				46,045
	33,042	3.50		Sequoia Mortgage Trust 2015-2, Variable Rate Note, 5/25/45 (144A)				33,670
	23,570	3.75		Sequoia Mortgage Trust 2015-2, Variable Rate Note, 5/25/45 (144A)				22,951
	98,273	3.50		Sequoia Mortgage Trust 2015-3, Variable Rate Note, 7/25/45 (144A)				100,124
	95,951	3.50		Sequoia Mortgage Trust 2017-2, Variable Rate Note, 3/25/47 (144A)				98,532
	95,951	3.50		Sequoia Mortgage Trust 2017-2, Variable Rate Note, 3/25/47 (144A)				96,937
	33,119	3.50		Sequoia Mortgage Trust 2017-3, Variable Rate Note, 4/25/47 (144A)				33,459
	57,179	3.50		Sequoia Mortgage Trust 2017-4, Variable Rate Note, 7/25/47 (144A)				58,280
	58,445	3.50		Shellpoint Co-Originator Trust 2016-1, Variable Rate Note, 11/25/46 (144A)				59,211
	72,809	3.50		Shellpoint Co-Originator Trust 2017-1, Variable Rate Note, 4/25/44 (144A)				73,557
	25,000	3.50		Shellpoint Co-Originator Trust 2017-2, Variable Rate Note, 10/25/47 (144A)				25,266
	70,000	4.00		Towd Point Mortgage Trust 2015-3 REMICS, Variable Rate Note, 3/25/54 (144A)				71,143
	70,000	3.75		Towd Point Mortgage Trust 2015-6, Variable Rate Note, 4/25/55 (144A)				72,755
	60,000	3.75		Towd Point Mortgage Trust 2015-6, Variable Rate Note, 4/25/55 (144A)				60,923
	65,000	3.50		Towd Point Mortgage Trust 2016-1 REMICS, Variable Rate Note, 2/25/55 (144A)				64,657
	60,000	3.00		Towd Point Mortgage Trust 2016-4, Variable Rate Note, 7/25/56 (144A)				60,218
	100,000	3.50		Towd Point Mortgage Trust 2017-1, Variable Rate Note, 10/25/56 (144A)				102,666
	115,000	3.25		Towd Point Mortgage Trust 2017-2, Variable Rate Note, 4/25/57 (144A)				116,659
	50,000			Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 2.819%, 8/15/50				50,602
	50,000			Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/15/50				52,104
	23,617	3.91		WinWater Mortgage Loan Trust 2015-1 REMICS, Variable Rate Note, 1/20/45 (144A)				22,186
	56,913	3.76		WinWater Mortgage Loan Trust 2015-4, Variable Rate Note, 6/20/45 (144A)				56,156
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $6,758,708)				$6,786,264

				CORPORATE BONDS - 38.6%
				Energy - 7.5%
				Oil & Gas Drilling - 0.2%
	90,000			Rowan Companies, Inc., 4.75%, 1/15/24				$78,300
	18,000			Rowan Companies, Inc., 5.85%, 1/15/44				14,310
								$92,610
				Integrated Oil & Gas - 0.7%
	35,000			Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)				$36,524
	25,000			Petrobras Global Finance BV, 6.125%, 1/17/22				26,875
	35,000			Petrobras Global Finance BV, 7.375%, 1/17/27				38,535
	115,000			Petroleos Mexicanos, 3.5%, 1/30/23				113,344
	45,000			Petroleos Mexicanos, 6.5%, 3/13/27 (144A)				49,870
MXN	95,000			Petroleos Mexicanos, 7.19%, 9/12/24 (144A)				4,769
ARS	175,000			YPF SA, 16.5%, 5/9/22 (144A)				9,498
	30,000			YPF SA, 6.95%, 7/21/27 (144A)				31,800
								$311,215
				Oil & Gas Exploration & Production - 1.9%
	65,000			Antero Resources Corp., 5.625%, 6/1/23				$67,762
	82,000			Canadian Natural Resources, Ltd., 6.25%, 3/15/38				98,460
	35,000			Canadian Natural Resources, Ltd., 6.75%, 2/1/39				42,798
	200,000			Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)				209,520
	65,000			Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)				65,731
	25,000			MEG Energy Corp., 6.5%, 1/15/25 (144A)				24,406
	75,000			Newfield Exploration Co., 5.625%, 7/1/24				80,438
	32,000			Noble Energy, Inc., 5.625%, 5/1/21				32,960
	60,000			Oasis Petroleum, Inc., 6.875%, 3/15/22				61,050
	50,000			PDC Energy, Inc., 7.75%, 10/15/22				52,062
	45,000			Sanchez Energy Corp., 7.75%, 6/15/21				42,638
	60,000			Whiting Petroleum Corp., 5.75%, 3/15/21				58,950
								$836,775
				Oil & Gas Refining & Marketing - 0.7%
	65,000			Andeavor, 5.375%, 10/1/22				$66,935
	134,000			Calumet Specialty Products Partners LP, 6.5%, 4/15/21				130,901
	84,000			EnLink Midstream Partners LP, 4.4%, 4/1/24				86,794
	35,000			Valero Energy Corp., 6.625%, 6/15/37				44,161
								$328,791
				Oil & Gas Storage & Transportation - 4.0%
	75,000			Blue Racer Midstream LLC, 6.125%, 11/15/22 (144A)				$77,812
	125,000			Boardwalk Pipelines LP, 4.95%, 12/15/24				133,034
	25,000			Boardwalk Pipelines LP, 5.95%, 6/1/26				27,966
	55,000			Cheniere Energy Partners LP, 5.25%, 10/1/25 (144A)				56,238
	73,000			DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)				79,752
	77,000			Enable Midstream Partners LP, 3.9%, 5/15/24				77,411
	38,000			Enable Midstream Partners LP, 4.4%, 3/15/27				38,650
	30,000			Energy Transfer Equity LP, 5.875%, 1/15/24				32,212
	56,000	4.88	US0003M + 370.75 bps	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66				56,028
	100,000			Genesis Energy LP, 6.75%, 8/1/22				102,250
	125,000			Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46				127,885
	25,000			Kinder Morgan, Inc. Delaware, 5.3%, 12/1/34				26,101
	60,000			Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45				64,645
	25,000			MPLX LP, 4.125%, 3/1/27				25,454
	135,000			MPLX LP, 4.875%, 12/1/24				145,471
	56,000			ONEOK, Inc., 7.5%, 9/1/23				67,020
	165,000			Plains All American Pipeline LP, 4.65%, 10/15/25				169,921
	15,000			Sabine Pass Liquefaction LLC, 5.625%, 3/1/25				16,547
	100,000			Sabine Pass Liquefaction LLC, 5.75%, 5/15/24				111,247
	35,000			Spectra Energy Capital LLC, 6.75%, 7/15/18				36,134
	50,000			Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47				50,861
	19,000			Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42				20,401
	45,000			Targa Resources Partners LP, 4.125%, 11/15/19				45,450
	95,000			The Williams Companies, Inc., 7.5%, 1/15/31				114,000
	105,000			Williams Partners LP, 5.1%, 9/15/45				110,365
								$1,812,855
				Total Energy				$3,382,246
				Materials - 1.1%
				Commodity Chemicals - 0.1%
	15,000			NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)				$15,188
	35,000			NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)				35,525
								$50,713
				Diversified Chemicals - 0.1%
	50,000			CF Industries, Inc., 3.45%, 6/1/23				$49,375
				Fertilizers & Agricultural Chemicals - 0.5%
	195,000			Agrium, Inc., 5.25%, 1/15/45				$223,459
				Paper Packaging - 0.2%
	70,000			International Paper Co., 4.8%, 6/15/44				$75,279
	16,000			International Paper Co., 6.0%, 11/15/41				19,617
								$94,896
				Diversified Metals & Mining - 0.1%
	40,000			Rain CII Carbon LLC, 7.25%, 4/1/25 (144A)				$42,200
				Copper - 0.1%
	50,000			Freeport-McMoRan, Inc., 3.875%, 3/15/23				$49,250
				Total Materials				$509,893
				Capital Goods - 1.8%
				Aerospace & Defense - 0.6%
	50,000			Embraer Netherlands Finance BV, 5.4%, 2/1/27				$54,150
	100,000			Leonardo US Holdings, Inc., 6.25%, 1/15/40 (144A)				113,000
	120,000			Rockwell Collins, Inc., 3.2%, 3/15/24				122,220
								$289,370
				Building Products - 0.6%
	50,000			Masco Corp., 4.375%, 4/1/26				$53,100
	19,000			Masco Corp., 5.95%, 3/15/22				21,398
	50,000			Owens Corning, 3.4%, 8/15/26				49,304
	75,000			Owens Corning, 4.2%, 12/1/24				78,994
	60,000			Standard Industries, Inc., 5.375%, 11/15/24 (144A)				63,768
								$266,564
				Construction & Farm Machinery & Heavy Trucks - 0.2%
	100,000			Meritor, Inc., 6.25%, 2/15/24				$106,375
				Industrial Machinery - 0.2%
	75,000			Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)				$76,875
				Trading Companies & Distributors - 0.2%
	35,000			United Rentals North America, Inc., 4.625%, 10/15/25				$35,438
	35,000			United Rentals North America, Inc., 4.875%, 1/15/28				35,175
								$70,613
				Total Capital Goods				$809,797
				Commercial Services & Supplies - 0.2%
				Research & Consulting Services - 0.2%
	61,000			Verisk Analytics, Inc., 5.5%, 6/15/45				$69,216
				Total Commercial Services & Supplies				$69,216
				Transportation - 0.8%
				Airlines - 0.8%
	36,556			Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 11/15/22 (144A)				$38,530
	14,266			Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19				14,728
	25,000			Delta Air Lines, Inc., 2.875%, 3/13/20				25,281
	171,383			Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)				175,668
	91,235			Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 8/15/29				92,832
								$347,039
				Total Transportation				$347,039
				Automobiles & Components - 0.6%
				Auto Parts & Equipment - 0.0% †
	25,000			TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)				$26,500
				Automobile Manufacturers - 0.6%
	120,000			Ford Motor Co., 4.346%, 12/8/26				$124,749
	115,000			General Motors Co., 6.6%, 4/1/36				136,609
								$261,358
				Total Automobiles & Components				$287,858
				Consumer Durables & Apparel - 0.9%
				Homebuilding - 0.6%
	40,000			DR Horton, Inc., 5.75%, 8/15/23				$45,476
	65,000			KB Home, 7.5%, 9/15/22				74,425
	100,000			Lennar Corp., 4.5%, 6/15/19				102,875
	15,000			MDC Holdings, Inc., 5.5%, 1/15/24				16,158
	20,000			Meritage Homes Corp., 7.0%, 4/1/22				22,850
	20,000			Toll Brothers Finance Corp., 4.875%, 11/15/25				20,830
								$282,614
				Housewares & Specialties - 0.3%
	100,000			Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)				$110,250
				Total Consumer Durables & Apparel				$392,864
				Consumer Services - 0.6%
				Casinos & Gaming - 0.2%
	598			Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e)				$3
	80,000			Scientific Games International, Inc., 10.0%, 12/1/22				88,600
								$88,603
				Hotels, Resorts & Cruise Lines - 0.1%
	40,000			NCL Corp, Ltd., 4.625%, 11/15/20 (144A)				$41,050
				Education Services - 0.3%
	25,000			Massachusetts Institute of Technology, 5.6%, 7/1/11				$32,923
	50,000			President & Fellows of Harvard College, 2.3%, 10/1/23				49,704
	25,000			Tufts University, 5.017%, 4/15/12				27,845
	25,000			William Marsh Rice University, 4.626%, 5/15/63				28,454
								$138,926
				Total Consumer Services				$268,579
				Media - 1.3%
				Cable & Satellite - 1.3%
	125,000			Charter Communications Operating LLC, 6.384%, 10/23/35				$146,203
	125,000			Cox Communications, Inc., 3.35%, 9/15/26 (144A)				122,321
	200,000			CSC Holdings LLC, 5.5%, 4/15/27 (144A)				208,000
	30,000			Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)				31,575
	60,000			Time Warner Cable LLC, 6.55%, 5/1/37				70,473
								$578,572
				Total Media				$578,572
				Retailing - 0.7%
				Internet Retail - 0.6%
	30,000			Amazon.com, Inc., 2.8%, 8/22/24 (144A)				$30,115
	100,000			Expedia, Inc., 3.8%, 2/15/28 (144A)				99,117
	25,000			Expedia, Inc., 4.5%, 8/15/24				26,374
	115,000			The Priceline Group, Inc., 3.55%, 3/15/28				115,197
								$270,803
				Department Stores - 0.1%
	42,000			PetSmart, Inc., 7.125%, 3/15/23 (144A)				$32,752
				Specialty Stores - 0.0% †
	30,000			PetSmart, Inc., 5.875%, 6/1/25 (144A)				$26,175
				Total Retailing				$329,730
				Food & Staples Retailing - 0.7%
				Drug Retail - 0.3%
	36,684			CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)				$41,271
	66,727			CVS Pass-Through Trust, 6.036%, 12/10/28				75,418
								$116,689
				Food Retail - 0.4%
	70,000			Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)				$70,590
	119,000			C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)				117,810
								$188,400
				Total Food & Staples Retailing				$305,089
				Food, Beverage & Tobacco - 1.2%
				Packaged Foods & Meats - 0.7%
	70,000			JBS USA LUX SA, 5.75%, 6/15/25 (144A)				$69,738
	200,000			Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)				208,750
	30,000			Post Holdings, Inc., 5.0%, 8/15/26 (144A)				29,925
	25,000			Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)				24,975
								$333,388
				Tobacco - 0.5%
	35,000			Alliance One International Inc., 8.5%, 4/15/21				$36,488
	25,000			Alliance One International, Inc., 9.875%, 7/15/21				22,000
	45,000			BAT Capital Corp., 4.39%, 8/15/37 (144A)				46,179
	100,000			Reynolds American, Inc., 4.45%, 6/12/25				107,184
								$211,851
				Total Food, Beverage & Tobacco				$545,239
				Household & Personal Products - 0.0% †
				Personal Products - 0.0% †
	25,000			Revlon Consumer Products Corp., 5.75%, 2/15/21				$21,812
				Total Household & Personal Products				$21,812
				Health Care Equipment & Services - 1.9%
				Health Care Supplies - 0.2%
	75,000			Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)				$79,500
				Health Care Distributors - 0.2%
	78,000			Cardinal Health, Inc., 3.079%, 6/15/24				$78,544
				Health Care Services - 0.3%
	50,000			MEDNAX, Inc., 5.25%, 12/1/23 (144A)				$52,375
	99,000			Universal Hospital Services, Inc., 7.625%, 8/15/20				100,238
								$152,613
				Health Care Facilities - 0.4%
	25,000			CHS, 6.875%, 2/1/22				$19,625
	25,000			HCA, Inc., 5.875%, 5/1/23				27,188
	25,000			Kindred Healthcare Inc., 6.375%, 4/15/22				22,625
	50,000			Kindred Healthcare, Inc., 8.0%, 1/15/20				49,110
	50,000			NYU Hospitals Center, 4.428%, 7/1/42				52,361
	35,000			RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)				36,794
								$207,703
				Managed Health Care - 0.5%
	30,000			Centene Corp., 4.75%, 5/15/22				$31,312
	40,000			Centene Corp., 5.625%, 2/15/21				41,608
	25,000			Centene Corp., 6.125%, 2/15/24				27,031
	35,000			Humana, Inc., 3.95%, 3/15/27				36,567
	85,000			Molina Healthcare, Inc., 5.375%, 11/15/22				87,601
								$224,119
				Health Care Technology - 0.3%
EUR	100,000			Quintiles IMS, Inc., 2.875%, 9/15/25 (144A)				$118,007
				Total Health Care Equipment & Services				$860,486
				Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
				Biotechnology - 0.5%
	25,000			AbbVie, Inc., 2.85%, 5/14/23				$25,195
	85,000			AbbVie, Inc., 3.2%, 5/14/26				85,172
	100,000			Biogen, Inc., 4.05%, 9/15/25				106,699
								$217,066
				Pharmaceuticals - 0.5%
	25,000			Endo Finance LLC, 5.75%, 1/15/22 (144A)				$21,938
	110,000			Mylan NV, 3.95%, 6/15/26				111,992
EUR	105,000			Valeant Pharmaceuticals International, Inc., 4.5%, 5/15/23 (144A)				105,763
								$239,693
				Total Pharmaceuticals, Biotechnology & Life Sciences				$456,759
				Banks - 5.4%
				Diversified Banks - 4.9%
INR	2,020,000			Asian Development Bank, 5.9%, 12/20/22				$30,832
INR	3,150,000			Asian Development Bank, 6.2%, 10/6/26				49,119
INR	2,460,000			Asian Development Bank, 6.45%, 8/8/21				38,444
	65,000	6.88	US0003M + 770.8 bps	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)				74,002
	200,000			Barclays Plc, 4.375%, 1/12/26				208,819
	75,000			BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)				78,938
	200,000	7.62	USSW5 + 631.4 bps	BNP Paribas SA, Floating Rate Note (Perpetual) (144A)				219,750
	125,000			Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22				129,744
	200,000			Finansbank AS, 4.875%, 5/19/22 (144A)				199,571
NZD	380,000			International Bank for Reconstruction & Development, 3.5%, 1/22/21				280,608
NZD	75,000			International Bank for Reconstruction & Development, 4.625%, 10/6/21				57,601
INR	2,150,000			International Bank for Reconstruction & Development, 5.75%, 10/28/19				32,864
	49,000			JPMorgan Chase & Co., 5.625%, 8/16/43				59,647
ARS	1,266,000			Letras del Banco Central de Argentina, 4/18/18 (c)				63,540
	200,000			Lloyds Banking Group Plc, 4.65%, 3/24/26				211,460
	200,000			Nordea Bank AB, 4.25%, 9/21/22 (144A)				211,488
	200,000	8.62	USSW5 + 759.8 bps	Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)				221,750
	75,000	4.50	US0003M + 385.6 bps	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)				77,812
								$2,245,989
				Regional Banks - 0.5%
	85,000			Santander Holdings USA, Inc., 4.4%, 7/13/27 (144A)				$86,911
	125,000			SunTrust Bank, 2.45%, 8/1/22				124,744
								$211,655
				Total Banks				$2,457,644
				Diversified Financials - 5.0%
				Other Diversified Financial Services - 0.8%
INR	300,000			European Bank for Reconstruction & Development, 6.0%, 5/4/20				$4,630
IDR	1,230,000,000			European Bank for Reconstruction & Development, 7.375%, 4/15/19				93,345
IDR	2,300,000,000			European Investment Bank, 7.2%, 7/9/19 (144A)				173,934
NZD	100,000			JPMorgan Chase & Co., 4.25%, 11/2/18				73,266
								$345,175
				Specialized Finance - 1.2%
	71,000			Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)				$77,832
	200,000			Fly Leasing, Ltd., 6.375%, 10/15/21				209,250
	200,000			MassMutual Global Funding II, 2.75%, 6/22/24 (144A)				199,470
	35,000			Nationstar Mortgage LLC, 6.5%, 6/1/22				35,962
								$522,514
				Consumer Finance - 1.4%
	50,000			Ally Financial, Inc., 4.625%, 5/19/22				$52,375
	38,000			Ally Financial, Inc., 5.75%, 11/20/25				41,200
	155,000			Capital One Financial Corp., 3.75%, 7/28/26				153,501
INR	20,010,000			International Finance Corp., 6.3%, 11/25/24				311,741
INR	5,700,000			International Finance Corp., 8.25%, 6/10/21				94,016
								$652,833
				Asset Management & Custody Banks - 0.4%
	90,000			Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)				$115,766
	65,000			Legg Mason, Inc., 4.75%, 3/15/26				69,053
								$184,819
				Investment Banking & Brokerage - 0.5%
	35,000			E*TRADE Financial Corp., 2.95%, 8/24/22				$35,078
	135,000			Morgan Stanley, 4.1%, 5/22/23				141,160
	65,000	3.27	US0003M + 120.1 bps	The Goldman Sachs Group, Inc., Floating Rate Note, 9/29/25				65,085
								$241,323
				Diversified Capital Markets - 0.7%
	100,000	7.38	US0003M + 680.2 bps	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)				$110,250
	175,000			Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)				189,042
								$299,292
				Total Diversified Financials				$2,245,956
				Insurance - 1.5%
				Insurance Brokers - 0.3%
	110,000			Brown & Brown, Inc., 4.2%, 9/15/24				$116,058
				Life & Health Insurance - 0.3%
	60,000			Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)				$62,010
	60,000			Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)				67,763
	12,000			Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)				16,552
								$146,325
				Multi-line Insurance - 0.7%
	85,000			AXA SA, 8.6%, 12/15/30				$121,762
	200,000			Liberty Mutual Group, Inc., 4.85%, 8/1/44 (144A)				217,592
								$339,354
				Property & Casualty Insurance - 0.1%
	55,000			Delphi Financial Group, Inc., 7.875%, 1/31/20				$61,249
				Reinsurance - 0.1%
	40,000			Lorenz Re 2017, Variable Rate Notes, 3/31/20 (d) (f)				$37,688
	40,000			Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (d) (f)				2,240
								$39,928
				Total Insurance				$702,914
				Technology Hardware & Equipment - 1.5%
				Communications Equipment - 0.2%
	25,000			Avaya, Inc., 4/1/19 (144A) (c)				$21,125
	50,000			Brocade Communications Systems, Inc., 4.625%, 1/15/23				51,250
								$72,375
				Technology Hardware, Storage & Peripherals - 0.2%
	80,000			NCR Corp., 5.0%, 7/15/22				$81,800
	30,000			NCR Corp., 6.375%, 12/15/23				31,998
								$113,798
				Electronic Components - 0.8%
	115,000			Amphenol Corp., 3.2%, 4/1/24				$116,601
EUR	100,000			Belden, Inc., 2.875%, 9/15/25 (144A)				116,658
EUR	100,000			Belden, Inc., 5.5%, 4/15/23				124,065
								$357,324
				Electronic Manufacturing Services - 0.3%
	25,000			Flex, Ltd., 4.75%, 6/15/25				$27,021
	100,000			Flex, Ltd., 5.0%, 2/15/23				108,723
								$135,744
				Total Technology Hardware & Equipment				$679,241
				Semiconductors & Semiconductor Equipment - 0.1%
				Semiconductors - 0.1%
	60,000			Broadcom Corp., 3.625%, 1/15/24 (144A)				$61,643
				Total Semiconductors & Semiconductor Equipment				$61,643
				Telecommunication Services - 0.9%
				Integrated Telecommunication Services - 0.8%
	100,000			AT&T, Inc., 5.15%, 2/14/50				$100,487
	21,000			CenturyLink, Inc., 6.45%, 6/15/21				21,851
	50,000			CenturyLink, Inc., 7.6%, 9/15/39				44,250
	17,000			Frontier Communications Corp., 8.5%, 4/15/20				16,490
	100,000			GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)				99,852
	25,000			Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)				24,552
	35,000			Windstream Services LLC, 6.375%, 8/1/23				24,762
								$332,244
				Wireless Telecommunication Services - 0.1%
	50,000			Sprint Corp., 7.25%, 9/15/21				$55,562
				Total Telecommunication Services				$387,806
				Utilities - 2.5%
				Electric Utilities - 1.9%
	33,000			AES Corp. Virginia, 5.125%, 9/1/27				$33,825
EUR	100,000			ContourGlobal Power Holdings SA, 5.125%, 6/15/21 (144A)				123,739
	125,000			Electricite de France SA, 6.0%, 1/22/14 (144A)				139,307
	100,000	5.25	USSW10 + 370.9 bps	Electricite de France SA, Floating Rate Note (Perpetual) (144A)				103,781
	65,000			Iberdrola International BV, 6.75%, 7/15/36				85,085
	105,000			NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27				107,922
	17,000			NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)				17,319
	100,000	6.25	US0003M + 419.9 bps	Southern California Edison Co., Floating Rate Note (Perpetual)				111,250
	40,000			TerraForm Power, 9.75%, 8/15/22 (144A)				44,400
	83,000			West Penn Power Co., 5.95%, 12/15/17 (144A)				83,656
								$850,284
				Gas Utilities - 0.1%
	30,000			Boston Gas Co., 3.15%, 8/1/27 (144A)				$30,020
	16,000			DCP Midstream Operating LP, 5.6%, 4/1/44				14,920
								$44,940
				Multi-Utilities - 0.1%
	45,058			Ormat Funding Corp., 8.25%, 12/30/20				$49,676
				Independent Power Producers & Energy Traders - 0.4%
	66,895			Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)				$75,379
	40,000			Calpine Corp., 5.75%, 1/15/25				37,750
	40,000			NRG Energy, Inc., 6.625%, 1/15/27				41,900
	25,000			NRG Energy, Inc., 7.25%, 5/15/26				26,812
	12,000			NRG Energy, Inc., 7.875%, 5/15/21				12,345
	13,000			Talen Energy Supply LLC, 6.5%, 6/1/25				9,912
								$204,098
				Total Utilities				$1,148,998
				Real Estate - 1.4%
				Diversified REIT - 0.3%
	25,000			Duke Realty LP, 3.25%, 6/30/26				$24,723
	95,000			Essex Portfolio LP, 3.625%, 5/1/27				95,883
								$120,606
				Office REIT - 0.4%
	75,000			Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20				$75,744
	25,000			Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27				25,520
	20,000			Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22				21,341
	70,000			Highwoods Realty LP, 3.625%, 1/15/23				71,016
								$193,621
				Health Care REIT - 0.3%
	75,000			Healthcare Trust of America Holdings LP, 3.5%, 8/1/26				$73,393
	55,000			Healthcare Trust of America Holdings LP, 3.75%, 7/1/27				54,853
								$128,246
				Residential REIT - 0.2%
	115,000			UDR, Inc., 4.0%, 10/1/25				$119,768
				Specialized REIT - 0.2%
	75,000			Equinix, Inc., 5.75%, 1/1/25				$80,719
				Total Real Estate				$642,960
				TOTAL CORPORATE BONDS
				(Cost $16,610,549)				$17,492,341

				U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 28.5%
	85,877			Fannie Mae, 3.0%, 1/1/47				$86,497
	37,315			Fannie Mae, 3.0%, 10/1/30				38,424
	108,019			Fannie Mae, 3.0%, 10/1/46				108,450
	75,000			Fannie Mae, 3.0%, 10/12/17 (TBA)				75,246
	114,046			Fannie Mae, 3.0%, 11/1/46				114,501
	29,635			Fannie Mae, 3.0%, 3/1/47				29,753
	60,300			Fannie Mae, 3.0%, 5/1/31				62,132
	114,396			Fannie Mae, 3.0%, 5/1/43				115,396
	21,871			Fannie Mae, 3.0%, 5/1/46				22,013
	56,436			Fannie Mae, 3.0%, 9/1/46				56,661
	67,683			Fannie Mae, 3.5%, 1/1/46				69,825
	28,373			Fannie Mae, 3.5%, 1/1/47				29,271
	124,580			Fannie Mae, 3.5%, 1/1/47				128,925
	74,098			Fannie Mae, 3.5%, 1/1/47				76,443
	72,533			Fannie Mae, 3.5%, 1/1/47				75,235
	24,528			Fannie Mae, 3.5%, 10/1/46				25,384
	23,353			Fannie Mae, 3.5%, 10/1/46				24,092
	48,932			Fannie Mae, 3.5%, 12/1/25				50,966
	78,373			Fannie Mae, 3.5%, 12/1/25				81,632
	30,634			Fannie Mae, 3.5%, 12/1/42				31,783
	47,673			Fannie Mae, 3.5%, 12/1/46				49,181
	88,485			Fannie Mae, 3.5%, 2/1/44				91,307
	62,532			Fannie Mae, 3.5%, 2/1/45				64,870
	39,049			Fannie Mae, 3.5%, 2/1/46				40,285
	22,022			Fannie Mae, 3.5%, 3/1/46				22,719
	49,437			Fannie Mae, 3.5%, 4/1/46				51,002
	44,001			Fannie Mae, 3.5%, 5/1/46				45,640
	83,155			Fannie Mae, 3.5%, 5/1/47				85,787
	78,211			Fannie Mae, 3.5%, 5/1/47				80,686
	62,947			Fannie Mae, 3.5%, 6/1/42				65,295
	78,393			Fannie Mae, 3.5%, 6/1/45				81,116
	84,171			Fannie Mae, 3.5%, 7/1/47				86,835
	117,556			Fannie Mae, 3.5%, 7/1/47				121,277
	24,926			Fannie Mae, 3.5%, 7/1/47				25,714
	25,092			Fannie Mae, 3.5%, 8/1/47				25,886
	187,713			Fannie Mae, 3.5%, 8/1/47				193,655
	67,367			Fannie Mae, 3.5%, 9/1/45				69,999
	105,245			Fannie Mae, 3.5%, 9/1/46				108,576
	81,088			Fannie Mae, 4.0%, 1/1/42				85,742
	43,144			Fannie Mae, 4.0%, 1/1/42				45,620
	14,229			Fannie Mae, 4.0%, 1/1/42				15,047
	106,933			Fannie Mae, 4.0%, 1/1/47				112,705
	72,354			Fannie Mae, 4.0%, 10/1/40				77,644
	19,924			Fannie Mae, 4.0%, 10/1/44				21,004
	28,087			Fannie Mae, 4.0%, 10/1/45				29,580
	80,000			Fannie Mae, 4.0%, 10/12/17 (TBA)				84,231
	9,734			Fannie Mae, 4.0%, 11/1/41				10,291
	39,516			Fannie Mae, 4.0%, 11/1/43				42,099
	44,989			Fannie Mae, 4.0%, 11/1/43				47,743
	33,588			Fannie Mae, 4.0%, 11/1/43				35,644
	98,151			Fannie Mae, 4.0%, 11/1/45				104,540
	22,746			Fannie Mae, 4.0%, 11/1/46				23,962
	24,573			Fannie Mae, 4.0%, 11/1/46				25,888
	10,680			Fannie Mae, 4.0%, 12/1/40				11,461
	15,882			Fannie Mae, 4.0%, 12/1/41				16,794
	65,608			Fannie Mae, 4.0%, 12/1/45				69,106
	29,068			Fannie Mae, 4.0%, 2/1/42				30,731
	17,538			Fannie Mae, 4.0%, 3/1/42				18,619
	37,343			Fannie Mae, 4.0%, 4/1/42				39,488
	33,710			Fannie Mae, 4.0%, 4/1/47				35,704
	38,883			Fannie Mae, 4.0%, 4/1/47				40,959
	57,563			Fannie Mae, 4.0%, 4/1/47				60,968
	74,017			Fannie Mae, 4.0%, 6/1/46				77,964
	24,893			Fannie Mae, 4.0%, 6/1/47				26,368
	24,789			Fannie Mae, 4.0%, 6/1/47				26,113
	24,892			Fannie Mae, 4.0%, 6/1/47				26,221
	92,575			Fannie Mae, 4.0%, 6/1/47				97,518
	79,434			Fannie Mae, 4.0%, 7/1/42				84,623
	33,266			Fannie Mae, 4.0%, 7/1/44				35,061
	76,468			Fannie Mae, 4.0%, 7/1/46				80,551
	95,217			Fannie Mae, 4.0%, 7/1/46				100,296
	33,504			Fannie Mae, 4.0%, 7/1/47				35,293
	29,446			Fannie Mae, 4.0%, 7/1/47				31,190
	238,567			Fannie Mae, 4.0%, 8/1/42				252,261
	67,231			Fannie Mae, 4.0%, 8/1/44				70,857
	57,447			Fannie Mae, 4.0%, 8/1/46				60,516
	77,686			Fannie Mae, 4.0%, 8/1/46				81,836
	29,959			Fannie Mae, 4.0%, 8/1/47				31,559
	53,861			Fannie Mae, 4.0%, 8/1/47				56,737
	84,174			Fannie Mae, 4.5%, 11/1/40				91,135
	33,069			Fannie Mae, 4.5%, 12/1/41				35,499
	39,553			Fannie Mae, 4.5%, 2/1/44				42,518
	40,369			Fannie Mae, 4.5%, 2/1/44				43,390
	39,788			Fannie Mae, 4.5%, 5/1/41				43,413
	67,234			Fannie Mae, 4.5%, 5/1/46				72,199
	113,337			Fannie Mae, 4.5%, 6/1/44				122,486
	17,690			Fannie Mae, 4.5%, 7/1/41				19,197
	285,938			Fannie Mae, 4.5%, 8/1/40				309,513
	33,356			Fannie Mae, 5.0%, 1/1/39				36,754
	8,612			Fannie Mae, 5.0%, 6/1/40				9,408
	201			Fannie Mae, 6.0%, 3/1/32				228
	42,779			Federal Home Loan Mortgage Corp., 3.0%, 10/1/29				43,999
	92,258			Federal Home Loan Mortgage Corp., 3.0%, 11/1/42				93,107
	24,668			Federal Home Loan Mortgage Corp., 3.0%, 12/1/46				24,784
	69,964			Federal Home Loan Mortgage Corp., 3.0%, 2/1/47				70,291
	18,410			Federal Home Loan Mortgage Corp., 3.0%, 5/1/43				18,582
	68,827			Federal Home Loan Mortgage Corp., 3.0%, 6/1/46				69,348
	47,787			Federal Home Loan Mortgage Corp., 3.0%, 9/1/46				48,010
	29,939			Federal Home Loan Mortgage Corp., 3.5%, 10/1/40				31,031
	15,737			Federal Home Loan Mortgage Corp., 3.5%, 10/1/42				16,340
	33,774			Federal Home Loan Mortgage Corp., 3.5%, 11/1/28				35,541
	77,480			Federal Home Loan Mortgage Corp., 3.5%, 11/1/45				80,156
	42,608			Federal Home Loan Mortgage Corp., 3.5%, 12/1/46				43,980
	117,703			Federal Home Loan Mortgage Corp., 3.5%, 12/1/46				122,204
	48,945			Federal Home Loan Mortgage Corp., 3.5%, 3/1/46				50,521
	77,564			Federal Home Loan Mortgage Corp., 3.5%, 5/1/46				80,061
	85,291			Federal Home Loan Mortgage Corp., 3.5%, 6/1/45				88,579
	24,885			Federal Home Loan Mortgage Corp., 3.5%, 6/1/47				25,686
	24,888			Federal Home Loan Mortgage Corp., 3.5%, 6/1/47				25,689
	71,384			Federal Home Loan Mortgage Corp., 3.5%, 7/1/46				74,277
	93,860			Federal Home Loan Mortgage Corp., 3.5%, 7/1/47				96,881
	118,006			Federal Home Loan Mortgage Corp., 3.5%, 8/1/46				122,285
	104,543			Federal Home Loan Mortgage Corp., 3.5%, 8/1/46				108,540
	127,994			Federal Home Loan Mortgage Corp., 3.5%, 8/1/46				132,664
	83,596			Federal Home Loan Mortgage Corp., 3.5%, 8/1/47				86,287
	84,221			Federal Home Loan Mortgage Corp., 4.0%, 1/1/44				88,806
	18,726			Federal Home Loan Mortgage Corp., 4.0%, 1/1/46				19,723
	27,061			Federal Home Loan Mortgage Corp., 4.0%, 12/1/44				28,502
	64,559			Federal Home Loan Mortgage Corp., 4.0%, 12/1/45				67,996
	17,633			Federal Home Loan Mortgage Corp., 4.0%, 2/1/44				18,719
	78,391			Federal Home Loan Mortgage Corp., 4.0%, 4/1/47				82,967
	39,560			Federal Home Loan Mortgage Corp., 4.0%, 4/1/47				41,878
	77,844			Federal Home Loan Mortgage Corp., 4.0%, 4/1/47				82,001
	24,791			Federal Home Loan Mortgage Corp., 4.0%, 4/1/47				26,244
	60,787			Federal Home Loan Mortgage Corp., 4.0%, 5/1/44				64,034
	129,901			Federal Home Loan Mortgage Corp., 4.0%, 5/1/47				136,817
	37,967			Federal Home Loan Mortgage Corp., 4.0%, 6/1/46				39,988
	46,263			Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				48,730
	17,095			Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				18,148
	17,083			Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				18,134
	64,780			Federal Home Loan Mortgage Corp., 4.0%, 7/1/46				68,230
	63,072			Federal Home Loan Mortgage Corp., 4.0%, 8/1/46				66,431
	76,209			Federal Home Loan Mortgage Corp., 4.5%, 5/1/47				81,711
	7,561			Federal Home Loan Mortgage Corp., 5.0%, 10/1/38				8,289
	26,011			Federal Home Loan Mortgage Corp., 5.0%, 11/1/39				28,547
	378			Federal Home Loan Mortgage Corp., 5.0%, 5/1/34				413
	1,914			Federal Home Loan Mortgage Corp., 5.0%, 6/1/35				2,078
	15,135			Federal Home Loan Mortgage Corp., 5.5%, 6/1/41				16,867
	225,000			Federal National Mortgage Association, 3.0%, 10/1/47				225,898
	56,170			Federal National Mortgage Association, 3.5%, 7/1/46				57,947
	16,996			Federal National Mortgage Association, 4.0%, 12/1/19				17,574
	42,805			Federal National Mortgage Association, 5.0%, 4/1/30				46,698
	16,909			Government National Mortgage Association I, 3.5%, 10/15/42				17,678
	98,395			Government National Mortgage Association I, 3.5%, 11/15/41				102,678
	24,458			Government National Mortgage Association I, 3.5%, 7/15/42				25,475
	30,100			Government National Mortgage Association I, 3.5%, 8/15/46				31,351
	6,123			Government National Mortgage Association I, 4.0%, 12/15/41				6,472
	17,886			Government National Mortgage Association I, 4.0%, 3/15/44				18,871
	237,045			Government National Mortgage Association I, 4.0%, 4/15/42				251,096
	38,975			Government National Mortgage Association I, 4.0%, 4/15/45				41,128
	63,900			Government National Mortgage Association I, 4.0%, 6/15/45				67,418
	68,763			Government National Mortgage Association I, 4.0%, 8/15/43				73,826
	37,294			Government National Mortgage Association I, 4.0%, 9/15/44				39,347
	30,501			Government National Mortgage Association I, 4.5%, 1/15/40				33,227
	78,356			Government National Mortgage Association I, 4.5%, 3/15/40				85,102
	14,395			Government National Mortgage Association I, 4.5%, 4/15/35				15,464
	22,484			Government National Mortgage Association I, 4.5%, 7/15/41				24,312
	7,547			Government National Mortgage Association I, 4.5%, 9/15/33				8,218
	24,561			Government National Mortgage Association I, 4.5%, 9/15/40				26,599
	5,309			Government National Mortgage Association I, 5.0%, 4/15/35				5,925
	5,494			Government National Mortgage Association I, 5.5%, 1/15/34				6,192
	8,309			Government National Mortgage Association I, 5.5%, 4/15/34				9,400
	9,462			Government National Mortgage Association I, 5.5%, 6/15/35				10,542
	2,473			Government National Mortgage Association I, 5.5%, 7/15/34				2,790
	1,524			Government National Mortgage Association I, 6.0%, 10/15/33				1,735
	827			Government National Mortgage Association I, 6.0%, 2/15/33				939
	1,282			Government National Mortgage Association I, 6.0%, 3/15/33				1,445
	1,340			Government National Mortgage Association I, 6.0%, 3/15/33				1,525
	241			Government National Mortgage Association I, 6.0%, 6/15/33				272
	2,109			Government National Mortgage Association I, 6.0%, 6/15/33				2,429
	1,842			Government National Mortgage Association I, 6.0%, 7/15/33				2,140
	1,949			Government National Mortgage Association I, 6.0%, 7/15/33				2,215
	552			Government National Mortgage Association I, 6.0%, 8/15/19				563
	6,851			Government National Mortgage Association I, 6.0%, 8/15/34				7,722
	3,193			Government National Mortgage Association I, 6.0%, 9/15/33				3,599
	978			Government National Mortgage Association I, 6.0%, 9/15/33				1,103
	1,201			Government National Mortgage Association I, 6.5%, 1/15/30				1,325
	721			Government National Mortgage Association I, 6.5%, 11/15/32				845
	466			Government National Mortgage Association I, 6.5%, 2/15/32				541
	1,316			Government National Mortgage Association I, 6.5%, 3/15/29				1,453
	483			Government National Mortgage Association I, 6.5%, 3/15/32				563
	99			Government National Mortgage Association I, 7.0%, 3/15/31				104
	45,505			Government National Mortgage Association II, 3.0%, 8/20/46				46,191
	101,959			Government National Mortgage Association II, 3.0%, 9/20/46				103,496
	103,848			Government National Mortgage Association II, 3.5%, 1/20/47				108,079
	99,789			Government National Mortgage Association II, 3.5%, 11/20/46				103,855
	105,072			Government National Mortgage Association II, 3.5%, 2/20/47				109,352
	14,982			Government National Mortgage Association II, 3.5%, 3/20/45				15,596
	22,924			Government National Mortgage Association II, 3.5%, 3/20/46				24,041
	16,545			Government National Mortgage Association II, 3.5%, 4/20/45				17,279
	19,630			Government National Mortgage Association II, 3.5%, 4/20/45				20,506
	65,410			Government National Mortgage Association II, 3.5%, 8/20/45				68,104
	91,989			Government National Mortgage Association II, 4.0%, 1/20/47				97,018
	92,207			Government National Mortgage Association II, 4.0%, 10/20/46				97,208
	53,607			Government National Mortgage Association II, 4.0%, 9/20/44				56,866
	81,355			Government National Mortgage Association II, 4.5%, 1/20/47				86,851
	20,556			Government National Mortgage Association II, 4.5%, 10/20/44				21,945
	44,955			Government National Mortgage Association II, 4.5%, 11/20/44				47,992
	95,337			Government National Mortgage Association II, 4.5%, 4/20/47				101,777
	15,659			Government National Mortgage Association II, 4.5%, 9/20/41				16,836
	4,007			Government National Mortgage Association II, 5.5%, 3/20/34				4,577
	6,654			Government National Mortgage Association II, 6.0%, 11/20/33				7,603
	740,000			U.S. Treasury Bills, 10/19/17 (c)				739,679
	784,830			U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45				748,513
	650,847			U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46				660,278
				TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
				(Cost $12,893,742)				$12,928,217

				FOREIGN GOVERNMENT BONDS - 4.1%
	200,000			Africa Finance Corp., 4.375%, 4/29/20 (144A)				$206,832
	150,000			Argentine Republic Government International Bond, 6.625%, 7/6/28				158,250
	250,000			City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)				277,125
	200,000			Egypt Government International Bond, 7.5%, 1/31/27 (144A)				217,615
EGP	2,425,000			Egypt Treasury Bills, 3/6/18 (c)				127,623
MXN	550,000			Mexican Bonos, 6.5%, 6/9/22				29,947
MXN	520,000			Mexican Bonos, 7.5%, 6/3/27				29,810
MXN	2,909,920			Mexican Udibonos, 2.0%, 6/9/22				152,394
MXN	989,373			Mexican Udibonos, 3.5%, 12/14/17				54,646
NZD	295,000			New Zealand Government Bond, 5.5%, 4/15/23				245,194
NOK	750,000			Norway Government Bond, 2.0%, 5/24/23				98,371
NOK	1,250,000			Norway Government Bond, 4.5%, 5/22/19				166,945
UYU	2,510,000			Uruguay Government International Bond, 9.875%, 6/20/22 (144A)				93,407
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $2,002,222)				$1,858,159

				MUNICIPAL BONDS - 1.0% (g)
				Municipal Development - 0.4%
	60,000	5.90		Brazos Harbor Industrial Development Corp., Variable Rate Note, 5/1/38				$61,557
	100,000			New Jersey Economic Development Authority, 2/15/18 (c)				99,337
								$160,894
				Municipal Education - 0.0% †
	10,000			Amherst College, 3.794%, 11/1/42				$9,946

				Municipal General - 0.3%
	90,000			JobsOhio Beverage System, 3.985%, 1/1/29				$95,989
	25,000			JobsOhio Beverage System, 4.532%, 1/1/35				27,441
								$123,430
				Higher Municipal Education - 0.2%
	25,000			Baylor University, 4.313%, 3/1/42				$26,372
	35,000			California Educational Facilities Authority, 5.0%, 6/1/46				46,446
	20,000			Massachusetts Development Finance Agency, Harvard University-Series A, 5.0%, 7/15/40				26,023
								$98,841
				Municipal Transportation - 0.0% †
	15,000			Port Authority of New York & New Jersey, 4.458%, 10/1/62				$16,763

				Municipal Obligation - 0.1%
	100,000			Commonwealth of Puerto Rico, 8.0%, 7/1/35 (e) (h)				$48,500

				TOTAL MUNICIPAL BONDS
				(Cost $463,083)				$458,374

				SENIOR FLOATING RATE LOAN INTERESTS - 6.9% **
				Materials - 0.5%
				Specialty Chemicals - 0.2%
	50,003	3.33	LIBOR + 200 bps	Axalta Coating Systems US Holdings, Inc., Term B-2 Dollar Loan, 6/30/24				$50,313
	50,000	3.31	LIBOR + 200 bps	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21				50,224
								$100,537
				Metal & Glass Containers - 0.3%
	98,214	5.58	LIBOR + 425 bps	Coveris Holdings SA, Term Loan (First Lien), 6/26/22				$98,122
	49,244	4.81	LIBOR + 350 bps	Tekni-Plex, Inc., Tranche B-1 Term Loan (First Lien), 4/15/22				49,316
								$147,438
				Total Materials				$247,975
				Capital Goods - 0.7%
				Aerospace & Defense - 0.2%
	34,091	3.98	LIBOR + 275 bps	DigitalGlobe, Inc., Term Loan, 12/22/23				$34,120
	49,343	6.08	LIBOR + 475 bps	The SI Organization, Inc., Term Loan (First Lien), 11/19/19				50,091
								$84,211
				Building Products - 0.1%
	74,248	4.33	LIBOR + 300 bps	Builders FirstSource, Inc., Refinancing Term Loan, 2/29/24				$74,519
				Electrical Components & Equipment - 0.1%
	50,000	3.74	LIBOR + 250 bps	Southwire Co., Term Loan, 1/31/21				$50,271
				Construction & Farm Machinery & Heavy Trucks - 0.1%
	34,388	5.24	LIBOR + 400 bps	Navistar, Inc., Tranche B Term Loan, 8/7/20				$34,696
				Trading Companies & Distributors - 0.2%
	55,000	0.00	LIBOR + 0 bps	Beacon Roofing Supply, Inc., Bridge Loan, 8/24/18				$55,000
	42,791	4.34	LIBOR + 300 bps	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19				42,978
								$97,978
				Total Capital Goods				$341,675
				Commercial Services & Supplies - 0.2%
				Environmental & Facilities Services - 0.1%
	49,371	3.99	LIBOR + 275 bps	WCA Waste Systems Inc., Term Loan (First Lien), 8/12/23				$49,518
				Human Resource & Employment Services - 0.1%
	41,863	3.24	LIBOR + 200 bps	On Assignment, Inc., Tranche B-3 Term Loan, 6/5/22				$42,124
				Total Commercial Services & Supplies				$91,642
				Automobiles & Components - 0.7%
				Auto Parts & Equipment - 0.7%
	78,727	4.98	LIBOR + 375 bps	Federal-Mogul Corporation, Tranche C Term, 4/15/21				$79,162
	98,565	3.98	LIBOR + 275 bps	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22				98,904
	122,966	4.00	LIBOR + 275 bps	Tower Automotive Holdings USA LLC, Initial Term Loan, 3/6/24				123,530
								$301,596
				Total Automobiles & Components				$301,596
				Consumer Services - 0.5%
				Leisure Facilities - 0.3%
	41,107	7.50	LIBOR + 425 bps	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20				$41,531
	85,763	3.24	LIBOR + 200 bps	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22				86,246
								$127,777
				Education Services - 0.1%
	49,244	4.24	LIBOR + 300 bps	Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21				$47,623
				Specialized Consumer Services - 0.1%
	74,063	3.75	LIBOR + 375 bps	KUEHG Corp., Term B-2 Loan, 8/13/22				$74,193
				Total Consumer Services				$249,593
				Media - 0.4%
				Broadcasting - 0.2%
	73,875	3.49	LIBOR + 225 bps	Sinclair Television Group, Inc., Tranche B Term Loan, 1/31/24				$74,098
				Cable & Satellite - 0.1%
	47,875	3.70	LIBOR + 250 bps	MCC Iowa LLC, Tranche H Term Loan, 1/29/21				$48,249
				Movies & Entertainment - 0.1%
	25,000	3.83	LIBOR + 250 bps	Kasima LLC, Term Loan, 5/17/21				$25,198
	16,904	3.74	LIBOR + 250 bps	Rovi Solutions Corp., Term B Loan, 7/2/21				16,981
								$42,179
				Total Media				$164,526
				Retailing - 0.2%
				Home Improvement Retail - 0.1%
	48,680	4.50	LIBOR + 325 bps	Apex Tool Group LLC, Term Loan, 2/1/20				$47,382
				Specialty Stores - 0.1%
	50,000	5.31	LIBOR + 400 bps	Staples, Inc., Closing Date Term Loan, 8/15/24				$49,813
				Total Retailing				$97,195
				Household & Personal Products - 0.2%
				Personal Products - 0.2%
	89,414	4.74	LIBOR + 350 bps	Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23				$80,396
				Total Household & Personal Products				$80,396
				Health Care Equipment & Services - 0.9%
				Health Care Supplies - 0.2%
	89,775	4.58	LIBOR + 325 bps	Kinetic Concepts, Inc., Dollar Term Loan, 2/1/24				$89,523
				Health Care Services - 0.1%
	49,222	4.56	LIBOR + 325 bps	Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19				$49,325
				Health Care Facilities - 0.5%
	17,646	4.07	LIBOR + 275 bps	CHS, Incremental 2019 Term G Loan, 12/31/19				$17,592
	32,686	4.32	LIBOR + 300 bps	CHS, Incremental 2021 Term H Loan, 1/27/21				32,559
	71,760	4.32	LIBOR + 300 bps	Concentra, Inc., Tranche B Term Loan (First Lien), 5/8/22				72,005
	97,729	4.81	LIBOR + 350 bps	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21				97,881
								$220,037
				Managed Health Care - 0.0% †
	10,752	10.25	LIBOR + 875 bps	MMM Holdings, Inc., Term Loan, 10/9/17 (e)				$10,537
	7,817	10.25	LIBOR + 875 bps	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (e)				7,660
								$18,197
				Health Care Technology - 0.1%
	34,738	3.33	LIBOR + 200 bps	Quintiles IMS, Inc., Term B-1 Dollar Loan, 3/7/24				$35,002
				Total Health Care Equipment & Services				$412,084
				Diversified Financials - 0.2%
				Specialized Finance - 0.2%
	85,355	3.52	LIBOR + 225 bps	Restaurant Brands, Term Loan (First Lien), 2/17/24				$85,364
				Total Diversified Financials				$85,364
				Insurance - 0.8%
				Life & Health Insurance - 0.2%
	98,278	7.06	LIBOR + 575 bps	Integro, Ltd., Initial Term Loan (First Lien), 10/9/22				$98,033
				Property & Casualty Insurance - 0.6%
	151,602	6.74	LIBOR + 550 bps	Confie Seguros Holding II Co., Term B Loan, 4/13/22				$150,048
	100,000	4.31	LIBOR + 300 bps	USI, Inc. New York, Initial Term Loan, 4/5/24				99,698
								$249,746
				Total Insurance				$347,779
				Software & Services - 0.2%
				Application Software - 0.2%
	49,500	6.56	LIBOR + 525 bps	DTI HoldCo, Inc., Term Loan (First Lien), 9/23/23				$47,623
	47,157	3.56	LIBOR + 225 bps	Verint Systems, Inc., Initial Term Loan, 6/29/24				47,334
								$94,957
				Total Software & Services				$94,957
				Telecommunication Services - 0.7%
				Integrated Telecommunication Services - 0.4%
	29,990	3.75	LIBOR + 375 bps	Cincinnati Bell, Inc., Term Loan (First Lien), 10/2/24				$30,159
	29,991	4.24	LIBOR + 300 bps	Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20				30,159
	121,784	2.25	LIBOR + 225 bps	GCI Holdings, Inc., Term Loan B, 2/2/22				122,203
								$182,521
				Wireless Telecommunication Services - 0.3%
	117,831	3.98	LIBOR + 275 bps	Virgin Media Bristol LLC, I Facility, 1/31/25				$118,411
				Total Telecommunication Services				$300,932
				Utilities - 0.3%
				Electric Utilities - 0.1%
	60,292	5.48	LIBOR + 425 bps	APLP Holdings LP, Term Loan, 4/12/23				$60,920
				Independent Power Producers & Energy Traders - 0.2%
	49,244	4.09	LIBOR + 275 bps	Calpine Corp., Term Loan, 1/15/24				$49,210
	46,719	5.58	LIBOR + 425 bps	TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22				47,770
								$96,980
				Total Utilities				$157,900
				Real Estate - 0.4%
				Hotel & Resort REIT - 0.3%
	113,275	3.48	LIBOR + 225 bps	MGM Growth Properties Operating Partnership LP, Term B Loan, 4/7/23				$113,740
				Retail REIT - 0.1%
	49,244	4.57	LIBOR + 325 bps	DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21				$49,419
				Total Real Estate				$163,159
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $3,109,011)				$3,136,773

	Number of Contracts			Description	Counterparty	Strike Price	Expiration Date
				CALL OPTIONS PURCHASED - 0.0% †
MXN	3,182 (j)			Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp	$- (l)	10/23/22	$-
MXN	3,182 (k)			Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp	- (l)	10/23/22	-
								$-
				TOTAL CALL OPTIONS PURCHASED
				(Premiums paid $-)				$-

				TOTAL INVESTMENT IN SECURITIES - 98.2%
				(Cost $43,503,975) (a)				$44,465,488

	Shares			AFFILIATED ISSUERS -1.7%	Income	Net Realized gain loss	Change in Net Unrealized Appreciation(Depreciation)
				CLOSED-END FUNDS - 1.7%
				Insurance - 1.7%
				Property & Casualty Insurance - 1.7%
	79,305			Pioneer ILS Interval Fund (i)	$ -	$ (337)	(37,144)	$769,263
				Total Insurance				$769,263
				TOTAL INVESTMENT IN AFFILIATED ISSUERS
				(Cost $829,895)				$769,263

				OTHER ASSETS & LIABILITIES - 0.1%				$61,651
				NET ASSETS - 100.0%				$45,296,402

	LIBOR			London-Interbank Offer Rate.

	PNMR			Panamanian Mortgage Reference Rate

	US0001M			ICE LIBOR USD 1 MONTH

	US0003M			ICE LIBOR USD 3 MONTH

	USSW5			USD Swap Semi 30/360 5Yr

	USSW10			USD Swap Semi 30/360 10Yr

	†			Amount rounds to less than 0.1%.

	*			Non-income producing security.

	(TBA)			“To Be Announced” Securities.

	(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	REMICS			Real Estate Mortgage Investment Conduits.

	(Perpetual)			Security with no stated maturity date.

	(PIK)			Represents a pay in kind security.

	REIT			Real Estate Investment Trust.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2017, the value of these securities amounted to
$13,161,802 or 29.1% of net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)			Debt obligation with a variable or floating interest rate. Rate shown is rate at period end.

	(b)			Floating rate note. Reference index and spread shown at period end.

	(c)			Security issued with a zero coupon. Income is earned through accretion of discount.

	(d)			Structured reinsurance investment. At September 30, 2017, the value of these securities amounted to $39,928 or 0.1% of net assets.

	(e)			Security is in default.

	(f)			Rate to be determined.

	(g)			Consists of Revenue Bonds unless otherwise indicated.

	(h)			Represents a General Obligation Bond.

	(i)			Affiliated funds managed by Pioneer Investment Management, Inc.

	(j)			Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.

	(k)			Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.

	(l)			Strike price is 1 Mexican Peso (MXN).

	(m)	ARS		Argentine Peso
		EGP		Egyptian Pound
		EUR		Euro
		IDR		Indonesian Rupiah
		INR		Indian Rupee
		MXN		Mexican Peso
		NOK		Norwegian Krone
		NZD		New Zealand Dollar
		UYU		Uruguayan Peso

	SWAP CONTRACTS

	CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION

	Notional Amount ($) (1)		Obligation Entity/Index	Pay/Receive	Annual Fixed Rate	Maturity Date	Premiums Received	Unrealized Appreciation	Market Value
	(821,700)		Market CDX North America High Yield	Receive	5.00%	12/20/21	$ (61,319)	$ (3,608)	$ (64,927)
	(420,000)		Market CDX North America High Yield	Receive	5.00%	6/20/22	(29,554)	(2,797)	(32,351)
							(90,873)	(6,405)	(97,278)
	CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
	Notional Amount ($) (1)	Counterparty	Obligation Entity/Index	Pay/Receive	Annual Fixed Rate	Expiration Date	Premiums Received	Unrealized Appreciation	Market Value
	75,000	Morgan Stanley Capital Services LLC	Diamond Offshore Drill Inc.	Receive	1.00%	12/20/19	$ (2,810)	$ 3,215	$ 405
	41,000	J.P. Morgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(135)	744	609
	29,000	J.P. Morgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(82)	512	430
							(3,027)	4,471	$ 1,444

	TOTAL SWAP CONTRACTS (Premiums $(93,900))								$ (95,834)

		(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

	FUTURES CONTRACTS					Settlement			Unrealized
				Contracts		Month/			Appreciation/
	INDEX FUTURES CONTRACTS			Long	Description	Year	Notional Amount	Market Value	(Depreciation)
				1	U.S. 2 Yr Note	12/17	216,250	$ 215,703	$ (547)
				4	U.S. Long Bond	12/17	621,085	611,250	(9,835)
				4	U.S. Ultra Bond	12/17	666,005	660,500	(5,505)
					Total		1,503,340	$ 1,487,453	$ (15,887)

						Settlement			Unrealized
				Contracts		Month/			Appreciation/
				(Short)	Description	Year	Notional Amount	Market Value	(Depreciation)

				(41)	U.S. 10 Yr Note	12/17	(5,192,916)	$ (5,137,813)	$ 55,103
				(18)	U.S. 5 Yr Note	12/17	(2,129,921)	(2,115,000)	14,921
				(18)	EURO-BOBL Bond	12/17	(2,800,770)	(2,789,923)	10,847
				(12)	U.S. 10 Yr Ultra Bond	12/17	(1,631,970)	(1,611,937)	20,033

					Total		(11,755,577)	$ (11,654,673)	$ 100,904

	TOTAL FUTURES CONTRACTS							$ (10,167,220)	$ 85,017

	FORWAD CURRENCY CONTRACTS

			as follows:		Currency	In	Counterparty	Settlement	Unrealized
			Currency Sold	Deliver	Purchased	Exchange for		Date	Appreciation / Depreciation
			EUR	(100,000)	USD	120,100	JPMorgan Chase Bank, N.A.	10/31/2017	$ 1,763
			KRW	(263,630,000)	USD	234,578	BNY Mellon	10/24/2017	4,333
			USD	(253,521)	SEK	2,075,000	JPMorgan Chase Bank, N.A.	10/30/2017	1,593
			USD	(112,396)	PHP	5,685,000	Goldman Sachs International	11/3/2017	(892)
			IDR	(1,288,671,550)	USD	95,712	Bank of America NA	11/9/2017	366
			INR	(20,159,662)	USD	312,892	Goldman Sachs International	11/9/2017	5,687
			USD	(4,608)	SEK	37,001	Goldman Sachs International	10/30/2017	(59)
			USD	(6,898)	SEK	54,432	Goldman Sachs International	10/30/2017	(205)
			NZD	(896,018)	USD	641,992	Goldman Sachs International	10/5/2017	(4,996)
			PHP	(5,685,000)	USD	111,231	JPMorgan Chase Bank, N.A.	11/3/2017	(274)
			USD	(121,217)	GBP	90,000	State Street Bank & Trust	10/31/2017	(440)
			USD	(82,352)	NOK	648,383	Citbank NA	10/31/2017	(906)
			GBP	(90,000)	EUR	102,574	State Street Bank & Trust	10/31/2017	606
			EUR	(1,026,354)	USD	1,208,794	BNY Mellon	10/31/2017	(5,759)
			USD	(73,336)	SEK	596,000	State Street Bank & Trust	10/31/2017	(56)
			TOTAL FORWAD CURRENCY CONTRACTS						$ 761

			EUR	Euro
			GBP	British Pound
			IDR	Indonesian Rupiah
			INR	Indian Rupee
			KRW	South Korean Won
			NOK	Norwegian Krone
			NZD	New Zealand Dollar
			PHP	Philippine Peso
			SEK	Swedish Krona

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2017, in valuing the Portfolio's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds	$-	$268,702	$-	$268,702
	Preferred Stocks	14,045	-	-	14,045
	Convertible Preferred Stocks	522,263	-	-	522,263
	Common Stocks	117,059	-	-	117,059
	Asset Backed Securities	-	883,291	-	883,291
	Collateralized Mortgage Obligations	-	6,786,264	-	6,786,264
	Corporate Bonds
	Insurance
	Reinsurance	-	-	39,928	39,928
	All Other Corporate Bonds	-	17,452,413	-	17,452,413
	U.S. Government and Agency Obligations	-	12,928,217	-	12,928,217
	Foreign Government Bonds	-	1,858,159	-	1,858,159
	Municipal Bonds	-	458,374	-	458,374
	Senior Floating Rate Loan Interests	-	3,136,773	-	3,136,773
	Call Option Purchased*	-	-	-	-
	Closed-End Fund	-	769,263	-	769,263
	Total	$653,367	$44,541,456	$39,928	$45,234,751
	* Securities valued at $0.0.

	Other Financial Instruments
	Net unrealized depreciation on swap contracts	$-	$(1,934)	$-	$(1,934)
	Net unrealized appreciation on futures contracts	85,017	-	-	85,017
	Net unrealized appreciation on forward foreign currency contracts	-	761	-	761
	Total Other Financial Instruments	$85,017	(1,173)	-	$83,844

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

		Corporate Bonds
	Balance as of 12/31/16	$42,296
	Realized gain (loss)1	-
	Change in unrealized appreciation (depreciation)2	(2,368)
	Purchases	40,000
	Sales	(40,000)
	Changes between Level 3*	-
	Balance as of 9/30/17	$39,928

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended September 30, 2017, there were
	no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 9/30/17	$(2,136)

	Pioneer Mid Cap Value VCT Portfolio
	Schedule of Investments 9/30/17 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS -99.8%
	COMMON STOCKS - 99.8%
	Energy - 8.5%
	Oil & Gas Drilling - 1.8%
305,736	Patterson-UTI Energy, Inc.	$6,402,112
	Oil & Gas Equipment & Services - 1.6%
235,273	RPC, Inc.	$5,832,418
	Oil & Gas Exploration & Production - 5.1%
241,375	Cabot Oil & Gas Corp.	$6,456,781
53,910	Cimarex Energy Co.	6,127,950
37,293	Pioneer Natural Resources Co.	5,502,209
		$18,086,940
	Total Energy	$30,321,470
	Materials - 7.2%
	Specialty Chemicals - 2.2%
75,807	Celanese Corp.	$7,904,396
	Metal & Glass Containers - 1.7%
104,312	Crown Holdings, Inc. *	$6,229,513
	Copper - 1.6%
413,518	Freeport-McMoRan, Inc.	$5,805,793
	Paper Products - 1.7%
275,013	KapStone Paper and Packaging Corp.	$5,910,029
	Total Materials	$25,849,731
	Capital Goods - 6.7%
	Building Products - 1.8%
83,991	Owens Corning *	$6,496,704
	Construction & Engineering - 1.4%
294,209	Chicago Bridge & Iron Co. NV	$4,942,711
	Industrial Conglomerates - 1.7%
60,310	Carlisle Companies, Inc.	$6,048,490
	Industrial Machinery - 1.8%
71,597	Ingersoll-Rand Plc	$6,384,304
	Total Capital Goods	$23,872,209
	Transportation - 2.3%
	Airlines - 2.3%
132,127	United Continental Holdings, Inc. *	$8,043,892
	Total Transportation	$8,043,892
	Automobiles & Components - 4.6%
	Auto Parts & Equipment - 1.6%
107,568	BorgWarner, Inc.	$5,510,709
	Tires & Rubber - 3.0%
325,968	The Goodyear Tire & Rubber Co.	$10,838,436
	Total Automobiles & Components	$16,349,145
	Consumer Durables & Apparel - 1.6%
	Homebuilding - 1.6%
210,584	PulteGroup, Inc.	$5,755,261
	Total Consumer Durables & Apparel	$5,755,261
	Consumer Services - 3.2%
	Hotels, Resorts & Cruise Lines - 3.2%
212,368	Norwegian Cruise Line Holdings, Ltd. *	$11,478,490
	Total Consumer Services	$11,478,490
	Media - 2.3%
	Advertising - 2.3%
389,717	The Interpublic Group of Companies, Inc.	$8,102,216
	Total Media	$8,102,216
	Food, Beverage & Tobacco - 2.0%
	Agricultural Products - 2.0%
58,008	Ingredion, Inc.	$6,998,085
	Total Food, Beverage & Tobacco	$6,998,085
	Health Care Equipment & Services - 4.7%
	Health Care Equipment - 1.9%
227,559	Boston Scientific Corp. *	$6,637,896
	Health Care Supplies - 1.5%
91,474	Dentsply Sirona, Inc.	$5,471,060
	Managed Health Care - 1.3%
49,707	Centene Corp. *	$4,810,146
	Total Health Care Equipment & Services	$16,919,102
	Pharmaceuticals, Biotechnology & Life Sciences - 3.9%
	Pharmaceuticals - 3.9%
96,033	Jazz Pharmaceuticals Plc *	$14,044,826
	Total Pharmaceuticals, Biotechnology & Life Sciences	$14,044,826
	Banks - 12.0%
	Regional Banks - 9.6%
176,038	Cathay General Bancorp	$7,076,728
202,704	Fifth Third Bancorp	5,671,658
343,352	First Horizon National Corp.	6,575,191
802,302	KeyCorp	15,099,323
		$34,422,900
	Thrifts & Mortgage Finance - 2.4%
462,959	Radian Group, Inc.	$8,652,704
	Total Banks	$43,075,604
	Diversified Financials - 8.0%
	Consumer Finance - 3.2%
365,122	Synchrony Financial	$11,337,038
	Asset Management & Custody Banks - 3.1%
24,316	Affiliated Managers Group, Inc. *	$4,615,906
186,010	Invesco, Ltd.	6,517,790
		$11,133,696
	Financial Exchanges & Data - 1.7%
80,580	Nasdaq, Inc.	$6,250,591
	Total Diversified Financials	$28,721,325
	Insurance - 9.4%
	Life & Health Insurance - 4.3%
111,473	Lincoln National Corp.	$8,191,036
141,654	Unum Group	7,242,769
		$15,433,805
	Multi-line Insurance - 1.7%
107,518	The Hartford Financial Services Group, Inc.	$5,959,723
	Property & Casualty Insurance - 3.4%
326,523	Old Republic International Corp.	$6,429,238
60,304	The Hanover Insurance Group, Inc.	5,845,267
		$12,274,505
	Total Insurance	$33,668,033
	Software & Services - 1.6%
	Application Software - 1.6%
140,086	Verint Systems, Inc. *	$5,862,599
	Total Software & Services	$5,862,599
	Technology Hardware & Equipment - 5.2%
	Communications Equipment - 3.5%
116,916	Acacia Communications, Inc.	$5,506,744
314,756	Finisar Corp. *	6,978,141
		$12,484,885
	Technology Distributors - 1.7%
91,754	CDW Corp./DE *	$6,055,764
	Total Technology Hardware & Equipment	$18,540,649
	Semiconductors & Semiconductor Equipment - 6.8%
	Semiconductors - 6.8%
154,534	First Solar, Inc. *	$7,090,020
112,721	Microsemi Corp. *	5,802,877
610,762	ON Semiconductor Corp. *	11,280,774
		$24,173,671
	Total Semiconductors & Semiconductor Equipment	$24,173,671
	Telecommunication Services - 1.5%
	Integrated Telecommunication Services - 1.5%
279,222	CenturyLink, Inc.	$5,277,296
	Total Telecommunication Services	$5,277,296
	Utilities - 1.3%
	Multi-Utilities - 1.3%
102,591	Public Service Enterprise Group, Inc.	$4,744,834
	Total Utilities	$4,744,834
	Real Estate - 7.0%
	Industrial REIT - 1.8%
222,792	Duke Realty Corp.	$6,420,865
	Residential REIT - 1.4%
223,234	American Homes 4 Rent *	$4,846,410
	Retail REIT - 1.1%
217,145	Retail Opportunity Investments Corp.	$4,127,926
	Specialized REIT - 1.5%
45,249	Digital Realty Trust, Inc.	$5,354,314
	Real Estate Services - 1.2%
128,257	Realogy Holdings Corp. *	$4,226,068
	Total Real Estate	$24,975,583
	TOTAL COMMON STOCKS
	(Cost $295,033,801)	$356,774,021

	TOTAL INVESTMENT IN UNAFFILIATED ISSUERS - 99.8%
	(Cost $295,033,801)	$356,774,021
	OTHER ASSETS & LIABILITIES - 0.2%	$811,482
	NET ASSETS - 100.0%	$357,585,503

*	Non-income producing security.

REIT	Real Estate Investment Trust.

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2017, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$356,774,021	$-	$-	$356,774,021
Total	$356,774,021	$-	$-	$356,774,021

During the period ended September 30, 2017, there were no transfers between Levels 1, 2 and 3.

	Pioneer Real Estate Shares VCT Portfolio
	Schedule of Investments 9/30/17 (unaudited)

Shares	UNAFFILIATED ISSUERS - 98.8%	Value
	COMMON STOCKS - 98.8%
	Consumer Services - 2.3%
	Hotels, Resorts & Cruise Lines - 2.3%
36,900	Extended Stay America, Inc.	$738,000
	Total Consumer Services	$738,000
	Real Estate - 96.5%
	Diversified REIT - 11.6%
4,200	Alexander & Baldwin, Inc. *	$194,586
16,800	American Assets Trust, Inc.	668,136
29,800	Empire State Realty Trust, Inc. *	612,092
21,500	Forest City Enterprises LP *	548,465
31,300	Gramercy Property Trust	946,825
18,600	STORE Capital Corp.	462,582
11,900	Washington Real Estate Investment Trust	389,844
		$3,822,530
	Industrial REIT - 10.1%
35,900	Prologis, Inc.	$2,278,214
36,000	Rexford Industrial Realty, Inc. *	1,030,320
		$3,308,534
	Hotel & Resort REIT - 4.6%
58,800	Host Hotels & Resorts, Inc.	$1,087,212
20,100	RLJ Lodging Trust	442,200
		$1,529,412
	Office REIT - 11.1%
13,900	Boston Properties, Inc.	$1,708,032
12,200	Douglas Emmett, Inc.	480,924
16,470	Easterly Government Properties, Inc.	340,435
42,100	Piedmont Office Realty Trust, Inc.	848,736
3,700	Vornado Realty Trust	284,456
		$3,662,583
	Health Care REIT - 10.4%
17,800	Healthcare Trust of America, Inc.	$530,440
20,200	Ventas, Inc.	1,315,626
22,200	Welltower, Inc.	1,560,216
		$3,406,282
	Residential REIT - 18.9%
11,900	American Campus Communities, Inc.	$525,385
31,200	American Homes 4 Rent *	677,352
9,500	AvalonBay Communities, Inc.	1,694,990
10,500	Camden Property Trust	960,225
5,400	Equity LifeStyle Properties, Inc.	459,432
28,600	Equity Residential Property Trust, Inc.	1,885,598
		$6,202,982
	Retail REIT - 18.3%
15,700	Acadia Realty Trust	$449,334
27,600	DDR Corp.	252,816
6,100	Federal Realty Investment Trust	757,681
29,500	Pennsylvania Real Estate Investment Trust	309,455
48,500	Retail Properties of America, Inc.	636,805
18,100	Simon Property Group, Inc.	2,914,281
9,200	Tanger Factory Outlet Centers, Inc.	224,664
9,800	Taubman Centers, Inc.	487,060
		$6,032,096
	Specialized REIT - 11.5%
30,800	CubeSmart	$799,568
13,690	Digital Realty Trust, Inc.	1,619,938
6,400	Public Storage, Inc.	1,369,536
		$3,789,042
	Total Real Estate	$31,753,461
	TOTAL COMMON STOCKS
	(Cost $15,906,413)	$32,491,461

	TOTAL INVESTMENT IN UNAFFILIATED ISSUERS - 98.8%
	(Cost $15,906,413)	$32,491,461

	OTHER ASSETS & LIABILITIES - 1.2%	$398,789

	TOTAL NET ASSETS - 100.0%	$32,890,250

*	Non-income producing security.

REIT	Real Estate Investment Trust.

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2017, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$32,491,461	$-	$-	$32,491,461
Total	$32,491,461	$-	$-	$32,491,461

	Pioneer Fund VCT Portfolio
	Schedule of Investments 9/30/17 (unaudited)

Shares	UNAFFILIATED ISSUERS - 99.9%	Value
	COMMON STOCKS - 99.5%
	Energy - 5.5%
	Oil & Gas Equipment & Services - 2.2%
44,300	Schlumberger, Ltd.	$3,090,368
	Oil & Gas Exploration & Production - 3.3%
47,900	EOG Resources, Inc.	$4,633,846
	Total Energy	$7,724,214
	Materials - 3.4%
	Diversified Chemicals - 0.6%
12,800	DowDuPont, Inc.	$886,144
	Specialty Chemicals - 1.8%
22,900	PPG Industries, Inc.	$2,488,314
	Steel - 1.0%
24,600	Nucor Corp.	$1,378,584
	Total Materials	$4,753,042
	Capital Goods - 2.5%
	Aerospace & Defense - 1.1%
7,900	Raytheon Co.	$1,473,982
	Industrial Conglomerates - 1.4%
13,900	Honeywell International, Inc.	$1,970,186
	Total Capital Goods	$3,444,168
	Commercial Services & Supplies - 2.4%
	Environmental & Facilities Services - 2.4%
43,100	Waste Management, Inc.	$3,373,437
	Total Commercial Services & Supplies	$3,373,437
	Transportation - 5.3%
	Air Freight & Logistics - 2.6%
15,800	FedEx Corp.	$3,564,164
	Railroads - 2.7%
35,200	Kansas City Southern	$3,825,536
	Total Transportation	$7,389,700
	Consumer Services - 2.5%
	Restaurants - 2.5%
14,600	Starbucks Corp.	$784,166
36,900	Yum! Brands, Inc.	2,716,209
		$3,500,375
	Total Consumer Services	$3,500,375
	Retailing - 5.6%
	Home Improvement Retail - 5.6%
51,900	Lowe's Companies, Inc.	$4,148,886
22,100	The Home Depot, Inc.	3,614,676
		$7,763,562
	Total Retailing	$7,763,562
	Food & Staples Retailing - 0.5%
	Drug Retail - 0.5%
9,000	CVS Health Corp.	$731,880
	Total Food & Staples Retailing	$731,880
	Food, Beverage & Tobacco - 6.7%
	Soft Drinks - 2.5%
30,600	PepsiCo., Inc.	$3,409,758
	Packaged Foods & Meats - 4.2%
12,700	McCormick & Co., Inc.	$1,303,528
65,200	Mondelez International, Inc.	2,651,032
24,600	The Kraft Heinz Co.	1,907,730
		$5,862,290
	Total Food, Beverage & Tobacco	$9,272,048
	Health Care Equipment & Services - 5.5%
	Health Care Equipment - 2.4%
42,900	Medtronic PLC	$3,336,333
	Managed Health Care - 3.1%
22,000	UnitedHealth Group, Inc.	$4,308,700
	Total Health Care Equipment & Services	$7,645,033
	Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
	Biotechnology - 2.8%
3,750	Amgen, Inc.	$699,188
13,800	Celgene Corp. *	2,012,316
14,500	Gilead Sciences, Inc. *	1,174,790
		$3,886,294
	Pharmaceuticals - 6.7%
26,000	Bristol-Myers Squibb Co.	$1,657,240
18,000	Eli Lilly & Co.	1,539,720
52,000	Merck & Co., Inc.	3,329,560
53,900	Pfizer, Inc.	1,924,230
15,100	Zoetis, Inc.	962,776
		$9,413,526
	Total Pharmaceuticals, Biotechnology & Life Sciences	$13,299,820
	Banks - 8.8%
	Diversified Banks - 8.8%
58,000	Citigroup, Inc.	$4,218,920
64,000	JPMorgan Chase & Co.	6,112,640
36,100	US Bancorp	1,934,599
		$12,266,159
	Total Banks	$12,266,159
	Diversified Financials - 6.6%
	Multi-Sector Holdings - 3.1%
23,600	Berkshire Hathaway, Inc. *	$4,326,352
	Asset Management & Custody Banks - 2.2%
6,150	BlackRock, Inc.	$2,749,604
10,074	Invesco, Ltd.	352,993
		$3,102,597
	Specialized Finance - 1.3%
13,500	CME Group, Inc.	$1,831,680
	Total Diversified Financials	$9,260,629
	Insurance - 1.2%
	Multi-line Insurance - 1.2%
30,300	The Hartford Financial Services Group, Inc.	$1,679,529
	Total Insurance	$1,679,529
	Real Estate - 1.6%
	Specialized REIT - 1.6%
21,700	Crown Castle International Corp.	$2,169,566
	Total Real Estate	$2,169,566
	Software & Services - 16.7%
	Internet Software & Services - 8.2%
7,950	Alphabet, Inc. (Class A)	$7,741,073
29,500	eBay, Inc. *	1,134,570
15,300	Facebook, Inc. *	2,614,311
		$11,489,954
	Data Processing & Outsourced Services - 1.8%
23,300	Visa, Inc.	$2,452,092
	Systems Software - 6.7%
5,400	Check Point Software Technologies, Ltd. *	$615,708
83,500	Microsoft Corp.	6,219,915
51,500	Oracle Corp.	2,490,025
		$9,325,648
	Total Software & Services	$23,267,694
	Technology Hardware & Equipment - 6.5%
	Communications Equipment - 2.3%
93,400	Cisco Systems, Inc.	$3,141,042
	Computer Storage & Peripherals - 4.2%
38,000	Apple, Inc.	$5,856,560
	Total Technology Hardware & Equipment	$8,997,602
	Semiconductors & Semiconductor Equipment - 3.1%
	Semiconductor Equipment - 0.8%
5,750	Lam Research Corp. *	$1,063,980
	Semiconductors - 2.3%
37,800	Analog Devices, Inc.	$3,257,226
	Total Semiconductors & Semiconductor Equipment	$4,321,206
	Telecommunication Services - 2.7%
	Integrated Telecommunication Services - 2.7%
94,400	AT&T, Inc.	$3,697,648
	Total Telecommunication Services	$3,697,648
	Utilities - 2.9%
	Electric Utilities - 2.9%
58,200	American Electric Power Co., Inc.	$4,087,968
	Total Utilities	$4,087,968
	TOTAL COMMON STOCKS
	(Cost $106,183,283)	$138,645,280

Principal Amount ($)
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
500,000	U.S. Treasury Bills, 10/5/17 (a)	$499,970
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $499,948)	$499,970

	TOTAL INVESTMENT IN UNAFFILIATED ISSUERS - 99.9%
	(Cost $106,683,232)	$139,145,250

	OTHER ASSETS & LIABILITIES - 0.1%	$168,128

	TOTAL NET ASSETS - 100.0%	$139,313,378

*	Non-income producing security.

(a)	Security issued with a zero coupon. Income is earned through accretion of discount.

REIT	Real Estate Investment Trust.

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2017, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$138,645,280	$-	$-	$138,645,280
U.S. Government and Agency Obligations	-	499,970	-	499,970
Total	$138,645,280	$499,970	$-	$139,145,250

	Pioneer Equity Income VCT Portfolio
	Schedule of Investments 9/30/17 (unaudited)

Shares	UNAFFILIATED ISSUERS - 99.7%	Value
	COMMON STOCKS - 99.7%
	Energy - 5.8%
	Integrated Oil & Gas - 3.3%
98,389	Exxon Mobil Corp.	$8,065,930
62,718	Occidental Petroleum Corp.	4,027,123
		$12,093,053
	Oil & Gas Exploration & Production - 0.9%
25,906	Anadarko Petroleum Corp.	$1,265,508
43,779	Apache Corp.	2,005,078
		$3,270,586
	Oil & Gas Refining & Marketing - 1.2%
50,508	Phillips 66	$4,627,038
	Oil & Gas Storage & Transportation - 0.4%
35,033	Enbridge, Inc.	$1,465,781
	Total Energy	$21,456,458
	Materials - 9.2%
	Specialty Chemicals - 3.3%
42,185	Celanese Corp.	$4,398,630
840	Givaudan SA	1,827,444
36,115	HB Fuller Co.	2,096,837
32,994	Johnson Matthey Plc	1,512,726
21,473	PPG Industries, Inc.	2,333,256
		$12,168,893
	Aluminum - 1.3%
44,903	Kaiser Aluminum Corp.	$4,631,295
	Diversified Metals & Mining - 2.6%
57,227	BHP Billiton, Ltd. (A.D.R.)	$2,319,410
40,788	Compass Minerals International, Inc.	2,647,141
61,676	Southern Copper Corp.	2,452,238
47,310	Materion Corp.	2,041,426
		$9,460,215
	Steel - 2.0%
71,608	Nucor Corp.	$4,012,912
44,963	Reliance Steel & Aluminum Co.	3,424,832
		$7,437,744
	Total Materials	$33,698,147
	Capital Goods - 4.4%
	Aerospace & Defense - 1.5%
30,379	Raytheon Co.	$5,668,114
	Industrial Machinery - 1.9%
42,083	Ingersoll-Rand Plc	$3,752,541
95,518	The Gorman-Rupp Co.	3,111,021
		$6,863,562
	Trading Companies & Distributors - 1.0%
33,736	Fastenal Co.	$1,537,687
32,158	Ferguson Plc	2,110,715
		$3,648,402
	Total Capital Goods	$16,180,078
	Commercial Services & Supplies - 1.0%
	Office Services & Supplies - 0.7%
32,790	MSA Safety, Inc.	$2,607,133
	Human Resource & Employment Services - 0.3%
15,993	Randstad Holding NV	$989,044
	Total Commercial Services & Supplies	$3,596,177
	Automobiles & Components - 1.2%
	Auto Parts & Equipment - 1.2%
88,010	BorgWarner, Inc.	$4,508,752
	Total Automobiles & Components	$4,508,752
	Consumer Durables & Apparel - 1.9%
	Apparel, Accessories & Luxury Goods - 1.9%
34,488	Carter's, Inc.	$3,405,690
58,071	VF Corp.	3,691,573
		$7,097,263
	Total Consumer Durables & Apparel	$7,097,263
	Consumer Services - 3.4%
	Hotels, Resorts & Cruise Lines - 1.3%
79,636	InterContinental Hotels Group Plc	$4,214,886
8,596	InterContinental Hotels Group Plc (A.D.R.)	454,642
		$4,669,528
	Leisure Facilities - 1.7%
98,943	Cedar Fair LP	$6,344,225
	Restaurants - 0.4%
8,507	Cracker Barrel Old Country Store, Inc.	$1,289,831
	Total Consumer Services	$12,303,584
	Media - 1.6%
	Broadcasting - 0.8%
47,634	CBS Corp.	$2,762,772
	Publishing - 0.8%
19,981	John Wiley & Sons, Inc. (Class A)	$1,068,984
36,709	Meredith Corp.	2,037,350
		$3,106,334
	Total Media	$5,869,106
	Retailing - 1.9%
	Distributors - 0.7%
26,856	Genuine Parts Co.	$2,568,776
	Department Stores - 1.2%
93,696	Nordstrom, Inc.	$4,417,766
	Total Retailing	$6,986,542
	Food & Staples Retailing - 1.4%
	Hypermarkets & Super Centers - 1.4%
64,585	Wal-Mart Stores, Inc.	$5,046,672
	Total Food & Staples Retailing	$5,046,672
	Food, Beverage & Tobacco - 10.4%
	Soft Drinks - 2.1%
58,346	Dr. Pepper Snapple Group, Inc.	$5,161,871
55,493	The Coca-Cola Co.	2,497,740
		$7,659,611
	Packaged Foods & Meats - 8.3%
6,853	Calavo Growers, Inc.	$501,640
355	Chocoladefabriken Lindt & Spruengli AG	2,025,168
60,612	Conagra Brands, Inc.	2,045,049
71,299	General Mills, Inc.	3,690,436
13,624	John B Sanfilippo & Son, Inc.	917,031
60,109	Kellogg Co.	3,748,998
38,583	Lamb Weston Holdings, Inc.	1,809,157
17,317	McCormick & Co., Inc.	1,777,417
129,666	Mondelez International, Inc.	5,272,220
87,664	Pinnacle Foods, Inc.	5,011,751
35,043	The Hershey Co.	3,825,644
		$30,624,511
	Total Food, Beverage & Tobacco	$38,284,122
	Household & Personal Products - 2.4%
	Household Products - 2.4%
21,166	The Clorox Co.	$2,792,007
64,230	The Procter & Gamble Co.	5,843,645
		$8,635,652
	Total Household & Personal Products	$8,635,652
	Health Care Equipment & Services - 2.2%
	Health Care Equipment - 1.8%
17,351	Becton Dickinson and Co.	$3,399,928
174,606	Smith & Nephew Plc	3,155,355
		$6,555,283
	Health Care Distributors - 0.4%
49,438	Owens & Minor, Inc.	$1,443,590
	Total Health Care Equipment & Services	$7,998,873
	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
	Pharmaceuticals - 6.4%
162,765	AstraZeneca Plc (A.D.R.)	$5,514,478
77,560	GlaxoSmithKline Plc (A.D.R.)	3,148,936
99,924	Merck & Co., Inc.	6,398,134
144,577	Pfizer, Inc.	5,161,399
49,672	Zoetis, Inc.	3,167,087
		$23,390,034
	Total Pharmaceuticals, Biotechnology & Life Sciences	$23,390,034
	Banks - 9.2%
	Diversified Banks - 5.4%
300,122	Bank of America Corp.	$7,605,091
74,141	JPMorgan Chase & Co.	7,081,207
96,728	US Bancorp	5,183,654
		$19,869,952
	Regional Banks - 3.8%
86,485	BB&T Corp.	$4,059,606
72,637	The PNC Financial Services Group, Inc.	9,789,293
		$13,848,899
	Total Banks	$33,718,851
	Diversified Financials - 11.6%
	Consumer Finance - 2.1%
60,037	American Express Co.	$5,430,947
34,615	Discover Financial Services, Inc.	2,231,975
		$7,662,922
	Asset Management & Custody Banks - 8.0%
130,496	Invesco, Ltd.	$4,572,580
38,192	Northern Trust Corp.	3,510,991
94,146	State Street Corp.	8,994,709
68,879	T. Rowe Price Group, Inc.	6,243,881
111,413	The Bank of New York Mellon Corp.	5,907,117
		$29,229,278
	Investment Banking & Brokerage - 1.5%
117,648	Morgan Stanley Co.	$5,667,104
	Total Diversified Financials	$42,559,304
	Insurance - 4.2%
	Life & Health Insurance - 2.7%
70,661	Lincoln National Corp.	$5,192,170
121,472	Sun Life Financial, Inc.	4,837,015
		$10,029,185
	Multi-line Insurance - 1.5%
97,120	The Hartford Financial Services Group, Inc.	$5,383,362
	Total Insurance	$15,412,547
	Real Estate - 2.6%
	Office REIT - 2.1%
32,426	Alexandria Real Estate Equities, Inc.	$3,857,721
36,173	SL Green Realty Corp.	3,665,048
		$7,522,769
	Residential REIT - 0.5%
21,641	Camden Property Trust	$1,979,069
	Total Real Estate	$9,501,838
	Software & Services - 1.0%
	IT Consulting & Other Services - 1.0%
24,163	Amdocs, Ltd.	$1,554,164
33,296	Leidos Holdings, Inc.	1,971,789
		$3,525,953
	Total Software & Services	$3,525,953
	Technology Hardware & Equipment - 3.0%
	Communications Equipment - 1.1%
121,259	Cisco Systems, Inc.	$4,077,940
	Computer Hardware Storage & Peripherals - 1.1%
208,264	HP, Inc.	$4,156,949
	Electronic Manufacturing Services - 0.8%
34,762	TE Connectivity, Ltd.	$2,887,332
	Total Technology Hardware & Equipment	$11,122,221
	Semiconductors & Semiconductor Equipment - 5.0%
	Semiconductor Equipment - 1.1%
14,567	Cabot Microelectronics Corp.	$1,164,340
28,352	KLA-Tencor Corp.	3,005,312
		$4,169,652
	Semiconductors - 3.9%
88,372	Microchip Technology, Inc.	$7,934,038
28,693	Texas Instruments, Inc.	2,572,041
53,030	Xilinx, Inc.	3,756,115
		$14,262,194
	Total Semiconductors & Semiconductor Equipment	$18,431,846
	Telecommunication Services - 0.9%
	Integrated Telecommunication Services - 0.9%
71,794	BCE, Inc.	$3,362,113
	Total Telecommunication Services	$3,362,113
	Utilities - 9.0%
	Electric Utilities - 3.3%
127,130	Alliant Energy Corp.	$5,284,794
49,043	American Electric Power Co., Inc.	3,444,780
59,482	Eversource Energy	3,595,092
		$12,324,666
	Gas Utilities - 1.1%
69,637	National Fuel Gas Co.	$3,942,151
	Multi-Utilities - 4.6%
58,192	Ameren Corp.	$3,365,825
60,489	Consolidated Edison, Inc.	4,880,253
159,561	NiSource, Inc.	4,083,166
71,616	WEC Energy Group, Inc.	4,496,052
		$16,825,296
	Total Utilities	$33,092,113
	TOTAL COMMON STOCKS
	(Cost $287,679,397)	$365,778,246

	TOTAL INVESTMENT IN UNAFFILIATED ISSUERS - 99.7%
	(Cost $287,679,397)	$365,778,246

	OTHER ASSETS & LIABILITIES - 0.3%	$1,258,417

	TOTAL NET ASSETS - 100.0%	$367,036,663

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

REIT	Real Estate Investment Trust.

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2017, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$365,778,246	$-	$-	$365,778,246
Total	$365,778,246	$-	$-	$365,778,246

During the period ended September 30, 2017, there were no transfers between Levels 1, 2 and 3.

			Pioneer Bond VCT Portfolio
			Schedule of Investments 9/30/17 (unaudited)

Principal Amount ($)	Effective Interest Rate (a)	Reference Index + Spread (b)					Value
			UNAFFILIATED ISSUERS -102.7%
			CONVERTIBLE PREFERRED STOCKS - 1.0%
			Banks - 1.0%
			Diversified Banks - 1.0%
659			Bank of America Corp., 7.25% (Perpetual)				$857,669
655			Wells Fargo & Co., 7.5% (Perpetual)				861,325
							$1,718,994
			Total Banks				$1,718,994
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $1,597,583)				$1,718,994

			ASSET BACKED SECURITIES - 2.6%
40,000			Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)				$40,128
40,958			Bayview Financial Mortgage Pass-Through Trust 2006-A, 6.087%, 2/28/41 (Step)				41,761
260,000	3.50		Bayview Koitere Fund Trust 2017-RT4, Variable Rate Note, 7/28/57 (144A)				266,784
100,000			BCC Funding Corp X, 3.622%, 11/20/20 (144A)				100,098
10,883	1.99	US0001M + 75 bps	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35				10,905
8,345	1.73	US0001M + 49 bps	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36				8,224
59,820			Credit-Based Asset Servicing & Securitization LLC, 3.72937%, 7/25/35 (Step)				59,543
172,813			Domino's Pizza Master Issuer LLC, 3.484%, 10/25/45 (144A)				174,620
39,057			Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)				39,307
172,684	1.48	US0001M + 49 bps	Fieldstone Mortgage Investment Trust Series 2005-3, Floating Rate Note, 2/25/36				170,260
45,000			First Investors Auto Owner Trust 2015-2, 4.22%, 12/15/21 (144A)				45,883
150,000			GLS Auto Receivables Trust 2017-1, 2.98%, 12/15/21 (144A)				149,711
6,066	1.54	US0001M + 30 bps	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)				6,058
24,614			Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)				23,076
31,719			JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)				32,212
200,000			Kabbage Asset Securitization LLC, 4.571%, 3/15/22 (144A)				204,958
200,000			Leaf Receivables Funding 12 LLC, 2.83%, 4/15/22 (144A)				199,123
200,000			Leaf Receivables Funding 12 LLC, 3.1%, 4/15/22 (144A)				199,125
100,000			Nationstar HECM Loan Trust 2017-1, 2.9419%, 5/25/27 (144A)				100,321
45,377	1.93	US0001M + 70 bps	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35				45,442
200,000			New Residential Advance Receivables Trust Advance Receivables Backed Notes, 3.0199%, 10/15/49 (144A)				199,817
257,001	1.91	LIBOR1M + 67 bps	NovaStar Mortgage Funding Trust Series 2005-3, Floating Rate Note, 1/25/36				256,507
133,468	1.40	US0001M + 16 bps	NovaStar Mortgage Funding Trust Series 2006-1, Floating Rate Note, 5/25/36				132,149
100,000			Ocwen Master Advance Receivables Trust, 3.5358%, 9/15/48 (144A)				100,050
300,000	1.97	US0001M + 73.5 bps	Option One Mortgage Loan Trust 2005-3, Floating Rate Note, 8/25/35				299,873
7,127	1.49	US0001M + 25 bps	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)				7,092
196,101			RCO Mortgage LLC 2017-1, 3.375%, 8/25/22 (Step) (144A)				196,358
59,006			SCF Equipment Trust 2016-1 LLC, 3.62%, 11/20/21 (144A)				59,203
235,000	3.87		Small Business Administration Participation Certificates, Variable Rate Note, 10/15/49 (144A)				238,291
98,792			STORE Master Funding I LLC, 3.75%, 4/20/45 (144A)				101,366
783			Structured Asset Securities Corp., 5.05325%, 10/25/34 (Step)				804
27,085			Terwin Mortgage Trust Series TMTS 2005-16HE, 4.23266%, 9/25/36 (Step)				27,279
100,000			Tidewater Sales Finance Master Trust Series 2017-A, 4.55%, 5/15/21 (144A)				99,936
200,000	3.50		Towd Point Mortgage Trust 2016-1 REMICS, Variable Rate Note, 2/25/55 (144A)				202,110
200,000	2.08	US0001M + 85 bps	Trafigura Securitisation Finance Plc 2017-1, Floating Rate Note, 12/15/20 (144A)				200,565
210,000			United Auto Credit Securitization Trust 2017-1, 2.71%, 1/10/22 (144A)				209,598
27,698			Welk Resorts 2015-A LLC, 2.79%, 6/16/31 (144A)				27,559
177,100			Westgate Resorts 2017-1 LLC, 3.05%, 12/20/30 (144A)				177,576
100,000			WRG Debt Funding II LLC, 4.458%, 3/15/26 (144A)				99,999
			TOTAL ASSET BACKED SECURITIES
			(Cost $4,543,293)				$4,553,671

			COLLATERALIZED MORTGAGE OBLIGATIONS - 18.1%
250,000			A10 Term Asset Financing 2017-1 LLC, 3.15%, 3/15/36 (144A)				$249,939
117,772	3.50		Agate Bay Mortgage Trust 2015-1, Variable Rate Note, 1/25/45 (144A)				119,497
87,435	3.50		Agate Bay Mortgage Trust 2015-5, Variable Rate Note, 7/25/45 (144A)				88,716
159,637	3.50		Agate Bay Mortgage Trust 2015-7, Variable Rate Note, 10/25/45 (144A)				162,815
115,925	3.50		Agate Bay Mortgage Trust 2016-1, Variable Rate Note, 12/25/45 (144A)				118,841
100,000			American Homes 4 Rent 2015-SFR1, 4.11%, 4/18/52 (144A)				103,909
125,000	3.73	US0001M + 250 bps	Arbor Realty Commercial Real Estate Notes 2017-FL1, Ltd., Floating Rate Note, 4/15/27 (144A)				127,500
164,078			B2R Mortgage Trust 2015-1, 2.524%, 5/15/48 (144A)				163,390
200,000	3.43	LIBOR01M + 220 bps	BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)				200,345
100,000	3.23	LIBOR01M + 200 bps	BAMLL Commercial Mortgage Securities Trust 2015-ASHF REMICS, Floating Rate Note, 1/15/28 (144A)				100,238
100,000	2.94	LIBOR01M + 171 bps	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, Floating Rate Note, 1/18/28 (144A)				100,215
100,000	6.10		Banc of America Commercial Mortgage Trust 2007-4, Variable Rate Note, 2/10/51 (144A)				99,820
360,000			BANK 2017-BNK7, 3.748%, 9/15/60				368,564
356,179			Bayview Commercial Asset Trust 2007-2, 7/27/37 (Step) (144A) (c) (d)				-
247,134	3.50		Bayview Opportunity Master Fund IVa Trust 2017-SPL5, Variable Rate Note, 6/28/57 (144A)				253,221
212,791	4.00		Bayview Opportunity Master Fund IVb Trust 2016-SPL2, Variable Rate Note, 6/28/53 (144A)				220,749
245,052	3.50		Bayview Opportunity Master Fund IVb Trust 2017-RT2, Variable Rate Note, 8/28/57 (144A)				251,344
248,772	4.00		Bayview Opportunity Master Fund IVb Trust 2017-SPL3, Variable Rate Note, 11/28/53 (144A)				259,028
100,000			CCRESG Commercial Mortgage Trust 2016-HEAT, 3.357%, 4/10/29 (144A)				101,000
480,711	3.70		Chase Mortgage Trust 2016-2, Variable Rate Note, 2/25/44 (144A)				489,259
13,198	3.56		CHL Mortgage Pass-Through Trust 2003-56, Variable Rate Note, 12/25/33				13,431
250,000	4.80		Citigroup Commercial Mortgage Trust 2014-GC19 REMICS, Variable Rate Note, 3/10/47				265,321
250,000	4.34		Citigroup Commercial Mortgage Trust 2014-GC25 REMICS, Variable Rate Note, 10/10/47				257,350
150,000			Citigroup Commercial Mortgage Trust 2015-GC27 REMICS, 3.137%, 2/10/48				151,118
175,948			Colony American Finance 2015-1, Ltd., 2.896%, 10/18/47 (144A)				176,997
200,000	3.38	LIBOR01M + 215 bps	Colony American Homes 2014-1 REMICS, Floating Rate Note, 5/17/31 (144A)				200,762
81,504	3.58	LIBOR01M + 235 bps	Colony American Homes 2014-2 REMICS, Floating Rate Note, 7/17/31 (144A)				81,794
25,000			COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45				26,105
200,000	5.34		COMM 2013-CCRE11 Mortgage Trust, Variable Rate Note, 8/12/50 (144A)				211,560
50,000			COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46				50,711
233,783	4.65		COMM 2014-CCRE20 Mortgage Trust, Variable Rate Note, 11/10/47				238,780
100,000	3.38	LIBOR01M + 215 bps	COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)				99,322
150,000			COMM 2014-UBS4 Mortgage Trust, 3.42%, 8/10/47				154,325
100,000	3.81		COMM 2015-CCRE23 Mortgage Trust, Variable Rate Note, 5/12/48 (144A)				101,154
100,000	4.70		COMM 2015-CCRE25 Mortgage Trust, Variable Rate Note, 8/12/48				104,959
210,000			COMM 2015-CCRE26 Mortgage Trust REMICS, 3.63%, 10/13/48				218,380
150,000			COMM 2015-LC23 Mortgage Trust REMICS, 3.774%, 10/10/53				157,094
246,708			Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45				249,743
175,000	4.69		CSAIL 2016-C5 Commercial Mortgage Trust REMICS, Variable Rate Note, 11/15/48				178,561
100,000			CSAIL 2016-C6 Commercial Mortgage Trust, 3.0898%, 1/15/49				99,736
129,124	2.50		CSMC Trust 2013-IVR3, Variable Rate Note, 5/25/43 (144A)				123,213
89,716	3.47		CSMC Trust 2013-IVR3, Variable Rate Note, 5/25/43 (144A)				91,800
269,148	3.47		CSMC Trust 2013-IVR3, Variable Rate Note, 5/25/43 (144A)				261,503
351,633	2.13		CSMC Trust 2013-TH1, Variable Rate Note, 2/25/43 (144A)				337,522
130,674	3.50		CSMC Trust 2014-IVR3 REMICS, Variable Rate Note, 7/25/44 (144A)				132,213
141,213	3.00		CSMC Trust 2014-OAK1, Variable Rate Note, 11/25/44 (144A)				142,625
178,461	3.92		CSMC Trust 2014-WIN1, Variable Rate Note, 9/25/44 (144A)				180,889
82,779	3.50		CSMC Trust 2014-WIN2, Variable Rate Note, 10/25/44 (144A)				84,425
273,835	3.00		CSMC Trust 2015-2, Variable Rate Note, 2/25/45 (144A)				269,444
146,099	3.00		CSMC Trust 2015-2, Variable Rate Note, 2/25/45 (144A)				146,236
138,383	3.50		CSMC Trust 2015-2, Variable Rate Note, 2/25/45 (144A)				140,626
75,080	3.87		CSMC Trust 2015-WIN1, Variable Rate Note, 12/25/44 (144A)				72,249
200,222	3.50		CSMLT 2015-1 Trust, Variable Rate Note, 5/25/45 (144A)				204,469
250,000			DBJPM 16-C3 Mortgage Trust, 2.89%, 9/10/49				246,723
550,000			Fannie Mae REMICS, 3.0%, 6/25/43				531,909
16,794			Federal Home Loan Mortgage Corp. REMICS, 4.0%, 6/15/22				16,812
8,050			Federal National Mortgage Association REMICS, 4.5%, 6/25/29				8,563
260,454			Freddie Mac Whole Loan Securities Trust 2015-SC01, 3.5%, 5/25/45				264,039
236,423			Freddie Mac Whole Loan Securities Trust, 3.5%, 5/25/47				241,127
44,452			Freddie Mac, 5.5%, 3/15/35				47,480
85,233	5.23	LIBOR01M + 400 bps	FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)				87,805
67,346	6.23	LIBOR01M + 500 bps	FREMF Mortgage Trust 2014-KS02 REMICS, Floating Rate Note, 8/25/23 (144A)				67,063
125,000	4.09		FREMF Mortgage Trust 2015-K51 REMICS, Variable Rate Note, 10/25/48 (144A)				127,858
200,000	3.94		FREMF Mortgage Trust Class B, Variable Rate Note, 6/25/47 (144A)				204,298
100,000	3.49		GAHR Commercial Mortgage Trust 2015-NRF, Variable Rate Note, 12/15/34 (144A)				101,337
21,772			Government National Mortgage Association, 3.0%, 4/20/41				22,117
28,249			Government National Mortgage Association, 5.25%, 8/16/35				30,840
2,446,538	0.80		Government National Mortgage Association, Variable Rate Note, 10/16/58				201,548
25,000			GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)				25,584
200,000	4.18		GS Mortgage Securities Trust 2013-GCJ12 REMICS, Variable Rate Note, 6/10/46				198,899
100,000	4.54	LIBOR01M + 330 bps	Home Partners of America 2016-1 Trust, Floating Rate Note, 3/18/33 (144A)				101,949
50,000	3.28		Irvine Core Office Trust 2013-IRV, Variable Rate Note, 5/15/48 (144A)				51,190
99,392			JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46				105,192
450,000			JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9, 2.84%, 12/15/47				454,948
100,000	3.43	LIBOR01M + 220 bps	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)				100,683
100,000	3.34	LIBOR01M + 210 bps	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)				99,041
200,000	3.98	LIBOR01M + 275 bps	JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)				201,498
128,671	3.00		JP Morgan Mortgage Trust 2013-1, Variable Rate Note, 3/25/43 (144A)				130,601
128,329	3.50		JP Morgan Mortgage Trust 2013-2, Variable Rate Note, 5/25/43 (144A)				131,011
55,887	3.50		JP Morgan Mortgage Trust 2014-1 REMICS, Variable Rate Note, 1/25/44 (144A)				56,775
129,496	3.00		JP Morgan Mortgage Trust 2014-2, Variable Rate Note, 6/25/29 (144A)				131,439
87,712	3.40		JP Morgan Mortgage Trust 2014-2, Variable Rate Note, 6/25/29 (144A)				88,403
131,771	3.50		JP Morgan Mortgage Trust 2015-4, Variable Rate Note, 6/26/45 (144A)				134,442
281,345	3.50		JP Morgan Mortgage Trust 2016-1, Variable Rate Note, 5/25/46 (144A)				286,873
126,041	3.90		JP Morgan Mortgage Trust 2016-1, Variable Rate Note, 5/25/46 (144A)				125,873
314,872	2.68		JP Morgan Mortgage Trust 2016-2, Variable Rate Note, 6/25/46 (144A)				311,537
422,423	3.00		JP Morgan Mortgage Trust 2016-3, Variable Rate Note, 10/25/46 (144A)				428,640
244,649	3.50		JP Morgan Mortgage Trust 2016-4, Variable Rate Note, 10/25/46 (144A)				250,192
252,632	3.50		JP Morgan Mortgage Trust 2017-1, Variable Rate Note, 1/25/47 (144A)				257,437
320,000	3.50		JP Morgan Mortgage Trust 2017-1, Variable Rate Note, 1/25/47 (144A)				323,170
228,323	3.50		JP Morgan Mortgage Trust 2017-3, Variable Rate Note, 8/25/47 (144A)				230,241
416,938	3.50		JP Morgan Mortgage Trust 2017-3, Variable Rate Note, 8/25/47 (144A)				424,609
413,210	2.50		JP Morgan Mortgage Trust 2017-3, Variable Rate Note, 8/25/47 (144A)				411,628
371,405	2.61		JP Morgan Mortgage Trust, Variable Rate Note, 12/25/46 (144A)				372,092
434,652	2.00		JP Morgan Seasoned Mortgage Trust 2014-1, Variable Rate Note, 5/25/33 (144A)				426,620
264,336	2.62		JP Morgan Trust 2015-1 REMICS, Variable Rate Note, 12/25/44 (144A)				262,772
75,377	3.00		JP Morgan Trust 2015-3 REMICS, Variable Rate Note, 5/25/45 (144A)				75,584
248,723	3.50		JP Morgan Trust 2015-6, Variable Rate Note, 10/25/45 (144A)				253,766
200,000			JPMBB Commercial Mortgage Securities Trust 2014-C22 REMICS, 3.8012%, 9/15/47				210,461
150,000	3.99		JPMDB Commercial Mortgage Securities Trust 2016-C2 REMICS, Variable Rate Note, 6/15/49				154,259
100,000	3.22		JPMDB Commercial Mortgage Securities Trust 2016-C4, Variable Rate Note, 12/15/49 (144A)				77,334
146,463	4.00	PNMR + -125 bps	La Hipotecaria Panamanian Mortgage Trust 2007-1, Floating Rate Note, 12/23/36 (144A)				143,534
43,966	2.88	PNMR + -300 bps	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)				45,285
100,000	3.33		LSTAR Commercial Mortgage Trust 2015-3, Variable Rate Note, 4/20/48 (144A)				99,784
366,238	2.75		Mill City Mortgage Loan Trust 2017-2, Variable Rate Note, 8/25/56 (144A)				368,191
400,000	2.75		Mill City Mortgage Loan Trust 2017-3, Variable Rate Note, 2/25/58 (144A)				402,136
150,000			Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6, 2.858%, 11/15/45				152,422
100,000			Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 REMICS, 3.068%, 10/15/48				81,003
350,000			Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31, 3.527%, 10/15/26				354,359
28,889			Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44				28,915
150,000			Morgan Stanley Capital I Trust 2016-UBS12, 3.596%, 12/15/49				155,980
328,719	4.00		New Residential Mortgage Loan Trust 2017-2, Variable Rate Note, 3/25/57 (144A)				343,627
328,719	4.00		New Residential Mortgage Loan Trust 2017-2, Variable Rate Note, 3/25/57 (144A)				341,377
240,241	3.31		NRP Mortgage Trust 2013-1, Variable Rate Note, 7/25/43 (144A)				239,474
327,303	3.25		NRP Mortgage Trust 2013-1, Variable Rate Note, 7/25/43 (144A)				330,461
412,143			Seasoned Credit Risk Transfer Trust Series 2017-1, 3.0%, 9/25/55				407,979
211,362	3.47		Sequoia Mortgage Trust 2012-1, Variable Rate Note, 1/25/42				213,771
309,311	3.50		Sequoia Mortgage Trust 2012-3, Variable Rate Note, 7/25/42				316,427
72,730	1.81		Sequoia Mortgage Trust 2012-6, Variable Rate Note, 12/26/42				68,258
256,795	1.87		Sequoia Mortgage Trust 2013-2, Variable Rate Note, 2/25/43				243,624
133,430	2.33		Sequoia Mortgage Trust 2013-4 REMICS, Variable Rate Note, 4/27/43				128,139
288,088	2.50		Sequoia Mortgage Trust 2013-4, Variable Rate Note, 4/27/43				280,085
127,996	3.49		Sequoia Mortgage Trust 2013-4, Variable Rate Note, 4/27/43				127,620
329,984	3.00		Sequoia Mortgage Trust 2013-5 REMICS, Variable Rate Note, 5/25/43 (144A)				327,780
344,872	2.50		Sequoia Mortgage Trust 2013-6, Variable Rate Note, 5/26/43				336,042
108,938	2.50		Sequoia Mortgage Trust 2013-7, Variable Rate Note, 6/25/43				103,894
73,607	3.00		Sequoia Mortgage Trust 2013-7, Variable Rate Note, 6/25/43				73,664
77,419	3.00		Sequoia Mortgage Trust 2015-1, Variable Rate Note, 1/25/45 (144A)				77,054
256,403	3.50		Sequoia Mortgage Trust 2015-2, Variable Rate Note, 5/25/45 (144A)				261,280
204,847	3.00		Sequoia Mortgage Trust 2015-4, Variable Rate Note, 11/25/30 (144A)				208,445
124,978	3.50		Sequoia Mortgage Trust 2016-2, Variable Rate Note, 8/25/46 (144A)				126,262
111,930	3.76		Sequoia Mortgage Trust 2016-2, Variable Rate Note, 8/25/46 (144A)				109,878
383,806	3.50		Sequoia Mortgage Trust 2017-2, Variable Rate Note, 3/25/47 (144A)				394,129
283,876	3.50		Sequoia Mortgage Trust 2017-3, Variable Rate Note, 4/25/47 (144A)				288,045
324,013	3.50		Sequoia Mortgage Trust 2017-5, Variable Rate Note, 8/25/47 (144A)				330,822
199,234	3.50		Sequoia Mortgage Trust 2017-6, Variable Rate Note, 9/25/47 (144A)				203,229
350,000	3.50		Sequoia Mortgage Trust 2017-CH1, Variable Rate Note, 10/25/47 (144A)				355,068
187,410	3.00		Shellpoint Co-Originator Trust 2016-1, Variable Rate Note, 10/25/31 (144A)				188,757
247,550	3.50		Shellpoint Co-Originator Trust 2017-1, Variable Rate Note, 4/25/44 (144A)				251,273
380,000	3.50		Shellpoint Co-Originator Trust 2017-2, Variable Rate Note, 10/25/47 (144A)				387,838
113,467	2.50		Sofi Mortgage Trust 2016-1 REMICS, Variable Rate Note, 11/25/46 (144A)				111,699
200,000	2.42	LIBOR01M + 117 bps	Starwood Waypoint Homes 2017-1 Trust, Floating Rate Note, 1/17/35 (144A)				197,929
57,755	3.00		Towd Point Mortgage Trust 2015-1 REMICS, Variable Rate Note, 10/25/53 (144A)				58,352
100,000	3.25		Towd Point Mortgage Trust 2015-1 REMICS, Variable Rate Note, 10/25/53 (144A)				101,566
309,493	3.50		Towd Point Mortgage Trust 2015-3 REMICS, Variable Rate Note, 3/25/54 (144A)				314,721
417,274	3.50		Towd Point Mortgage Trust 2015-3 REMICS, Variable Rate Note, 3/25/54 (144A)				425,825
370,162	2.75		Towd Point Mortgage Trust 2015-6, Variable Rate Note, 4/25/55 (144A)				372,132
265,000	3.75		Towd Point Mortgage Trust 2015-6, Variable Rate Note, 4/25/55 (144A)				275,429
430,000	3.25		Towd Point Mortgage Trust 2017-2, Variable Rate Note, 4/25/57 (144A)				436,202
311,334	2.75		Towd Point Mortgage Trust 2017-3, Variable Rate Note, 6/25/57 (144A)				312,922
422,011	2.75		Towd Point Mortgage Trust 2017-4, Variable Rate Note, 6/25/57 (144A)				423,933
250,000	2.88	LIBOR01M + 165 bps	Tricon American Homes 2015-SFR1 Trust REMICS, Floating Rate Note, 5/19/32 (144A)				250,866
39,356	3.66	LIBOR01M + 243 bps	Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)				39,607
407,732			Verus Securitization Trust 2017-2, 2.485%, 7/25/47 (Step) (144A)				408,040
150,000			Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/15/50				156,313
260,000			Wells Fargo Commercial Mortgage Trust 2015-NXS3, 3.617%, 9/17/57				270,205
100,000	4.49		WFRBS Commercial Mortgage Trust 2013-C12, Variable Rate Note, 3/15/48 (144A)				93,589
150,000			WFRBS Commercial Mortgage Trust 2013-C16, 4.136%, 9/17/46				161,171
94,530	3.50		WinWater Mortgage Loan Trust 2015-3 REMICS, Variable Rate Note, 3/20/45 (144A)				96,269
226,725	3.50		WinWater Mortgage Loan Trust 2015-4, Variable Rate Note, 6/20/45 (144A)				231,109
160,562	3.50		WinWater Mortgage Loan Trust 2015-5, Variable Rate Note, 8/20/45 (144A)				161,559
125,149	3.80		WinWater Mortgage Loan Trust 2015-5, Variable Rate Note, 8/20/45 (144A)				125,514
144,402	3.80		WinWater Mortgage Loan Trust 2015-5, Variable Rate Note, 8/20/45 (144A)				139,477
94,386	3.50		WinWater Mortgage Loan Trust 2016-1, Variable Rate Note, 1/22/46 (144A)				95,887
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $32,152,598)				$32,053,296

			CORPORATE BONDS - 33.2%
			Energy - 4.4%
			Oil & Gas Drilling - 0.2%
235,000			Rowan Companies, Inc., 4.75%, 1/15/24				$204,450
128,000			Rowan Companies, Inc., 5.85%, 1/15/44				101,760
							$306,210
			Integrated Oil & Gas - 0.7%
225,000			BP Capital Markets Plc, 3.062%, 3/17/22				$230,971
225,000			Chevron Corp., 2.193%, 11/15/19				227,118
165,000			Petroleos Mexicanos, 3.5%, 1/30/23				162,624
220,000			Petroleos Mexicanos, 6.5%, 3/13/27 (144A)				243,811
115,000			Petroleos Mexicanos, 6.5%, 3/13/27 (144A)				127,446
200,000			Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)				200,467
							$1,192,437
			Oil & Gas Exploration & Production - 0.4%
229,000			Canadian Natural Resources, Ltd., 6.25%, 3/15/38				$274,969
80,000			Canadian Natural Resources, Ltd., 6.75%, 2/1/39				97,825
200,000			CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24				212,838
145,000			Newfield Exploration Co., 5.625%, 7/1/24				155,512
							$741,144
			Oil & Gas Refining & Marketing - 0.4%
234,000			EnLink Midstream Partners LP, 4.4%, 4/1/24				$241,784
50,000			EnLink Midstream Partners LP, 4.85%, 7/15/26				52,320
140,000			Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)				149,412
75,000			Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)				90,776
180,000			Valero Energy Corp., 6.625%, 6/15/37				227,112
							$761,404
			Oil & Gas Storage & Transportation - 2.7%
380,000			Boardwalk Pipelines LP, 4.95%, 12/15/24				$404,424
105,000			Boardwalk Pipelines LP, 5.95%, 6/1/26				117,456
205,000			Cheniere Energy Partners LP, 5.25%, 10/1/25 (144A)				209,612
100,000			DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)				109,250
304,000			Enable Midstream Partners LP, 3.9%, 5/15/24				305,624
136,000			Enable Midstream Partners LP, 4.4%, 3/15/27				138,327
175,000			Kinder Morgan Energy Partners LP, 4.25%, 9/1/24				181,609
453,000			Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46				463,456
110,000			Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45				118,516
175,000			MPLX LP, 4.125%, 3/1/27				178,181
110,000			MPLX LP, 4.875%, 12/1/24				118,532
175,000			MPLX LP, 4.875%, 6/1/25				187,549
110,000			MPLX LP, 5.5%, 2/15/23				113,190
125,000			Plains All American Pipeline LP, 4.5%, 12/15/26				126,864
360,000			Plains All American Pipeline LP, 4.65%, 10/15/25				370,736
375,000			Sabine Pass Liquefaction LLC, 5.0%, 3/15/27				399,967
200,000			Spectra Energy Capital LLC, 6.2%, 4/15/18				204,257
50,000			Spectra Energy Capital LLC, 6.75%, 7/15/18				51,619
100,000			Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45				99,933
175,000			Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47				178,012
25,000			Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42				26,843
89,000			The Williams Companies, Inc., 7.75%, 6/15/31				108,349
215,000			TransCanada PipeLines, Ltd., 1.875%, 1/12/18				215,183
305,000			Williams Partners LP, 5.1%, 9/15/45				320,583
							$4,748,072
			Total Energy				$7,749,267
			Materials - 1.3%
			Commodity Chemicals - 0.1%
100,000			NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)				$101,250
			Diversified Chemicals - 0.2%
370,000			CF Industries, Inc., 5.375%, 3/15/44				$353,350
			Fertilizers & Agricultural Chemicals - 0.3%
475,000			Agrium, Inc., 5.25%, 1/15/45				$544,323
			Construction Materials - 0.2%
400,000			CRH America, Inc., 3.875%, 5/18/25 (144A)				$417,962
			Metal & Glass Containers - 0.1%
170,000			Crown Americas LLC, 4.25%, 9/30/26				$171,700
			Paper Packaging - 0.1%
120,000			International Paper Co., 6.0%, 11/15/41				$147,127
			Diversified Metals & Mining - 0.2%
200,000			Anglo American Capital Plc, 4.75%, 4/10/27 (144A)				$208,750
200,000			Anglo American Capital Plc, 4.875%, 5/14/25 (144A)				212,035
							$420,785
			Copper - 0.1%
45,000			Freeport-McMoRan, Inc., 3.875%, 3/15/23				$44,325
100,000			Freeport-McMoRan, Inc., 4.55%, 11/14/24				100,100
							$144,425
			Total Materials				$2,300,922
			Capital Goods - 2.1%
			Aerospace & Defense - 1.2%
125,000			Embraer Netherlands Finance BV, 5.4%, 2/1/27				$135,375
314,000			L3 Technologies, Inc., 3.95%, 5/28/24				327,956
175,000			Leonardo US Holdings, Inc., 6.25%, 1/15/40 (144A)				197,750
410,000			Lockheed Martin Corp., 3.1%, 1/15/23				422,291
470,000			Rockwell Collins, Inc., 3.2%, 3/15/24				478,697
285,000			Spirit AeroSystems, Inc., 3.85%, 6/15/26				287,385
355,000			United Technologies Corp., 1.778%, 5/4/18 (Step)				355,169
							$2,204,623
			Building Products - 0.6%
270,000			Fortune Brands Home & Security, Inc., 3.0%, 6/15/20				$274,035
225,000			Masco Corp., 4.375%, 4/1/26				238,950
19,000			Masco Corp., 5.95%, 3/15/22				21,398
210,000			Owens Corning, 3.4%, 8/15/26				207,077
175,000			Owens Corning, 4.2%, 12/1/24				184,320
160,000			Standard Industries, Inc., 5.5%, 2/15/23 (144A)				169,400
							$1,095,180
			Construction & Engineering - 0.1%
40,000			Amsted Industries, Inc., 5.0%, 3/15/22 (144A)				$41,300
40,000			Amsted Industries, Inc., 5.375%, 9/15/24 (144A)				42,050
							$83,350
			Industrial Conglomerates - 0.2%
250,000			General Electric Co., 5.3%, 2/11/21				$274,899
			Total Capital Goods				$3,658,052
			Commercial Services & Supplies - 0.2%
			Environmental & Facilities Services - 0.1%
175,000			Republic Services, Inc., 2.9%, 7/1/26				$171,422
			Research & Consulting Services - 0.1%
222,000			Verisk Analytics, Inc., 5.5%, 6/15/45				$251,901
			Total Commercial Services & Supplies				$423,323
			Transportation - 1.1%
			Airlines - 0.1%
85,000			Delta Air Lines, Inc., 2.875%, 3/13/20				$85,956
			Railroads - 0.8%
565,000			Burlington Northern Santa Fe LLC, 4.15%, 4/1/45				$599,456
250,000			TTX Co., 3.6%, 1/15/25 (144A)				256,159
575,000			Union Pacific Corp., 3.375%, 2/1/35				570,564
							$1,426,179
			Highways & Railtracks - 0.2%
200,000			ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)				$196,166
175,000			ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)				174,057
							$370,223
			Total Transportation				$1,882,358
			Automobiles & Components - 0.6%
			Auto Parts & Equipment - 0.0% †
25,000			Dana Financing Luxembourg Sarl, 6.5%, 6/1/26 (144A)				$27,000
			Automobile Manufacturers - 0.6%
225,000			Ford Motor Credit Co LLC, 2.24%, 6/15/18				$225,755
200,000			Ford Motor Credit Co LLC, 3.219%, 1/9/22				202,625
280,000			Ford Motor Credit Co LLC, 4.389%, 1/8/26				291,239
350,000			Toyota Motor Credit Corp., 2.125%, 7/18/19				352,445
							$1,072,064
			Total Automobiles & Components				$1,099,064
			Consumer Durables & Apparel - 0.1%
			Homebuilding - 0.1%
195,000			Lennar Corp., 4.75%, 4/1/21				$205,238
			Total Consumer Durables & Apparel				$205,238
			Consumer Services - 0.1%
			Education Services - 0.1%
25,000			Massachusetts Institute of Technology, 5.6%, 7/1/11				$32,923
50,000			President & Fellows of Harvard College, 2.3%, 10/1/23				49,704
100,000			Tufts University, 5.017%, 4/15/12				111,379
							$194,006
			Total Consumer Services				$194,006
			Media - 1.0%
			Cable & Satellite - 1.0%
315,000			Charter Communications Operating LLC, 6.384%, 10/23/35				$368,432
375,000			Comcast Corp., 5.65%, 6/15/35				460,037
425,000			Cox Communications, Inc., 3.35%, 9/15/26 (144A)				415,893
200,000			Sky Plc, 3.75%, 9/16/24 (144A)				205,203
100,000			Sky Plc, 6.1%, 2/15/18 (144A)				101,629
25,000			Time Warner Cable LLC, 6.55%, 5/1/37				29,364
100,000			Videotron, Ltd., 5.375%, 6/15/24 (144A)				108,500
							$1,689,058
			Total Media				$1,689,058
			Retailing - 0.8%
			Internet Retail - 0.6%
120,000			Amazon.com, Inc., 2.8%, 8/22/24 (144A)				$120,461
175,000			Expedia, Inc., 4.5%, 8/15/24				184,620
185,000			Expedia, Inc., 5.0%, 2/15/26				201,190
260,000			The Priceline Group, Inc., 3.55%, 3/15/28				260,445
50,000			The Priceline Group, Inc., 3.6%, 6/1/26				50,837
300,000			The Priceline Group, Inc., 3.65%, 3/15/25				308,965
							$1,126,518
			Home Improvement Retail - 0.1%
210,000			The Home Depot, Inc., 2.625%, 6/1/22				$213,338
			Automotive Retail - 0.1%
110,000			AutoZone, Inc., 2.5%, 4/15/21				$109,946
			Total Retailing				$1,449,802
			Food & Staples Retailing - 0.3%
			Drug Retail - 0.2%
34,259			CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)				$37,483
89,672			CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)				100,884
51,054			CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)				58,303
153,472			CVS Pass-Through Trust, 6.036%, 12/10/28				173,461
							$370,131
			Food Retail - 0.1%
250,000			Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)				$252,107
			Total Food & Staples Retailing				$622,238
			Food, Beverage & Tobacco - 1.7%
			Brewers - 0.0% †
100,000	2.57	US0003M + 126 bps	Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/21				$103,356
			Distillers & Vintners - 0.4%
290,000			Constellation Brands, Inc., 3.7%, 12/6/26				$296,614
150,000			Pernod Ricard SA, 3.25%, 6/8/26 (144A)				150,363
182,000			Pernod Ricard SA, 4.45%, 1/15/22 (144A)				194,714
							$641,691
			Packaged Foods & Meats - 0.9%
350,000			Kraft Heinz Foods Co., 3.95%, 7/15/25				$360,487
445,000	1.88	US0003M + 57 bps	Kraft Heinz Foods Co., Floating Rate Note, 2/10/21				445,400
200,000			Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)				196,382
100,000			Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)				99,900
225,000			Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)				225,693
105,000	1.87	US0003M + 55 bps	Tyson Foods, Inc., Floating Rate Note, 6/2/20				105,499
120,000	1.76	US0003M + 45 bps	Tyson Foods, Inc., Floating Rate Note, 8/21/20				120,159
							$1,553,520
			Tobacco - 0.4%
205,000			BAT Capital Corp., 4.39%, 8/15/37 (144A)				$210,373
510,000			Reynolds American, Inc., 4.45%, 6/12/25				546,638
							$757,011
			Total Food, Beverage & Tobacco				$3,055,578
			Household & Personal Products - 0.2%
			Household Products - 0.2%
295,000			Church & Dwight Co, Inc., 2.45%, 8/1/22				$293,898
			Total Household & Personal Products				$293,898
			Health Care Equipment & Services - 0.5%
			Health Care Equipment - 0.1%
251,000			Becton Dickinson and Co., 3.734%, 12/15/24				$256,384
			Health Care Distributors - 0.2%
274,000			Cardinal Health, Inc., 3.079%, 6/15/24				$275,909
			Managed Health Care - 0.2%
130,000			Humana, Inc., 3.95%, 3/15/27				$135,820
145,000			Molina Healthcare, Inc., 5.375%, 11/15/22				149,437
							$285,257
			Total Health Care Equipment & Services				$817,550
			Pharmaceuticals, Biotechnology & Life Sciences - 1.9%
			Biotechnology - 1.1%
25,000			AbbVie, Inc., 2.85%, 5/14/23				$25,195
530,000			AbbVie, Inc., 3.6%, 5/14/25				549,491
280,000			Amgen, Inc., 4.4%, 5/1/45				296,432
125,000			Amgen, Inc., 5.375%, 5/15/43				144,785
475,000			Baxalta, Inc., 3.6%, 6/23/22				492,186
200,000			Biogen, Inc., 3.625%, 9/15/22				210,216
125,000			Biogen, Inc., 4.05%, 9/15/25				133,374
							$1,851,679
			Pharmaceuticals - 0.6%
75,000			Johnson & Johnson, 4.375%, 12/5/33				$85,133
375,000			Mylan NV, 3.95%, 6/15/26				381,789
200,000			Perrigo Finance Unlimited Co., 3.9%, 12/15/24				204,368
375,000			Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23				357,672
							$1,028,962
			Life Sciences Tools & Services - 0.2%
23,000			Agilent Technologies, Inc., 6.5%, 11/1/17				$23,075
380,000			Thermo Fisher Scientific, Inc., 3.0%, 4/15/23				386,280
							$409,355
			Total Pharmaceuticals, Biotechnology & Life Sciences				$3,289,996
			Banks - 3.9%
			Diversified Banks - 3.1%
200,000			Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)				$209,937
200,000			Bank of America Corp., 4.2%, 8/26/24				210,346
220,000			Barclays Bank Plc, 6.05%, 12/4/17 (144A)				221,543
250,000			Barclays Plc, 4.375%, 1/12/26				261,023
75,000			BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)				78,938
75,000			BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)				82,875
650,000	7.62	USSW5 + 631.4 bps	BNP Paribas SA, Floating Rate Note (Perpetual) (144A)				714,188
200,000			BPCE SA, 4.875%, 4/1/26 (144A)				212,389
90,000			Cooperatieve Rabobank UA, 3.875%, 2/8/22				95,411
250,000			Cooperatieve Rabobank UA, 3.95%, 11/9/22				262,371
500,000			Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22				518,977
150,000			HSBC Bank Plc, 7.65%, 5/1/25				184,028
200,000	6.88	USISDA05 + 551.4 bps	HSBC Holdings Plc, Floating Rate Note (Perpetual)				217,750
400,000	6.50	USSW5 + 444.6 bps	ING Groep NV, Floating Rate Note, 12/29/49				428,520
89,000			JPMorgan Chase & Co., 5.625%, 8/16/43				108,339
400,000			Lloyds Banking Group Plc, 4.65%, 3/24/26				422,920
200,000			Nordea Bank AB, 4.25%, 9/21/22 (144A)				211,488
435,000	8.62	USSW5 + 759.8 bps	Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)				482,306
160,000	4.50	US0003M + 385.6 bps	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)				166,000
200,000			Standard Chartered Plc, 3.95%, 1/11/23 (144A)				203,106
210,000			Wells Fargo Bank NA, 6.0%, 11/15/17				211,113
							$5,503,568
			Regional Banks - 0.6%
300,000			KeyCorp, 5.1%, 3/24/21				$326,957
305,000			Santander Holdings USA, Inc., 4.4%, 7/13/27 (144A)				311,858
425,000			SunTrust Bank, 2.45%, 8/1/22				424,131
							$1,062,946
			Thrifts & Mortgage Finance - 0.2%
255,000			Nationwide Building Society, 4.0%, 9/14/26 (144A)				$253,726
			Total Banks				$6,820,240
			Diversified Financials - 3.4%
			Other Diversified Financial Services - 0.2%
400,000			Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)				$394,592
			Specialized Finance - 0.6%
500,000			MassMutual Global Funding II, 2.75%, 6/22/24 (144A)				$498,676
450,000			USAA Capital Corp., 2.45%, 8/1/20 (144A)				453,608
							$952,284
			Consumer Finance - 0.8%
100,000			Ally Financial, Inc., 4.625%, 3/30/25				$104,875
200,000			Ally Financial, Inc., 5.125%, 9/30/24				216,600
400,000			Capital One Financial Corp., 3.75%, 4/24/24				413,075
440,000			General Motors Financial Co, Inc., 4.0%, 1/15/25				448,741
175,000			Hyundai Capital America, 2.0%, 3/19/18 (144A)				175,064
							$1,358,355
			Asset Management & Custody Banks - 0.5%
275,000			Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)				$353,729
125,000			Legg Mason, Inc., 3.95%, 7/15/24				128,082
100,000			Legg Mason, Inc., 4.75%, 3/15/26				106,235
345,000	2.36	US0003M + 105 bps	The Bank of New York Mellon Corp., Floating Rate Note, 10/30/23				352,414
							$940,460
			Investment Banking & Brokerage - 0.7%
125,000			E*TRADE Financial Corp., 2.95%, 8/24/22				$125,278
325,000			Morgan Stanley, 4.1%, 5/22/23				339,829
225,000			TD Ameritrade Holding Corp., 3.3%, 4/1/27				226,409
286,000	3.27	US0003M + 120.1 bps	The Goldman Sachs Group, Inc., Floating Rate Note, 9/29/25				286,373
250,000			UBS AG, 7.625%, 8/17/22				294,688
							$1,272,577
			Diversified Capital Markets - 0.6%
200,000	7.12		Credit Suisse Group AG, Variable Rate Note, (Perpetual)				$215,750
200,000	2.98	US0003M + 167 bps	ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)				201,925
190,000			Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)				205,246
400,000	7.12		UBS Group AG, Variable Rate Note (Perpetual)				433,198
							$1,056,119
			Total Diversified Financials				$5,974,387
			Insurance - 1.5%
			Insurance Brokers - 0.2%
370,000			Brown & Brown, Inc., 4.2%, 9/15/24				$390,375
			Life & Health Insurance - 0.8%
310,000			Aflac, Inc., 3.625%, 11/15/24				$326,904
260,000	1.78	US0003M + 48 bps	AIG Global Funding, Floating Rate Note, 7/2/20 (144A)				260,408
75,000			Principal Life Global Funding II, 1.5%, 4/18/19 (144A)				74,548
145,000			Protective Life Corp., 7.375%, 10/15/19				159,150
150,000			Protective Life Global Funding, 2.615%, 8/22/22 (144A)				149,781
145,000			Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)				149,858
155,000			Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)				175,055
26,000			Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)				35,864
							$1,331,568
			Multi-line Insurance - 0.3%
225,000			AIG, 3.875%, 1/15/35				$220,329
90,000			AXA SA, 8.6%, 12/15/30				128,925
125,000			Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)				176,648
							$525,902
			Property & Casualty Insurance - 0.2%
300,000			CNA Financial Corp., 4.5%, 3/1/26				$320,540
75,000			Delphi Financial Group, Inc., 7.875%, 1/31/20				83,521
							$404,061
			Reinsurance - 0.0% †
50,000			Lorenz Re 2017, Variable Rate Notes, 3/31/20 (e) (f)				$47,110
50,000			Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (e) (f)				2,800
							$49,910
			Total Insurance				$2,701,816
			Software & Services - 0.9%
			IT Consulting & Other Services - 0.1%
110,000			j2 Cloud Services LLC, 6.0%, 7/15/25 (144A)				$115,088
			Data Processing & Outsourced Services - 0.2%
125,000			Cardtronics, Inc., 5.125%, 8/1/22				$129,062
35,000			Cardtronics, Inc., 5.5%, 5/1/25 (144A)				35,806
165,000			Visa, Inc., 2.2%, 12/14/20				166,685
							$331,553
			Application Software - 0.2%
340,000			Adobe Systems, Inc., 3.25%, 2/1/25				$349,431
			Systems Software - 0.4%
165,000			CA, Inc., 3.6%, 8/15/22				$169,122
220,000			Microsoft Corp., 2.0%, 8/8/23				215,542
375,000			Oracle Corp., 2.5%, 5/15/22				380,511
							$765,175
			Total Software & Services				$1,561,247
			Technology Hardware & Equipment - 0.5%
			Technology Hardware, Storage & Peripherals - 0.1%
200,000			NCR Corp., 6.375%, 12/15/23				$213,320
			Electronic Components - 0.2%
300,000			Amphenol Corp., 3.125%, 9/15/21				$305,764
102,000			Amphenol Corp., 3.2%, 4/1/24				103,420
							$409,184
			Electronic Manufacturing Services - 0.2%
250,000			Flex, Ltd., 4.75%, 6/15/25				$270,211
			Total Technology Hardware & Equipment				$892,715
			Semiconductors & Semiconductor Equipment - 0.5%
			Semiconductors - 0.5%
360,000			Broadcom Corp., 3.625%, 1/15/24 (144A)				$369,856
450,000			Intel Corp., 4.8%, 10/1/41				523,997
70,000			Intel Corp., 4.9%, 7/29/45				83,646
							$977,499
			Total Semiconductors & Semiconductor Equipment				$977,499
			Telecommunication Services - 0.8%
			Integrated Telecommunication Services - 0.7%
375,000			AT&T, Inc., 5.15%, 2/14/50				$376,826
65,000			CenturyLink, Inc., 5.8%, 3/15/22				64,786
500,000			Deutsche Telekom International Finance BV, 3.6%, 1/19/27 (144A)				505,865
100,000			Frontier Communications Corp., 7.125%, 1/15/23				76,750
100,000			GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)				99,852
							$1,124,079
			Wireless Telecommunication Services - 0.1%
155,000			Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)				$164,187
50,000			SBA Tower Trust, 2.877%, 7/15/21 (144A)				50,660
							$214,847
			Total Telecommunication Services				$1,338,926
			Utilities - 4.0%
			Electric Utilities - 2.7%
127,000			AES Corp. Virginia, 5.125%, 9/1/27				$130,175
400,000			Dubai Electricity & Water Authority, 7.375%, 10/21/20 (144A)				457,490
455,000			Duquesne Light Holdings, Inc., 3.616%, 8/1/27 (144A)				451,857
200,000			EDP Finance BV, 3.625%, 7/15/24 (144A)				201,642
100,000			Electricite de France SA, 6.0%, 1/22/14 (144A)				111,445
200,000	5.25	USSW10 + 370.9 bps	Electricite de France SA, Floating Rate Note (Perpetual) (144A)				207,562
200,000			Enel Finance International NV, 4.75%, 5/25/47 (144A)				211,681
225,000			Exelon Corp., 2.85%, 6/15/20				229,473
135,000			Iberdrola International BV, 6.75%, 7/15/36				176,716
200,000			Indiana Michigan Power Co., 4.55%, 3/15/46				222,213
200,000			Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)				211,790
298,000			NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19				299,520
360,000			NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27				370,019
12,662			OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)				12,504
430,000			PPL Capital Funding, Inc., 3.1%, 5/15/26				422,900
100,000			Public Service Co. of New Mexico, 7.95%, 5/15/18				103,719
176,786			Southern California Edison Co., 1.845%, 2/1/22				174,932
200,000	6.25	US0003M + 419.9 bps	Southern California Edison Co., Floating Rate Note (Perpetual)				222,500
335,000			Southwestern Electric Power Co., 3.9%, 4/1/45				336,065
225,000			West Penn Power Co., 5.95%, 12/15/17 (144A)				226,778
							$4,780,981
			Gas Utilities - 0.3%
75,000			AmeriGas Partners LP, 5.5%, 5/20/25				$77,062
110,000			Boston Gas Co., 3.15%, 8/1/27 (144A)				110,073
45,000			DCP Midstream Operating LP, 3.875%, 3/15/23				44,100
100,000			DCP Midstream Operating LP, 5.6%, 4/1/44				93,250
212,721			Nakilat, Inc., 6.267%, 12/31/33 (144A)				250,479
							$574,964
			Multi-Utilities - 0.6%
300,000			Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54				$333,849
235,000			Dominion Energy, Inc., 2.579%, 7/1/20				236,961
150,000			Dominion Energy, Inc., 4.45%, 3/15/21				160,484
215,000			New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)				217,031
64,286			San Diego Gas & Electric Co., 1.914%, 2/1/22				63,891
							$1,012,216
			Independent Power Producers & Energy Traders - 0.4%
66,895			Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)				$75,379
105,000			Calpine Corp., 5.25%, 6/1/26 (144A)				104,475
250,000			Calpine Corp., 5.75%, 1/15/25				235,938
62,669			Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)				64,678
195,000			NRG Energy, Inc., 6.625%, 3/15/23				201,581
							$682,051
			Total Utilities				$7,050,212
			Real Estate - 1.5%
			Diversified REIT - 0.5%
160,000			Duke Realty LP, 3.625%, 4/15/23				$164,938
215,000			Duke Realty LP, 3.75%, 12/1/24				222,180
360,000			Essex Portfolio LP, 3.5%, 4/1/25				364,445
145,000			Ventas Realty LP, 3.125%, 6/15/23				145,545
							$897,108
			Office REIT - 0.6%
75,000			Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20				$75,744
50,000			Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23				51,975
25,000			Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27				25,520
200,000			Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22				213,415
50,000			Highwoods Realty LP, 3.2%, 6/15/21				50,672
290,000			Highwoods Realty LP, 3.625%, 1/15/23				294,208
250,000			Piedmont Operating Partnership LP, 3.4%, 6/1/23				247,583
							$959,117
			Health Care REIT - 0.2%
205,000			Healthcare Trust of America Holdings LP, 3.5%, 8/1/26				$200,607
200,000			Healthcare Trust of America Holdings LP, 3.75%, 7/1/27				199,465
							$400,072
			Residential REIT - 0.2%
350,000			UDR, Inc., 4.0%, 10/1/25				$364,511
			Total Real Estate				$2,620,808
			TOTAL CORPORATE BONDS
			(Cost $56,995,278)				$58,668,200

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 41.6%
77,447			Fannie Mae, 2.5%, 2/1/43				$75,332
18,105			Fannie Mae, 2.5%, 2/1/43				17,610
16,007			Fannie Mae, 2.5%, 3/1/43				15,571
41,345			Fannie Mae, 2.5%, 4/1/45				40,049
28,536			Fannie Mae, 2.5%, 4/1/45				27,641
60,726			Fannie Mae, 2.5%, 4/1/45				58,823
40,559			Fannie Mae, 2.5%, 4/1/45				39,287
20,361			Fannie Mae, 2.5%, 4/1/45				19,723
22,156			Fannie Mae, 2.5%, 4/1/45				21,462
29,994			Fannie Mae, 2.5%, 7/1/30				30,305
30,007			Fannie Mae, 2.5%, 7/1/30				30,318
53,750			Fannie Mae, 2.5%, 7/1/30				54,307
18,405			Fannie Mae, 2.5%, 8/1/43				17,902
77,177			Fannie Mae, 2.5%, 8/1/45				74,763
286,258			Fannie Mae, 3.0%, 1/1/47				288,325
91,216			Fannie Mae, 3.0%, 10/1/30				93,924
272,396			Fannie Mae, 3.0%, 10/1/46				273,484
199,211			Fannie Mae, 3.0%, 11/1/42				200,964
270,860			Fannie Mae, 3.0%, 11/1/46				271,941
87,755			Fannie Mae, 3.0%, 12/1/42				88,525
29,438			Fannie Mae, 3.0%, 12/1/42				29,697
79,853			Fannie Mae, 3.0%, 2/1/43				80,556
68,084			Fannie Mae, 3.0%, 2/1/43				68,684
28,300			Fannie Mae, 3.0%, 3/1/29				29,140
77,677			Fannie Mae, 3.0%, 3/1/43				78,358
39,213			Fannie Mae, 3.0%, 3/1/45				39,438
93,844			Fannie Mae, 3.0%, 3/1/47				94,218
99,788			Fannie Mae, 3.0%, 4/1/43				100,657
41,779			Fannie Mae, 3.0%, 4/1/45				42,038
221,581			Fannie Mae, 3.0%, 5/1/30				228,152
215,356			Fannie Mae, 3.0%, 5/1/31				221,902
16,573			Fannie Mae, 3.0%, 5/1/43				16,719
79,756			Fannie Mae, 3.0%, 5/1/43				80,458
281,353			Fannie Mae, 3.0%, 5/1/43				283,812
18,141			Fannie Mae, 3.0%, 5/1/43				18,297
21,871			Fannie Mae, 3.0%, 5/1/46				22,013
95,506			Fannie Mae, 3.0%, 5/1/46				96,193
209,232			Fannie Mae, 3.0%, 6/1/45				210,620
54,525			Fannie Mae, 3.0%, 7/1/30				56,144
46,753			Fannie Mae, 3.0%, 8/1/42				47,164
379,950			Fannie Mae, 3.0%, 8/1/42				383,295
45,100			Fannie Mae, 3.0%, 8/1/43				45,487
95,412			Fannie Mae, 3.0%, 9/1/42				96,252
36,811			Fannie Mae, 3.0%, 9/1/43				37,128
145,792			Fannie Mae, 3.0%, 9/1/46				146,374
221,318			Fannie Mae, 3.5%, 1/1/46				228,323
175,179			Fannie Mae, 3.5%, 1/1/46				180,724
94,578			Fannie Mae, 3.5%, 1/1/47				97,571
397,697			Fannie Mae, 3.5%, 1/1/47				411,570
197,594			Fannie Mae, 3.5%, 1/1/47				203,848
241,776			Fannie Mae, 3.5%, 1/1/47				250,783
12,710			Fannie Mae, 3.5%, 10/1/41				13,210
44,369			Fannie Mae, 3.5%, 10/1/45				45,909
24,528			Fannie Mae, 3.5%, 10/1/46				25,384
32,694			Fannie Mae, 3.5%, 10/1/46				33,729
4,860,000			Fannie Mae, 3.5%, 10/12/17 (TBA)				5,010,166
31,063			Fannie Mae, 3.5%, 11/1/40				32,206
341,498			Fannie Mae, 3.5%, 11/1/45				354,901
82,740			Fannie Mae, 3.5%, 12/1/44				85,706
211,797			Fannie Mae, 3.5%, 12/1/45				218,500
74,188			Fannie Mae, 3.5%, 12/1/45				76,536
202,371			Fannie Mae, 3.5%, 12/1/45				208,776
166,854			Fannie Mae, 3.5%, 12/1/46				172,135
334,911			Fannie Mae, 3.5%, 2/1/45				347,956
214,955			Fannie Mae, 3.5%, 2/1/45				222,989
156,524			Fannie Mae, 3.5%, 2/1/46				161,478
78,098			Fannie Mae, 3.5%, 2/1/46				80,570
19,277			Fannie Mae, 3.5%, 2/1/46				19,887
361,144			Fannie Mae, 3.5%, 2/1/47				372,575
66,066			Fannie Mae, 3.5%, 3/1/46				68,157
127,712			Fannie Mae, 3.5%, 4/1/46				131,754
241,216			Fannie Mae, 3.5%, 5/1/44				249,879
66,001			Fannie Mae, 3.5%, 5/1/46				68,460
288,596			Fannie Mae, 3.5%, 5/1/47				297,730
278,627			Fannie Mae, 3.5%, 5/1/47				287,445
158,735			Fannie Mae, 3.5%, 6/1/42				164,656
243,019			Fannie Mae, 3.5%, 6/1/45				251,460
86,892			Fannie Mae, 3.5%, 7/1/42				89,944
311,927			Fannie Mae, 3.5%, 7/1/47				321,800
435,938			Fannie Mae, 3.5%, 7/1/47				449,736
99,702			Fannie Mae, 3.5%, 7/1/47				102,858
86,439			Fannie Mae, 3.5%, 8/1/42				89,444
59,902			Fannie Mae, 3.5%, 8/1/42				62,129
250,472			Fannie Mae, 3.5%, 8/1/45				260,302
80,957			Fannie Mae, 3.5%, 8/1/45				83,520
64,354			Fannie Mae, 3.5%, 8/1/45				66,391
56,938			Fannie Mae, 3.5%, 8/1/47				58,741
704,419			Fannie Mae, 3.5%, 8/1/47				726,715
23,245			Fannie Mae, 3.5%, 9/1/26				24,281
224,555			Fannie Mae, 3.5%, 9/1/45				233,329
162,871			Fannie Mae, 3.5%, 9/1/45				168,026
64,863			Fannie Mae, 3.5%, 9/1/45				67,300
267,897			Fannie Mae, 3.5%, 9/1/46				276,376
270,295			Fannie Mae, 4.0%, 1/1/42				285,805
86,289			Fannie Mae, 4.0%, 1/1/42				91,240
5,664			Fannie Mae, 4.0%, 1/1/42				5,990
75,525			Fannie Mae, 4.0%, 1/1/46				79,540
709,646			Fannie Mae, 4.0%, 1/1/47				747,953
248,071			Fannie Mae, 4.0%, 10/1/40				266,210
401,482			Fannie Mae, 4.0%, 10/1/43				425,945
62,619			Fannie Mae, 4.0%, 10/1/44				66,012
143,944			Fannie Mae, 4.0%, 10/1/45				151,596
257,383			Fannie Mae, 4.0%, 10/1/45				271,131
220,000			Fannie Mae, 4.0%, 10/12/17 (TBA)				231,636
7,964			Fannie Mae, 4.0%, 11/1/41				8,420
127,668			Fannie Mae, 4.0%, 11/1/43				136,012
113,426			Fannie Mae, 4.0%, 11/1/45				119,456
323,082			Fannie Mae, 4.0%, 11/1/45				344,110
72,734			Fannie Mae, 4.0%, 11/1/45				76,601
63,688			Fannie Mae, 4.0%, 11/1/46				67,095
58,976			Fannie Mae, 4.0%, 11/1/46				62,131
32,040			Fannie Mae, 4.0%, 12/1/40				34,384
12,705			Fannie Mae, 4.0%, 12/1/41				13,435
291,457			Fannie Mae, 4.0%, 12/1/43				307,266
229,629			Fannie Mae, 4.0%, 12/1/45				241,870
70,248			Fannie Mae, 4.0%, 2/1/42				74,267
185,242			Fannie Mae, 4.0%, 2/1/46				195,288
28,499			Fannie Mae, 4.0%, 3/1/42				30,256
166,542			Fannie Mae, 4.0%, 3/1/45				175,442
74,687			Fannie Mae, 4.0%, 4/1/42				78,976
45,523			Fannie Mae, 4.0%, 4/1/46				47,955
120,392			Fannie Mae, 4.0%, 4/1/47				127,513
116,648			Fannie Mae, 4.0%, 4/1/47				122,876
191,878			Fannie Mae, 4.0%, 4/1/47				203,227
185,041			Fannie Mae, 4.0%, 6/1/46				194,909
74,680			Fannie Mae, 4.0%, 6/1/47				79,104
24,882			Fannie Mae, 4.0%, 6/1/47				26,356
123,946			Fannie Mae, 4.0%, 6/1/47				130,563
174,247			Fannie Mae, 4.0%, 6/1/47				183,550
321,577			Fannie Mae, 4.0%, 6/1/47				338,747
103,634			Fannie Mae, 4.0%, 7/1/41				110,059
23,363			Fannie Mae, 4.0%, 7/1/42				24,889
184,319			Fannie Mae, 4.0%, 7/1/42				194,784
38,018			Fannie Mae, 4.0%, 7/1/44				40,070
10,777			Fannie Mae, 4.0%, 7/1/44				11,358
186,921			Fannie Mae, 4.0%, 7/1/46				196,903
318,771			Fannie Mae, 4.0%, 7/1/46				335,774
119,657			Fannie Mae, 4.0%, 7/1/47				126,045
103,060			Fannie Mae, 4.0%, 7/1/47				109,165
556,656			Fannie Mae, 4.0%, 8/1/42				588,610
177,888			Fannie Mae, 4.0%, 8/1/43				187,658
257,733			Fannie Mae, 4.0%, 8/1/43				272,076
187,953			Fannie Mae, 4.0%, 8/1/44				198,101
107,570			Fannie Mae, 4.0%, 8/1/44				113,372
185,597			Fannie Mae, 4.0%, 8/1/46				195,514
189,900			Fannie Mae, 4.0%, 8/1/46				200,045
114,843			Fannie Mae, 4.0%, 8/1/47				120,975
203,640			Fannie Mae, 4.0%, 8/1/47				214,512
164,627			Fannie Mae, 4.0%, 9/1/43				173,777
173,975			Fannie Mae, 4.0%, 9/1/43				183,602
48,033			Fannie Mae, 4.5%, 11/1/40				52,005
91,066			Fannie Mae, 4.5%, 11/1/43				97,913
8,173			Fannie Mae, 4.5%, 12/1/40				8,866
27,981			Fannie Mae, 4.5%, 12/1/41				30,038
128,548			Fannie Mae, 4.5%, 2/1/44				138,183
111,016			Fannie Mae, 4.5%, 2/1/44				119,322
139,260			Fannie Mae, 4.5%, 2/1/47				149,542
5,825			Fannie Mae, 4.5%, 4/1/41				6,292
124,790			Fannie Mae, 4.5%, 5/1/41				136,159
374,898			Fannie Mae, 4.5%, 5/1/41				405,910
282,465			Fannie Mae, 4.5%, 5/1/41				305,756
231,585			Fannie Mae, 4.5%, 5/1/46				248,685
830,566			Fannie Mae, 4.5%, 6/1/44				897,611
95,254			Fannie Mae, 4.5%, 7/1/41				103,368
285,938			Fannie Mae, 4.5%, 8/1/40				309,513
289,415			Fannie Mae, 4.5%, 8/1/44				311,071
30,278			Fannie Mae, 5.0%, 10/1/20				31,250
8,612			Fannie Mae, 5.0%, 6/1/40				9,408
4,327			Fannie Mae, 5.0%, 7/1/19				4,427
4,882			Fannie Mae, 5.0%, 7/1/40				5,332
33,846			Fannie Mae, 5.5%, 10/1/35				37,718
8,731			Fannie Mae, 5.5%, 12/1/34				9,776
787			Fannie Mae, 5.5%, 3/1/18				788
11,059			Fannie Mae, 5.5%, 9/1/33				12,383
2,192			Fannie Mae, 6.0%, 10/1/32				2,474
2,906			Fannie Mae, 6.0%, 11/1/32				3,269
15,008			Fannie Mae, 6.0%, 11/1/32				16,881
9,024			Fannie Mae, 6.0%, 4/1/33				10,195
12,639			Fannie Mae, 6.0%, 5/1/33				14,279
10,409			Fannie Mae, 6.0%, 6/1/33				11,708
16,311			Fannie Mae, 6.0%, 7/1/34				18,516
2,600			Fannie Mae, 6.0%, 7/1/38				2,929
6,602			Fannie Mae, 6.0%, 9/1/29				7,496
5,272			Fannie Mae, 6.0%, 9/1/34				6,021
2,930			Fannie Mae, 6.5%, 1/1/32				3,247
1,942			Fannie Mae, 6.5%, 2/1/32				2,171
1,497			Fannie Mae, 6.5%, 3/1/32				1,659
2,630			Fannie Mae, 6.5%, 3/1/32				2,914
1,056			Fannie Mae, 6.5%, 4/1/29				1,171
3,150			Fannie Mae, 6.5%, 4/1/32				3,491
1,304			Fannie Mae, 6.5%, 7/1/21				1,445
21,543			Fannie Mae, 6.5%, 7/1/34				24,070
3,820			Fannie Mae, 6.5%, 8/1/32				4,342
2,996			Fannie Mae, 6.5%, 8/1/32				3,325
2,400			Fannie Mae, 7.0%, 1/1/32				2,769
821			Fannie Mae, 7.0%, 11/1/29				823
647			Fannie Mae, 7.0%, 7/1/31				681
774			Fannie Mae, 7.0%, 8/1/19				794
423			Fannie Mae, 7.0%, 9/1/18				428
4,497			Fannie Mae, 7.0%, 9/1/30				4,625
1,430			Fannie Mae, 7.5%, 2/1/31				1,685
5,001			Fannie Mae, 8.0%, 10/1/30				5,988
61,830			Federal Home Loan Mortgage Corp., 2.5%, 11/1/22				62,554
44,228			Federal Home Loan Mortgage Corp., 3.0%, 1/1/43				44,649
71,299			Federal Home Loan Mortgage Corp., 3.0%, 10/1/29				73,331
39,649			Federal Home Loan Mortgage Corp., 3.0%, 11/1/30				40,815
199,893			Federal Home Loan Mortgage Corp., 3.0%, 11/1/42				201,732
43,779			Federal Home Loan Mortgage Corp., 3.0%, 12/1/46				44,062
74,005			Federal Home Loan Mortgage Corp., 3.0%, 12/1/46				74,351
102,237			Federal Home Loan Mortgage Corp., 3.0%, 2/1/43				103,155
68,420			Federal Home Loan Mortgage Corp., 3.0%, 2/1/43				69,075
209,891			Federal Home Loan Mortgage Corp., 3.0%, 2/1/47				210,872
29,717			Federal Home Loan Mortgage Corp., 3.0%, 3/1/47				29,856
190,083			Federal Home Loan Mortgage Corp., 3.0%, 4/1/43				191,913
67,796			Federal Home Loan Mortgage Corp., 3.0%, 4/1/43				68,448
69,957			Federal Home Loan Mortgage Corp., 3.0%, 5/1/43				70,611
43,748			Federal Home Loan Mortgage Corp., 3.0%, 5/1/45				43,996
137,654			Federal Home Loan Mortgage Corp., 3.0%, 6/1/46				138,696
24,924			Federal Home Loan Mortgage Corp., 3.0%, 7/1/47				25,041
37,047			Federal Home Loan Mortgage Corp., 3.0%, 8/1/45				37,213
26,295			Federal Home Loan Mortgage Corp., 3.0%, 9/1/42				26,536
30,458			Federal Home Loan Mortgage Corp., 3.0%, 9/1/42				30,737
124,246			Federal Home Loan Mortgage Corp., 3.0%, 9/1/46				124,826
85,764			Federal Home Loan Mortgage Corp., 3.5%, 1/1/47				88,524
29,939			Federal Home Loan Mortgage Corp., 3.5%, 10/1/40				31,031
46,110			Federal Home Loan Mortgage Corp., 3.5%, 10/1/42				47,794
59,801			Federal Home Loan Mortgage Corp., 3.5%, 10/1/42				62,092
70,357			Federal Home Loan Mortgage Corp., 3.5%, 10/1/44				72,699
216,782			Federal Home Loan Mortgage Corp., 3.5%, 10/1/45				223,760
236,187			Federal Home Loan Mortgage Corp., 3.5%, 10/1/45				245,292
850,000			Federal Home Loan Mortgage Corp., 3.5%, 10/1/47				877,361
46,659			Federal Home Loan Mortgage Corp., 3.5%, 11/1/28				49,101
468,110			Federal Home Loan Mortgage Corp., 3.5%, 11/1/45				484,278
195,881			Federal Home Loan Mortgage Corp., 3.5%, 12/1/44				202,187
132,559			Federal Home Loan Mortgage Corp., 3.5%, 12/1/46				136,826
400,190			Federal Home Loan Mortgage Corp., 3.5%, 12/1/46				415,495
118,284			Federal Home Loan Mortgage Corp., 3.5%, 3/1/46				122,091
62,907			Federal Home Loan Mortgage Corp., 3.5%, 5/1/42				65,195
198,220			Federal Home Loan Mortgage Corp., 3.5%, 5/1/46				204,601
279,135			Federal Home Loan Mortgage Corp., 3.5%, 6/1/45				289,896
24,878			Federal Home Loan Mortgage Corp., 3.5%, 6/1/47				25,785
74,654			Federal Home Loan Mortgage Corp., 3.5%, 6/1/47				77,057
149,326			Federal Home Loan Mortgage Corp., 3.5%, 6/1/47				154,133
81,339			Federal Home Loan Mortgage Corp., 3.5%, 7/1/29				85,166
240,920			Federal Home Loan Mortgage Corp., 3.5%, 7/1/46				250,685
350,739			Federal Home Loan Mortgage Corp., 3.5%, 7/1/47				362,029
331,792			Federal Home Loan Mortgage Corp., 3.5%, 8/1/29				347,396
22,097			Federal Home Loan Mortgage Corp., 3.5%, 8/1/44				22,850
299,555			Federal Home Loan Mortgage Corp., 3.5%, 8/1/46				310,416
349,990			Federal Home Loan Mortgage Corp., 3.5%, 8/1/46				363,374
426,648			Federal Home Loan Mortgage Corp., 3.5%, 8/1/46				442,214
319,631			Federal Home Loan Mortgage Corp., 3.5%, 8/1/47				329,919
63,669			Federal Home Loan Mortgage Corp., 4.0%, 1/1/46				67,059
224,979			Federal Home Loan Mortgage Corp., 4.0%, 10/1/42				237,798
43,138			Federal Home Loan Mortgage Corp., 4.0%, 10/1/43				45,507
36,961			Federal Home Loan Mortgage Corp., 4.0%, 10/1/45				38,929
850,000			Federal Home Loan Mortgage Corp., 4.0%, 10/1/47				895,257
236,158			Federal Home Loan Mortgage Corp., 4.0%, 11/1/41				253,650
54,152			Federal Home Loan Mortgage Corp., 4.0%, 12/1/40				57,520
27,061			Federal Home Loan Mortgage Corp., 4.0%, 12/1/44				28,502
157,810			Federal Home Loan Mortgage Corp., 4.0%, 12/1/45				166,212
35,266			Federal Home Loan Mortgage Corp., 4.0%, 2/1/44				37,438
101,994			Federal Home Loan Mortgage Corp., 4.0%, 2/1/44				108,275
281,633			Federal Home Loan Mortgage Corp., 4.0%, 2/1/46				296,628
44,628			Federal Home Loan Mortgage Corp., 4.0%, 3/1/47				47,011
85,015			Federal Home Loan Mortgage Corp., 4.0%, 4/1/45				89,541
688,406			Federal Home Loan Mortgage Corp., 4.0%, 4/1/47				725,059
269,471			Federal Home Loan Mortgage Corp., 4.0%, 4/1/47				285,200
133,515			Federal Home Loan Mortgage Corp., 4.0%, 4/1/47				141,338
257,860			Federal Home Loan Mortgage Corp., 4.0%, 4/1/47				271,628
84,289			Federal Home Loan Mortgage Corp., 4.0%, 4/1/47				89,228
103,742			Federal Home Loan Mortgage Corp., 4.0%, 5/1/44				109,284
24,400			Federal Home Loan Mortgage Corp., 4.0%, 5/1/46				25,699
452,248			Federal Home Loan Mortgage Corp., 4.0%, 5/1/47				476,327
151,979			Federal Home Loan Mortgage Corp., 4.0%, 6/1/44				160,089
134,992			Federal Home Loan Mortgage Corp., 4.0%, 6/1/46				142,180
49,785			Federal Home Loan Mortgage Corp., 4.0%, 6/1/47				52,436
46,263			Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				48,730
35,912			Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				38,124
43,274			Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				45,939
34,441			Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				36,560
220,253			Federal Home Loan Mortgage Corp., 4.0%, 7/1/46				231,980
116,656			Federal Home Loan Mortgage Corp., 4.0%, 7/1/47				122,867
214,446			Federal Home Loan Mortgage Corp., 4.0%, 8/1/46				225,864
266,730			Federal Home Loan Mortgage Corp., 4.5%, 5/1/47				285,989
6,238			Federal Home Loan Mortgage Corp., 5.0%, 10/1/38				6,838
4,079			Federal Home Loan Mortgage Corp., 5.0%, 12/1/21				4,242
22,893			Federal Home Loan Mortgage Corp., 5.0%, 12/1/39				25,316
12,596			Federal Home Loan Mortgage Corp., 5.0%, 5/1/39				13,911
5,658			Federal Home Loan Mortgage Corp., 5.0%, 9/1/38				6,204
20,180			Federal Home Loan Mortgage Corp., 5.5%, 6/1/41				22,489
15,268			Federal Home Loan Mortgage Corp., 5.5%, 9/1/33				17,065
3,243			Federal Home Loan Mortgage Corp., 6.0%, 1/1/34				3,648
1,203			Federal Home Loan Mortgage Corp., 6.0%, 10/1/32				1,354
8,182			Federal Home Loan Mortgage Corp., 6.0%, 11/1/32				9,217
7,058			Federal Home Loan Mortgage Corp., 6.0%, 12/1/32				8,045
1,964			Federal Home Loan Mortgage Corp., 6.0%, 12/1/36				2,227
12,559			Federal Home Loan Mortgage Corp., 6.0%, 2/1/33				14,268
3,832			Federal Home Loan Mortgage Corp., 6.5%, 1/1/29				4,287
9,625			Federal Home Loan Mortgage Corp., 6.5%, 10/1/31				10,668
2,255			Federal Home Loan Mortgage Corp., 6.5%, 2/1/32				2,519
2,194			Federal Home Loan Mortgage Corp., 6.5%, 3/1/32				2,432
1,625			Federal Home Loan Mortgage Corp., 6.5%, 4/1/31				1,818
13,593			Federal Home Loan Mortgage Corp., 6.5%, 4/1/32				15,523
4,919			Federal Home Loan Mortgage Corp., 6.5%, 7/1/32				5,549
29,445			Federal Home Loan Mortgage Corp., 7.0%, 10/1/46				31,912
1,786			Federal Home Loan Mortgage Corp., 7.0%, 2/1/31				2,051
974			Federal Home Loan Mortgage Corp., 7.0%, 3/1/32				989
526			Federal Home Loan Mortgage Corp., 7.0%, 4/1/30				531
3,027			Federal Home Loan Mortgage Corp., 7.0%, 4/1/32				3,545
426			Federal Home Loan Mortgage Corp., 7.0%, 8/1/22				427
3,142			Federal Home Loan Mortgage Corp., 7.0%, 9/1/22				3,319
1,681			Federal Home Loan Mortgage Corp., 7.5%, 8/1/31				1,893
75,100			Federal National Mortgage Association, 2.5%, 4/1/45				72,745
875,000			Federal National Mortgage Association, 3.0%, 10/1/47				878,493
136,712			Federal National Mortgage Association, 3.0%, 4/1/31				140,560
860,000			Federal National Mortgage Association, 3.5%, 10/1/47				887,219
462,814			Federal National Mortgage Association, 3.5%, 2/1/45				477,462
347,729			Federal National Mortgage Association, 3.5%, 4/1/32				362,800
721,816			Federal National Mortgage Association, 3.5%, 5/1/47				744,662
207,395			Federal National Mortgage Association, 3.5%, 7/1/46				213,959
51,556			Federal National Mortgage Association, 4.0%, 10/1/45				54,304
109,930			Federal National Mortgage Association, 5.0%, 5/1/31				120,003
213,022			Government National Mortgage Association I, 3.5%, 1/15/45				221,882
54,954			Government National Mortgage Association I, 3.5%, 10/15/42				57,453
317,893			Government National Mortgage Association I, 3.5%, 11/15/41				331,728
126,729			Government National Mortgage Association I, 3.5%, 8/15/42				132,188
103,198			Government National Mortgage Association I, 3.5%, 8/15/46				107,491
109,516			Government National Mortgage Association I, 4.0%, 1/15/25				115,753
393,262			Government National Mortgage Association I, 4.0%, 3/15/44				414,910
137,710			Government National Mortgage Association I, 4.0%, 4/15/45				145,318
191,701			Government National Mortgage Association I, 4.0%, 6/15/45				202,253
5,132			Government National Mortgage Association I, 4.0%, 6/15/45				5,414
21,611			Government National Mortgage Association I, 4.0%, 7/15/45				22,809
68,763			Government National Mortgage Association I, 4.0%, 8/15/43				73,826
20,761			Government National Mortgage Association I, 4.0%, 8/15/45				21,994
55,941			Government National Mortgage Association I, 4.0%, 9/15/44				59,021
3,802			Government National Mortgage Association I, 4.5%, 4/15/20				3,924
95,307			Government National Mortgage Association I, 4.5%, 5/15/39				104,093
9,410			Government National Mortgage Association I, 4.5%, 8/15/41				10,182
4,760			Government National Mortgage Association I, 5.0%, 7/15/19				4,882
9,086			Government National Mortgage Association I, 5.0%, 9/15/33				9,973
13,702			Government National Mortgage Association I, 5.5%, 10/15/34				15,266
14,243			Government National Mortgage Association I, 5.5%, 3/15/33				15,984
15,690			Government National Mortgage Association I, 5.5%, 7/15/33				17,710
36,439			Government National Mortgage Association I, 5.5%, 8/15/33				41,070
8,347			Government National Mortgage Association I, 6.0%, 1/15/33				9,591
9,588			Government National Mortgage Association I, 6.0%, 10/15/32				10,807
2,734			Government National Mortgage Association I, 6.0%, 10/15/32				3,082
28,979			Government National Mortgage Association I, 6.0%, 11/15/32				33,037
22,240			Government National Mortgage Association I, 6.0%, 11/15/32				25,244
13,990			Government National Mortgage Association I, 6.0%, 12/15/33				15,908
104			Government National Mortgage Association I, 6.0%, 2/15/18				104
14,998			Government National Mortgage Association I, 6.0%, 2/15/29				17,035
14,418			Government National Mortgage Association I, 6.0%, 4/15/28				16,404
1,461			Government National Mortgage Association I, 6.0%, 8/15/19				1,490
13,611			Government National Mortgage Association I, 6.0%, 8/15/34				15,459
9,023			Government National Mortgage Association I, 6.0%, 8/15/34				10,170
13,036			Government National Mortgage Association I, 6.0%, 9/15/32				15,266
6,600			Government National Mortgage Association I, 6.5%, 10/15/31				7,284
2,602			Government National Mortgage Association I, 6.5%, 12/15/31				2,872
2,827			Government National Mortgage Association I, 6.5%, 12/15/31				3,190
24,391			Government National Mortgage Association I, 6.5%, 12/15/32				28,490
4,416			Government National Mortgage Association I, 6.5%, 2/15/29				4,874
1,808			Government National Mortgage Association I, 6.5%, 3/15/26				1,995
1,287			Government National Mortgage Association I, 6.5%, 4/15/32				1,421
2,024			Government National Mortgage Association I, 6.5%, 4/15/32				2,262
15,100			Government National Mortgage Association I, 6.5%, 5/15/29				17,376
5,764			Government National Mortgage Association I, 6.5%, 5/15/29				6,628
3,856			Government National Mortgage Association I, 6.5%, 5/15/31				4,255
5,261			Government National Mortgage Association I, 6.5%, 6/15/28				5,806
5,091			Government National Mortgage Association I, 6.5%, 6/15/28				5,839
2,462			Government National Mortgage Association I, 6.5%, 6/15/32				2,753
1,144			Government National Mortgage Association I, 6.5%, 6/15/32				1,262
5,231			Government National Mortgage Association I, 6.5%, 6/15/32				5,773
20,060			Government National Mortgage Association I, 6.5%, 7/15/31				22,138
5,276			Government National Mortgage Association I, 6.5%, 7/15/32				5,822
6,101			Government National Mortgage Association I, 6.5%, 9/15/31				6,733
203			Government National Mortgage Association I, 7.0%, 1/15/26				203
5,142			Government National Mortgage Association I, 7.0%, 1/15/29				5,778
6,088			Government National Mortgage Association I, 7.0%, 11/15/28				6,593
707			Government National Mortgage Association I, 7.0%, 12/15/30				722
17,196			Government National Mortgage Association I, 7.0%, 2/15/28				18,034
1,917			Government National Mortgage Association I, 7.0%, 2/15/31				1,960
4,015			Government National Mortgage Association I, 7.0%, 5/15/31				4,215
14,984			Government National Mortgage Association I, 7.0%, 5/15/32				16,369
7,434			Government National Mortgage Association I, 7.0%, 6/15/29				8,078
19,251			Government National Mortgage Association I, 7.0%, 7/15/26				20,227
742			Government National Mortgage Association I, 7.0%, 7/15/29				770
3,717			Government National Mortgage Association I, 7.0%, 7/15/29				4,174
2,888			Government National Mortgage Association I, 7.0%, 8/15/31				3,450
1,697			Government National Mortgage Association I, 7.0%, 9/15/27				1,745
505			Government National Mortgage Association I, 7.5%, 10/15/22				535
3,507			Government National Mortgage Association I, 7.5%, 10/15/29				3,873
178			Government National Mortgage Association I, 7.5%, 6/15/23				179
341			Government National Mortgage Association I, 7.5%, 8/15/23				351
0			Government National Mortgage Association I, 7.5%, 8/15/29				0
118,313			Government National Mortgage Association II, 3.0%, 8/20/46				120,096
370,760			Government National Mortgage Association II, 3.0%, 9/20/46				376,348
178,050			Government National Mortgage Association II, 3.5%, 1/20/46				185,356
344,587			Government National Mortgage Association II, 3.5%, 1/20/47				358,626
335,655			Government National Mortgage Association II, 3.5%, 11/20/46				349,330
348,647			Government National Mortgage Association II, 3.5%, 2/20/47				362,851
14,982			Government National Mortgage Association II, 3.5%, 3/20/45				15,596
45,847			Government National Mortgage Association II, 3.5%, 3/20/46				48,081
16,545			Government National Mortgage Association II, 3.5%, 4/20/45				17,279
39,260			Government National Mortgage Association II, 3.5%, 4/20/45				41,013
21,444			Government National Mortgage Association II, 3.5%, 4/20/45				22,362
146,809			Government National Mortgage Association II, 3.5%, 4/20/47				152,790
98,115			Government National Mortgage Association II, 3.5%, 8/20/45				102,156
224,985			Government National Mortgage Association II, 4.0%, 10/20/46				237,188
72,300			Government National Mortgage Association II, 4.0%, 3/20/46				76,768
354,785			Government National Mortgage Association II, 4.0%, 4/20/47				374,766
36,932			Government National Mortgage Association II, 4.0%, 7/20/42				39,176
561,521			Government National Mortgage Association II, 4.0%, 7/20/44				595,706
31,357			Government National Mortgage Association II, 4.0%, 8/20/39				33,413
53,607			Government National Mortgage Association II, 4.0%, 9/20/44				56,866
252,512			Government National Mortgage Association II, 4.5%, 1/20/44				269,571
275,057			Government National Mortgage Association II, 4.5%, 1/20/47				293,640
70,233			Government National Mortgage Association II, 4.5%, 10/20/44				74,977
146,104			Government National Mortgage Association II, 4.5%, 11/20/44				155,975
328,911			Government National Mortgage Association II, 4.5%, 4/20/47				351,132
95,485			Government National Mortgage Association II, 4.5%, 5/20/43				102,686
818,494			Government National Mortgage Association II, 4.5%, 8/20/47				875,318
13,422			Government National Mortgage Association II, 4.5%, 9/20/41				14,431
5,166			Government National Mortgage Association II, 5.0%, 1/20/20				5,332
9,030			Government National Mortgage Association II, 5.0%, 11/20/19				9,312
14,466			Government National Mortgage Association II, 6.0%, 11/20/33				16,529
949			Government National Mortgage Association II, 6.0%, 12/20/18				954
2,849			Government National Mortgage Association II, 6.0%, 7/20/19				2,865
4,406			Government National Mortgage Association II, 6.5%, 12/20/28				5,123
2,830			Government National Mortgage Association II, 6.5%, 8/20/28				3,256
2,568			Government National Mortgage Association II, 6.5%, 9/20/31				3,015
1,295			Government National Mortgage Association II, 7.0%, 1/20/31				1,519
8,864			Government National Mortgage Association II, 7.0%, 2/20/29				10,360
3,944			Government National Mortgage Association II, 7.0%, 5/20/26				4,484
769			Government National Mortgage Association II, 7.5%, 8/20/27				903
266			Government National Mortgage Association II, 8.0%, 8/20/25				297
2,125,000			U.S. Treasury Bills, 10/19/17 (c)				2,124,078
7,400,000			U.S. Treasury Bills, 10/26/17 (c)				7,395,377
185,000			U.S. Treasury Bonds, 2.5%, 2/15/45				172,541
125,000			U.S. Treasury Bonds, 3.0%, 11/15/44				128,774
500,000			U.S. Treasury Bonds, 4.375%, 5/15/41				639,590
25,000			U.S. Treasury Bonds, 4.75%, 2/15/37				33,199
250,000			U.S. Treasury Bonds, 5.375%, 2/15/31				335,039
1,730,784			U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45				1,650,695
583,085			U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47				574,610
2,964,968			U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46				3,007,931
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $73,501,809)				$73,511,873

			FOREIGN GOVERNMENT BONDS - 0.2%
200,000			Africa Finance Corp., 4.375%, 4/29/20 (144A)				$206,832
205,000			Kuwait International Government Bond, 3.5%, 3/20/27 (144A)				210,842
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $402,035)				$417,674

			MUNICIPAL BONDS - 1.0% (g)
			Municipal Education - 0.0% †
10,000			Amherst College, 3.794%, 11/1/42				$9,946

			Municipal General - 0.1%
90,000			JobsOhio Beverage System, 3.985%, 1/1/29				$95,989
25,000			JobsOhio Beverage System, 4.532%, 1/1/35				27,441
50,000			Virginia Commonwealth Transportation Board, 4.0%, 5/15/31				54,046
50,000			Virginia Commonwealth Transportation Board, 4.0%, 5/15/32				53,794
							$231,270
			Higher Municipal Education - 0.7%
25,000			Baylor University, 4.313%, 3/1/42				$26,372
210,000			Massachusetts Development Finance Agency, Harvard University-Series A, 5.0%, 7/15/40				273,237
150,000			New York State Dormitory Authority, 5.0%, 10/1/46				199,404
580,000			University of California, 3.063%, 7/1/25				594,825
50,000			University of Virginia, Green Bond Series A, 5.0%, 4/1/45				57,840
							$1,151,678
			Municipal School District - 0.1%
50,000			Frisco Independent School District, 4.0%, 8/15/40				$52,844
25,000			Frisco Independent School District, 4.0%, 8/15/45				26,288
							$79,132
			Municipal Transportation - 0.1%
100,000			Fairfax County Economic Development Authority, 2.875%, 4/1/34				$92,929
10,000			Port Authority of New York & New Jersey, 4.458%, 10/1/62				11,176
80,000			Virginia Commonwealth Transportation Board, 3.0%, 5/15/39				75,596
							$179,701
			Municipal Obligation - 0.0% †
50,000			State of Texas, 4.0%, 10/1/44				$52,750

			TOTAL MUNICIPAL BONDS
			(Cost $1,676,717)				$1,704,477

			SENIOR FLOATING RATE LOAN INTERESTS - 4.3% **
			Energy - 0.3%
			Oil & Gas Drilling - 0.1%
250,000	7.23	LIBOR + 600 bps	Gavilan Resources LLC, Initial Term Loan (Second Lien), 2/23/24				$241,875
			Oil & Gas Refining & Marketing - 0.1%
104,562	3.24	LIBOR + 200 bps	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 5/25/23				$105,389
			Oil & Gas Storage & Transportation - 0.1%
100,000	3.98	LIBOR + 275 bps	Energy Transfer Equity LP, Loan, 2/2/24				$100,554
			Total Energy				$447,818
			Materials - 0.2%
			Diversified Chemicals - 0.1%
30,233	3.00	LIBOR + 300 bps	Tronox Blocked Borrower LLC, Blocked Dollar Term Loan (First Lien), 9/14/24				$30,381
69,767	3.00	LIBOR + 300 bps	Tronox Finance LLC, Initial Dollar Term Loan (First Lien), 9/14/24				70,111
							$100,492
			Metal & Glass Containers - 0.1%
98,466	5.58	LIBOR + 425 bps	Coveris Holdings SA, Term Loan (First Lien), 6/26/22				$98,373
73,866	4.81	LIBOR + 350 bps	Tekni-Plex, Inc., Tranche B-1 Term Loan (First Lien), 4/15/22				73,974
							$172,347
			Steel - 0.0% †
99,250	4.07	LIBOR + 275 bps	Zekelman Industries, Inc., Term Loan, 6/8/21				$99,746
			Total Materials				$372,585
			Capital Goods - 0.4%
			Aerospace & Defense - 0.1%
100,000	2.75	LIBOR + 275 bps	MacDonald, Dettwiler & Associates, Term Loan (First Lien), 7/6/24				$100,170
51,137	3.98	LIBOR + 275 bps	DigitalGlobe, Inc., Term Loan, 12/22/23				51,179
							$151,349
			Electrical Components & Equipment - 0.1%
99,500	3.74	LIBOR + 250 bps	Dell International LLC, New Term B Loan, 9/7/23				$99,940
100,000	3.74	LIBOR + 250 bps	Southwire Co., Term Loan, 1/31/21				100,542
							$200,482
			Industrial Conglomerates - 0.1%
99,250	4.24	LIBOR + 300 bps	Milacron LLC, Term B Loan, 9/25/23				$99,850
			Trading Companies & Distributors - 0.1%
210,000	0.00	LIBOR + 0 bps	Beacon Roofing Supply, Inc., Bridge Loan, 8/24/18				$210,000
64,919	4.34	LIBOR + 300 bps	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19				65,203
							$275,203
			Total Capital Goods				$726,884
			Commercial Services & Supplies - 0.1%
			Environmental & Facilities Services - 0.1%
99,462	4.83	LIBOR + 350 bps	Infiltrator Water Technologies LLC, Term B-1 Loan, 5/27/22				$100,518
51,180	0.00	LIBOR + 300 bps	Wrangler Buyer Corp., 9/20/24				51,468
							$151,986
			Human Resource & Employment Services - 0.0% †
67,987	3.24	LIBOR + 200 bps	On Assignment, Inc., Tranche B-3 Term Loan, 6/5/22				$68,412
			Total Commercial Services & Supplies				$220,398
			Automobiles & Components - 0.4%
			Auto Parts & Equipment - 0.3%
75,824	3.24	LIBOR + 200 bps	Allison Transmission, Inc., Term B-3 Loan, 8/23/19				$76,225
93,813	3.49	LIBOR + 225 bps	American Axle & Manufacturing, Inc., Tranche B Term Loan, 3/9/24				93,803
98,367	6.08	LIBOR + 475 bps	Electrical Components International, Inc., Loan, 4/17/21				99,135
98,045	4.98	LIBOR + 375 bps	Federal-Mogul Corporation, Tranche C Term, 4/15/21				98,586
98,492	3.98	LIBOR + 275 bps	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22				98,831
99,500	4.00	LIBOR + 275 bps	Tower Automotive Holdings USA LLC, Initial Term Loan, 3/6/24				99,956
							$566,536
			Tires & Rubber - 0.1%
68,333	3.24	LIBOR + 200 bps	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19				$68,561
			Total Automobiles & Components				$635,097
			Consumer Services - 0.3%
			Casinos & Gaming - 0.0% †
76,763	4.51	LIBOR + 325 bps	Scientific Games International, Inc., Initial Term B-4 Loan, 8/14/24				$76,991
			Leisure Facilities - 0.0% †
86,194	3.24	LIBOR + 200 bps	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22				$86,679
			Education Services - 0.1%
98,731	3.48	LIBOR + 225 bps	Bright Horizons Family Solutions, Inc., Term B Loan, 11/3/23				$99,389
96,273	4.24	LIBOR + 300 bps	Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21				93,104
							$192,493
			Specialized Consumer Services - 0.2%
40,528	5.48	LIBOR + 425 bps	Genex Holdings, Inc., Term B Loan (First Lien), 5/22/21				$40,376
222,938	3.75	LIBOR + 375 bps	Kuehg Corp., Term B-2 Loan, 8/13/22				223,328
							$263,704
			Total Consumer Services				$619,867
			Media - 0.4%
			Broadcasting - 0.2%
149,625	3.24	LIBOR + 200 bps	Nielsen Finance LLC, Class B-4 Term Loan, 10/4/23				$150,076
133,360	3.98	LIBOR + 275 bps	Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, 3/15/24				132,329
							$282,405
			Cable & Satellite - 0.0% †
100,000	3.98	LIBOR + 275 bps	UPC Financing Partnership, Facility AP, 4/15/25				$100,473
			Movies & Entertainment - 0.2%
37,500	3.83	LIBOR + 250 bps	Kasima LLC, Term Loan, 5/17/21				$37,797
99,003	3.50	LIBOR + 225 bps	Live Nation Entertainment, Inc., Term B-3 Loan, 10/27/23				99,485
148,846	3.74	LIBOR + 250 bps	Rovi Solutions Corp., Term B Loan, 7/2/21				149,524
							$286,806
			Total Media				$669,684
			Retailing - 0.1%
			Home Improvement Retail - 0.0% †
9,736	4.50	LIBOR + 325 bps	Apex Tool Group LLC, Term Loan, 2/1/20				$9,476
			Specialty Stores - 0.1%
98,489	4.24	LIBOR + 300 bps	PetSmart, Inc., Tranche B-2 Loan, 3/10/22				$83,856
100,000	5.31	LIBOR + 400 bps	Staples, Inc., Closing Date Term Loan, 8/15/24				99,625
							$183,481
			Automotive Retail - 0.0% †
57,093	4.98	LIBOR + 375 bps	CWGS Group LLC, Term Loan, 11/3/23				$57,457
			Total Retailing				$250,414
			Food, Beverage & Tobacco - 0.1%
			Packaged Foods & Meats - 0.1%
100,000	4.25	LIBOR + 425 bps	Give & Go Prepared Foods Corp., Term Loan (First Lien), 7/29/23				$101,156
99,500	3.80	LIBOR + 250 bps	JBS USA LUX SA, Initial Term Loan, 10/30/22				98,393
							$199,549
			Total Food, Beverage & Tobacco				$199,549
			Household & Personal Products - 0.1%
			Household Products - 0.1%
125,000	0.00	LIBOR + 350 bps	Alphabet Holding Co, Inc., Initial Term Loan (First Lien), 8/15/24				$124,050
			Personal Products - 0.0% †
128,949	4.74	LIBOR + 350 bps	Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23				$115,943
			Total Household & Personal Products				$239,993
			Health Care Equipment & Services - 0.5%
			Health Care Supplies - 0.0% †
89,775	4.58	LIBOR + 325 bps	Kinetic Concepts, Inc., Dollar Term Loan, 2/1/24				$89,523
			Health Care Services - 0.1%
99,500	3.98	LIBOR + 275 bps	Team Health Inc., Initial Term Loan, 1/12/24				$98,132
			Health Care Facilities - 0.2%
95,680	4.32	LIBOR + 300 bps	Concentra, Inc., Tranche B Term Loan (First Lien), 5/8/22				$96,006
25,923	3.48	LIBOR + 225 bps	HCA, Inc., Tranche B-8 Term Loan, 2/15/24				26,080
69,792	3.24	LIBOR + 200 bps	HCA, Inc., Tranche B-9 Term Loan, 3/10/23				70,102
98,225	4.81	LIBOR + 350 bps	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21				98,378
86,025	4.74	LIBOR + 350 bps	Vizient, Inc., Term B-3 Loan, 2/13/23				87,127
							$377,693
			Managed Health Care - 0.1%
98,750	7.50	LIBOR + 600 bps	Prospect Medical Holdings, Inc., Term Loan, 6/20/22				$100,416
			Health Care Technology - 0.1%
99,500	3.98	LIBOR + 275 bps	Change Healthcare Holdings LLC, Closing Date Term Loan, 3/1/24				$99,836
168,725	3.33	LIBOR + 200 bps	Quintiles IMS, Inc., Term B-1 Dollar Loan, 3/7/24				170,008
							$269,844
			Total Health Care Equipment & Services				$935,608
			Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
			Pharmaceuticals - 0.1%
148,795	3.33	LIBOR + 200 bps	RPI Finance Trust, Initial Term Loan B-6, 3/17/23				$149,426
			Life Sciences Tools & Services - 0.1%
151,364	3.98	LIBOR + 275 bps	Catalent Pharma Solutions, Dollar Term Loan, 5/20/21				$152,675
			Total Pharmaceuticals, Biotechnology & Life Sciences				$302,101
			Diversified Financials - 0.2%
			Specialized Finance - 0.1%
184,647	3.52	LIBOR + 225 bps	Restaurant Brands, Term Loan (First Lien), 2/17/24				$184,666
18,571	3.98	LIBOR + 275 bps	Vistra Operations Co LLC, Initial Term C Loan, 8/4/23				18,631
80,818	3.98	LIBOR + 275 bps	Vistra Operations Co LLC, Initial Term Loan, 8/4/23				81,078
							$284,375
			Diversified Capital Markets - 0.1%
149,625	3.99	LIBOR + 275 bps	Avolon TLB Borrower 1 US LLC, Initial Term B-2 Loan, 1/20/22				$150,093
			Total Diversified Financials				$434,468
			Insurance - 0.1%
			Property & Casualty Insurance - 0.1%
94,342	6.74	LIBOR + 550 bps	Confie Seguros Holding II Co., Term B Loan, 4/13/22				$93,375
			Total Insurance				$93,375
			Software & Services - 0.4%
			Internet Software & Services - 0.1%
99,501	4.31	LIBOR + 300 bps	Rackspace Hosting, Inc., 2017 Refinancing Term B Loan (First Lien), 11/3/23				$99,518
			IT Consulting & Other Services - 0.1%
99,643	3.74	LIBOR + 250 bps	Go Daddy Operating Co LLC, Initial Term Loan, 2/6/24				$100,010
99,248	5.58	LIBOR + 425 bps	Rocket Software, Inc., Term Loan (First Lien), 10/11/23				100,427
							$200,437
			Data Processing & Outsourced Services - 0.0% †
78,278	3.74	LIBOR + 250 bps	First Data Corp., 2024 New Dollar Term Loan, 4/21/24				$78,594
			Application Software - 0.1%
74,250	6.56	LIBOR + 525 bps	DTI HoldCo, Inc., Term Loan (First Lien), 9/23/23				$71,435
99,500	5.74	LIBOR + 450 bps	Synchronoss Technologies, Inc., Initial Term Loan, 1/19/24				95,230
70,735	3.56	LIBOR + 225 bps	Verint Systems, Inc., Initial Term Loan, 6/29/24				71,000
							$237,665
			Systems Software - 0.1%
19,000	3.99	LIBOR + 275 bps	MA Finance Co LLC, Tranche B-3 Term Loan, 4/18/24				$19,029
131,000	3.99	LIBOR + 275 bps	Seattle Spinco Inc., Initial Term Loan, 4/18/24				131,199
							$150,228
			Total Software & Services				$766,442
			Semiconductors & Semiconductor Equipment - 0.0% †
			Semiconductors - 0.0% †
30,072	3.55	LIBOR + 225 bps	Microsemi Corp., Closing Date Term B Loan, 12/17/22				$30,171
			Total Semiconductors & Semiconductor Equipment				$30,171
			Telecommunication Services - 0.2%
			Integrated Telecommunication Services - 0.1%
59,981	3.75	LIBOR + 375 bps	Cincinnati Bell, Inc., Term Loan (First Lien), 10/2/24				$60,318
59,981	4.24	LIBOR + 300 bps	Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20				60,318
100,000	3.49	LIBOR + 225 bps	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 2/17/24				100,089
							$220,725
			Wireless Telecommunication Services - 0.1%
99,500	3.75	LIBOR + 250 bps	Sprint Communications, Inc., Initial Term Loan, 2/2/24				$99,775
			Total Telecommunication Services				$320,500
			Utilities - 0.2%
			Electric Utilities - 0.1%
80,390	5.48	LIBOR + 425 bps	APLP Holdings LP, Term Loan, 4/12/23				$81,227
49,076	4.99	LIBOR + 375 bps	TPF II Power, LLC, Term Loan, 10/2/21				49,400
							$130,627
			Independent Power Producers & Energy Traders - 0.1%
98,489	4.09	LIBOR + 275 bps	Calpine Corp., Term Loan, 1/15/24				$98,421
93,438	5.58	LIBOR + 425 bps	TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22				95,540
							$193,961
			Total Utilities				$324,588
			Real Estate - 0.1%
			Retail REIT - 0.1%
98,489	4.57	LIBOR + 325 bps	DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21				$98,838
			Total Real Estate				$98,838
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $7,644,280)				$7,688,380
Principal Amount ($)
			TEMPORARY CASH INVESTMENTS - 0.7%
			Commercial Paper - 0.7%
470,000			Fédération des caisses Desjardins du Québec, 10/2/17 (c)				$469,954
505,000			Mondelez International, Inc., 10/2/17 (c)				504,943
365,000			Prudential Funding LLC, 10/2/17 (c)				364,965
							$1,339,862
			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $1,339,958)				$1,339,862

			TOTAL INVESTMENT IN UNAFFILIATED ISSUERS - 102.7%
			(Cost $179,853,551)				$181,656,427

Shares			AFFILIATED ISSUERS -1.3%	Income	Net Realized gain loss	Change in Net Unrealized Appreciation(Depreciation)
			CLOSED-END FUNDS - 1.3%
			Insurance - 1.3%
			Property & Casualty Insurance - 1.3%
232,981			Pioneer ILS Interval Fund (h)	$ -	$ 30	$ (129,862)	$2,259,912
			Total Insurance				$2,259,912
			TOTAL INVESTMENT IN AFFILIATED ISSUERS
			(Cost $2,420,727)				$2,259,912

			OTHER ASSETS & LIABILITIES - (4.0)%				$(7,098,538)
			NET ASSETS - 100.0%				$176,817,801

LIBOR			London-Interbank Offer Rate.

PNMR			Panamanian Mortgage Reference Rate

US0001M			ICE LIBOR USD 1 MONTH

US0003M			ICE LIBOR USD 3 MONTH

USISDA05			USD ICE Swap Rate 5Yr

USSW5			USD Swap Semi 30/360 5Yr

USSW10			USD Swap Semi 30/360 10Yr

†			Amount rounds to less than 0.1%.

(TBA)			“To Be Announced” Securities.

(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

REMICS			Real Estate Mortgage Investment Conduits.

(Perpetual)			Security with no stated maturity date.

REIT			Real Estate Investment Trust.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2017, the value of these securities amounted to
$42,883,390 or 24.3% of net assets.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)			Debt obligation with a variable or floating interest rate. Rate shown is rate at period end.

(b)			Floating rate note. Reference index and spread shown at period end.

(c)			Security issued with a zero coupon. Income is earned through accretion of discount.

(d)			Security represents the interest only portion payments on a pool of underlying mortgages or mortgage-backed securities.

(e)			Structured reinsurance investment. At September 30, 2017, the value of these securities amounted to $49,910 or 0.0% of net assets.

(f)			Rate to be determined.

(g)			Consists of Revenue Bonds unless otherwise indicated.

(h)			Affiliated funds managed by Pioneer Investment Management, Inc.

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION

Notional Amount ($) (1)		Obligation Entity/Index	Pay/Receive	Annual Fixed Rate	Maturity Date	Premiums Received	Unrealized Depreciation	Market Value
(1,600,000)		Market CDX North America High Yield	Receive	5.00%	6/20/22	$ (112,549)	$ (10,693)	$ (123,242)
						(112,549)	(10,693)	$ (123,242)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION

Notional Amount ($) (1)		Obligation Entity/Index	Pay/Receive	Annual Fixed Rate	Maturity Date	Premiums Received	Unrealized Appreciation	Market Value
1,200,000		Markit CDX North America Investment Grade Index	Receive	1.00%	6/20/20	$ 18,616	$ 4,971	$ 23,587
						18,616	4,971	$ 23,587

Notional Amount ($) (1)	Counterparty	Obligation Entity/Index	Pay/Receive	Annual Fixed Rate	Expiration Date	Premiums Received	Unrealized Appreciation	Market Value
140,000	JPMorgan Chase Bank, N.A.	Simon Property Group LP	Receive	1.00%	6/20/22	$ (462)	$ 2,540	$ 2,078
100,000	JPMorgan Chase Bank, N.A.	Simon Property Group LP	Receive	1.00%	6/20/22	(283)	1,767	1,484
						(745)	4,307	$ 3,562

TOTAL SWAP CONTRACTS (Premiums $(94,678))								$ (96,093)

	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

FUTURES CONTRACTS					Settlement			Unrealized
			Contracts		Month/			Appreciation/
INDEX FUTURES CONTRACTS			Long	Description	Year	Notional Amount	Market Value	(Depreciation)
			47	U.S. 2 Yr Note	12/17	10,163,749	$ 10,138,047	$ (25,702)
			10	U.S. Long Bond	12/17	1,554,345	1,528,125	(26,220)
			23	U.S. Ultra Bond	12/17	3,840,310	3,797,875	(42,435)
				Total		15,558,404	$ 15,464,047	$ (94,357)

					Settlement			Unrealized
			Contracts		Month/			Appreciation/
			(Short)	Description	Year	Notional Amount	Market Value	(Depreciation)

			(175)	U.S. 10 Yr Note	12/17	(22,149,036)	$ (21,929,688)	$ 219,348
			(109)	U.S. 5 Yr Note	12/17	(12,897,855)	(12,807,500)	90,355
			(22)	U.S. 10 Yr Ultra Bond	12/17	(2,991,945)	(2,955,219)	36,726

				Total		(38,038,836)	$ (37,692,407)	$ 346,429

TOTAL FUTURES CONTRACTS							$ (22,228,360)	$ 252,072

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2017, in valuing the Portfolio's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Preferred Stocks	$1,718,994	$-	$-	$1,718,994
	Asset Backed Securities	-	4,553,671	-	4,553,671
	Collateralized Mortgage Obligations	-	32,053,296	-	32,053,296
	Corporate Bonds
	Insurance
	Reinsurance	-	-	49,910	49,910
	All Other Corporate Bonds	-	58,618,290	-	58,618,290
	U.S. Government and Agency Obligations	-	73,511,873	-	73,511,873
	Foreign Government Bonds	-	417,674	-	417,674
	Municipal Bonds	-	1,704,477	-	1,704,477
	Senior Floating Rate Loan Interests	-	7,688,380	-	7,688,380
	Commercial Paper	-	1,339,862	-	1,339,862
	Closed-End Fund	-	2,259,912	-	2,259,912
	Total	$1,718,994	$182,147,435	$49,910	$183,916,339

	Other Financial Instruments
	Net unrealized depreciation on swap contracts	$-	$(1,415)	$-	$(1,415)
	Net unrealized appreciation on futures contracts	252,072	-	-	252,072
	Total Other Financial Instruments	$252,072	$(1,415)	$-	$250,657

	The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

		Corporate Bonds
	Balance as of 12/31/16	$52,870
	Realized gain (loss)1	-
	Change in unrealized appreciation (depreciation)2	(2,960)
	Purchases	50,000
	Sales	(50,000)
	Changes between Level 3*	-
	Balance as of 9/30/17	$49,910

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended September 30, 2017, there were
	no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 9/30/17		$(2,960)

		Pioneer Emerging Markets VCT Portfolio
		Schedule of Investments 9/30/17 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS -96.2%
		PREFERRED STOCKS - 9.5%
		Banks - 4.4%
		Diversified Banks - 4.4%
	87,887	Itau Unibanco Holding SA	$1,203,741
		Total Banks	$1,203,741
		Technology Hardware & Equipment - 5.1%
		Technology Hardware, Storage & Peripherals - 5.1%
	779	Samsung Electronics Co, Ltd.	$1,407,140
		Total Technology Hardware & Equipment	$1,407,140
		TOTAL PREFERRED STOCKS
		(Cost $2,132,377)	$2,610,881

		COMMON STOCKS - 86.7%
		Energy - 10.7%
		Oil & Gas Equipment & Services - 0.0% †
	50	Dayang Enterprise Holdings Bhd	$12
		Integrated Oil & Gas - 2.6%
	940,000	China Petroleum & Chemical Corp.	$707,520
		Oil & Gas Refining & Marketing - 4.8%
	108,872	Reliance Industries, Ltd.	$1,305,037
		Coal & Consumable Fuels - 3.3%
	381,800	United Tractors Tbk PT	$907,413
		Total Energy	$2,919,982
		Materials - 10.3%
		Diversified Chemicals - 3.9%
	39,533	Sasol, Ltd.	$1,083,168
		Gold - 3.4%
	99,170	AngloGold Ashanti, Ltd.	$925,230
		Steel - 3.0%
	17,630	Hyundai Steel Co.	$813,300
	2	POSCO	554
			$813,854
		Total Materials	$2,822,252
		Commercial Services & Supplies - 0.0% †
		Commercial Printing - 0.0% †
	2,034	Novus Holdings, Ltd.	$979
		Total Commercial Services & Supplies	$979
		Automobiles & Components - 0.2%
		Auto Parts & Equipment - 0.2%
	7,867	Tupy SA	$44,243
		Total Automobiles & Components	$44,243
		Consumer Services - 0.0% †
		Casinos & Gaming - 0.0% †
	1,339	NagaCorp, Ltd.	$814
		Total Consumer Services	$814
		Media - 4.7%
		Cable & Satellite - 4.7%
	5,881	Naspers, Ltd.	$1,281,720
		Total Media	$1,281,720
		Retailing - 4.2%
		Internet Retail - 4.2%
	30,295	JD.com, Inc. (A.D.R.) *	$1,157,269
		Total Retailing	$1,157,269
		Food, Beverage & Tobacco - 7.6%
		Brewers - 3.2%
	132,245	Ambev SA	$879,112
		Tobacco - 4.4%
	307,513	ITC, Ltd.	$1,214,752
		Total Food, Beverage & Tobacco	$2,093,864
		Banks - 15.7%
		Diversified Banks - 15.7%
	32	Banco Santander Brasil SA (A.D.R.)	$280
	232,000	China Construction Bank Corp.	193,318
	40,491	ICICI Bank, Ltd.	172,318
	494,000	Industrial & Commercial Bank of China, Ltd.	369,048
	6,448	KB Financial Group, Inc.	316,576
	775	Mega Financial Holding Co., Ltd.	606
	1,079,657	Philippine National Bank *	1,254,933
	19,193	Shinhan Financial Group Co., Ltd.	846,755
	47,950,333	United Bank for Africa Plc	1,151,676
			$4,305,510
		Total Banks	$4,305,510
		Diversified Financials - 0.0% †
		Consumer Finance - 0.0% †
	427	Credito Real SAB de CV SOFOM ER	$724
		Total Diversified Financials	$724
		Insurance - 3.6%
		Life & Health Insurance - 3.6%
	127,000	Ping An Insurance Group Co. of China, Ltd.	$979,954
		Total Insurance	$979,954
		Software & Services - 18.1%
		Internet Software & Services - 16.3%
	14,999	SINA Corp. *	$1,719,635
	32,000	Tencent Holdings, Ltd.	1,383,491
	13,912	Weibo Corp. (A.D.R.)	1,376,453
			$4,479,579
		IT Consulting & Other Services - 1.8%
	7,570,000	China ITS Holdings Co., Ltd.	$484,898
		Total Software & Services	$4,964,477
		Technology Hardware & Equipment - 5.1%
		Electronic Manufacturing Services - 5.1%
	403,280	Hon Hai Precision Industry Co., Ltd.	$1,399,335
		Total Technology Hardware & Equipment	$1,399,335
		Semiconductors & Semiconductor Equipment - 6.5%
		Semiconductors - 6.5%
	7,146	Soitec	$469,651
	182,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,306,640
			$1,776,291
		Total Semiconductors & Semiconductor Equipment	$1,776,291
		TOTAL COMMON STOCKS
		(Cost $22,713,232)	$23,747,414
	Principal Amount ($) (c)
		CORPORATE BONDS - 0.0% †
		Pharmaceuticals, Biotechnology & Life Sciences - 0.0% †
		Pharmaceuticals - 0.0% †
BRL	136,000	Hypermarcas SA,, 11.3%, 10/15/18 (b)	$8,746
		Total Pharmaceuticals, Biotechnology & Life Sciences	$8,746
		TOTAL CORPORATE BONDS
		(Cost $39,111)	$8,746
	Shares
		RIGHTS / WARRANTS - 0.0% †
		Food, Beverage & Tobacco - 0.0% †
		Packaged Foods & Meats - 0.0% †
	131,308	Flour Mills of Nigeria Plc, 12/31/49 (b)	$-
		Total Food, Beverage & Tobacco	$-
		TOTAL RIGHTS / WARRANTS
		(Cost $-)	$-

		TOTAL INVESTMENT IN UNAFFILIATED ISSUERS - 96.2%
		(Cost $24,884,721) (a)	$26,367,041
		OTHER ASSETS & LIABILITIES - 3.8%	$1,035,065
		NET ASSETS - 100.0%	$27,402,106

	†	Amount rounds to less than 0.1%.

	*	Non-income producing security.

	(A.D.R.)	American Depositary Receipts.

	(a)	Distributions of investments by country of domicile (excluding temporary cash investments) as
		a percentage of total investment in securities, is as follows:

		China	31.8%
		South Korea	12.8
		South Africa	12.5
		Taiwan	10.3
		India	10.2
		Brazil	8.1
		Philippines	4.7
		Nigeria	4.4
		Indonesia	3.4
		France	1.8
			100.0

	(b)	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

	(c)	Principal amounts are denominated in U.S. Dollars unless otherwise noted:

		BRL Brazilian Real

	FORWAD CURRENCY CONTRACTS

	as follows:		Currency	In	Counterparty	Settlement	Unrealized
	Sold	Deliver	Purchased	Exchange for		Date	Appreciation / Depreciation
	USD	(45,274)	MXN	824,607	Goldman Sachs International	10/19/2017	$ (107)
	USD	(827,586)	INR	54,000,000	Goldman Sachs International	10/18/2017	(2,419)
	USD	(339,307)	KRW	390,000,000	Barclays Bank Plc	10/19/2017	1,281
	USD	(1,015,894)	TWD	31,000,000	Goldman Sachs International	10/19/2017	5,429
	USD	(901,310)	ZAR	12,448,026	Deutsche Bank AG	10/19/2017	14,214
	NGN	(257,500,000)	USD	752,924	Goldman Sachs International	10/19/2017	11,954
	NGN	(257,500,000)	USD	752,924	Morgan Stanley	10/19/2017	11,954
	TOTAL FORWAD CURRENCY CONTRACTS						$ 42,306

		INR – Indian Rupee
		KRW - South Korean Won
		MXN – Mexican Peso
		NGN - Nigerian Naira
		TWD - New Taiwan Dollar
		ZAR - South African Rand

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (Including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of September 30, 2017, in valuing the Portfolio’s investments:

			Level 1	Level 2	Level 3	Total
		Preferred Stock
		Banks
		Diversified Banks	$1,203,741	$-	$-	$1,203,741
		Technology Hardware & Equipment
		Technology Hardware, Storage & Peripherals	-	1,407,140	-	1,407,140
		Common Stocks*
		Automobiles & Components
		Auto Parts & Equipment	44,243	-	-	44,243
		Retailing
		Internet Retail	1,157,269	-	-	1,157,269
		Food, Beverage & Tobacco
		Brewers	879,112	-	-	879,112
		Banks
		Diversified Banks	280	4,305,230	-	4,305,510
		Diversified Financials
		Consumer Finance	724	-	-	724
		Software & Services
		Internet Software & Services	3,096,088	1,383,491	-	4,479,579
		All Other Common Stocks	-	12,880,977	-	12,880,977
		Corporate Bonds	-	-	8,746	8,746
		Rights/Warrants **	-	-	-	-
		Total	$6,381,457	$19,976,838	$8,746	$26,367,041
		Other Financial Instruments
		Net unrealized appreciation on forward foreign currency contracts	$-	$42,306	$-	$42,306
		Total Other Financial Instruments	$-	$42,306	$-	$42,306

*		Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

**		Security is valued at $0.

Following is a reconciliation of assets using significant unobservable inputs (Level 3):
			Corporate	Rights/
			Bonds	Warrants		Totals
		Balance as of 12/31/16	$10,973	-	***	$10,973
		Realized gain (loss)1	-	-		-
		Change in unrealized appreciation (depreciation)2	1,341	-		1,341
		Purchases	-	-		-
		Sales	(3,568)	-		(3,568)
		Changes between Level 3**	-	-		-
		Balance as of 9/30/17	$8,746	-	***	$8,746

	1	Realized gain (loss) on these securities is included in the net realized gain (loss) on investments in the Statement of Operations.

	2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

	**	Transfers are calculated on the beginning of period values. During the period ended September 30, 2017, there were no transfers between Levels 1, 2 and 3.

	***	Security is valued at $0.

		Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 as of 9/30/17	$1,341

			Pioneer High Yield VCT Portfolio
			Schedule of Investments 9/30/17 (unaudited)

Principal Amount ($)	Effective Interest Rate (a)	Reference Index + Spread (b)					Value
			UNAFFILIATED ISSUERS -96.4%
			CONVERTIBLE CORPORATE BONDS - 9.4%
			Energy - 0.5%
			Oil & Gas Equipment & Services - 0.1%
85,000			SEACOR Holdings, Inc., 3.0%, 11/15/28				$75,916
			Oil & Gas Exploration & Production - 0.4%
100,000			Ascent Capital Group, Inc., 4.0%, 7/15/20				$79,188
150,000			Whiting Petroleum Corp., 1.25%, 4/1/20				133,688
							$212,876
			Total Energy				$288,792
			Capital Goods - 1.1%
			Aerospace & Defense - 0.2%
95,000			The KeyW Holding Corp., 2.5%, 7/15/19				$89,122
			Construction & Engineering - 0.4%
205,000			Dycom Industries, Inc., 0.75%, 9/15/21				$232,931
			Electrical Components & Equipment - 0.5%
349,000			General Cable Corp., 4.5%, 11/15/29 (Step)				$309,738
			Total Capital Goods				$631,791
			Transportation - 0.1%
			Airport Services - 0.1%
65,000			Macquarie Infrastructure Corporation, 2.0%, 10/1/23				$62,969
			Total Transportation				$62,969
			Consumer Durables & Apparel - 0.6%
			Homebuilding - 0.6%
185,000			CalAtlantic Group, Inc., 0.25%, 6/1/19				$177,138
200,000			KB Home, 1.375%, 2/1/19				209,875
							$387,013
			Total Consumer Durables & Apparel				$387,013
			Media - 0.3%
			Cable & Satellite - 0.3%
178,000			DISH Network Corp., 2.375%, 3/15/24 (144A)				$176,888
			Total Media				$176,888
			Retailing - 0.4%
			Internet Retail - 0.4%
70,000			Ctrip.com International, Ltd., 1.25%, 9/15/22				$75,381
150,000			Shutterfly, Inc., 0.25%, 5/15/18				148,500
							$223,881
			Total Retailing				$223,881
			Health Care Equipment & Services - 1.4%
			Health Care Equipment - 1.0%
130,000			Insulet Corp., 1.25%, 9/15/21 (144A)				$147,062
100,000			NuVasive, Inc., 2.25%, 3/15/21				113,688
295,000			Wright Medical Group, Inc., 2.0%, 2/15/20				318,784
							$579,534
			Health Care Supplies - 0.4%
85,000			Endologix, Inc., 2.25%, 12/15/18				$81,388
135,000			Endologix, Inc., 3.25%, 11/1/20				116,775
45,000			Quidel Corp., 3.25%, 12/15/20				68,147
							$266,310
			Total Health Care Equipment & Services				$845,844
			Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
			Biotechnology - 0.7%
108,000			BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24				$109,418
60,000			BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20				71,812
165,000			Emergent BioSolutions, Inc., 2.875%, 1/15/21				237,084
							$418,314
			Pharmaceuticals - 1.3%
320,000			Innoviva, Inc., 2.125%, 1/15/23				$312,200
200,000			Jazz Investments I, Ltd., 1.875%, 8/15/21				210,625
115,000			The Medicines Co., 2.5%, 1/15/22				145,116
95,000			The Medicines Co., 2.75%, 7/15/23				99,869
							$767,810
			Total Pharmaceuticals, Biotechnology & Life Sciences				$1,186,124
			Software & Services - 1.4%
			Internet Software & Services - 0.4%
65,000			Akamai Technologies, Inc., 2/15/19 (h)				$63,172
130,000			WebMD Health Corp., 2.625%, 6/15/23				130,000
85,000			Zillow Group, Inc., 2.0%, 12/1/21 (144A)				91,959
							$285,131
			Data Processing & Outsourced Services - 0.3%
190,000			Cardtronics, Inc., 1.0%, 12/1/20				$175,038
			Application Software - 0.5%
75,000			Citrix Systems, Inc., 0.5%, 4/15/19				$87,000
100,000			Nuance Communications, Inc., 1.0%, 12/15/35				93,625
125,000			Synchronoss Technologies, Inc., 0.75%, 8/15/19				106,406
							$287,031
			Systems Software - 0.2%
30,000			FireEye, Inc., 1.0%, 6/1/35				$28,331
30,000			FireEye, Inc., 1.625%, 6/1/35				27,825
55,000			Nice Systems, Inc., 1.25%, 1/15/24 (144A)				62,012
							$118,168
			Total Software & Services				$865,368
			Technology Hardware & Equipment - 0.6%
			Communications Equipment - 0.6%
290,000			Finisar Corp., 0.5%, 12/15/33				$301,600
45,000			Lumentum Holdings, Inc., 0.25%, 3/15/24 (144A)				51,553
							$353,153
			Total Technology Hardware & Equipment				$353,153
			Semiconductors & Semiconductor Equipment - 0.9%
			Semiconductor Equipment - 0.0% †
26,000			Teradyne, Inc., 1.25%, 12/15/23 (144A)				$34,596
			Semiconductors - 0.9%
100,000			Microchip Technology, Inc., 1.625%, 2/15/27 (144A)				$121,438
110,000			ON Semiconductor Corp., 1.0%, 12/1/20				131,244
145,000			ON Semiconductor Corp., 1.625%, 10/15/23 (144A)				168,381
50,000			Silicon Laboratories, Inc., 1.375%, 3/1/22 (144A)				55,406
65,000			Synaptics, Inc., 0.5%, 6/15/22 (144A)				58,947
							$535,416
			Total Semiconductors & Semiconductor Equipment				$570,012
			Telecommunication Services - 0.1%
			Wireless Telecommunication Services - 0.1%
39,000			Air Transport Services Group, Inc., 1.125%, 10/15/24 (144A)				$40,292
			Total Telecommunication Services				$40,292
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $5,384,109)				$5,632,127

			PREFERRED STOCKS - 0.1%
			Diversified Financials - 0.1%
			Consumer Finance - 0.1%
2,821	7.10	US0003M + 578.5 bps	GMAC Capital Trust I, Floating Rate Note, 2/15/40				$74,474
			Total Diversified Financials				$74,474
			TOTAL PREFERRED STOCKS
			(Cost $66,924)				$74,474

			CONVERTIBLE PREFERRED STOCKS - 1.2%
			Health Care Equipment & Services - 0.3%
			Health Care Supplies - 0.3%
397			Alere, Inc., 3.0% (Perpetual)				$159,197
			Health Care Services - 0.0% †
28			BioScrip, Inc. (Perpetual) (f)				$2,521
			Total Health Care Equipment & Services				$161,718
			Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
			Pharmaceuticals - 0.1%
75			Allergan Plc, 5.5%, 3/1/18				$55,336
			Total Pharmaceuticals, Biotechnology & Life Sciences				$55,336
			Banks - 0.8%
			Diversified Banks - 0.8%
225			Bank of America Corp., 7.25% (Perpetual)				$292,831
155			Wells Fargo & Co., 7.5% (Perpetual)				203,825
							$496,656
			Total Banks				$496,656
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $630,216)				$713,710
Shares
			COMMON STOCKS - 3.3%
			Energy - 0.0% †
			Oil & Gas Exploration & Production - 0.0% †
43			SilverBow Resources, Inc.				$1,056
			Total Energy				$1,056
			Materials - 0.3%
			Commodity Chemicals - 0.3%
1,509			LyondellBasell Industries NV				$149,466
			Total Materials				$149,466
			Transportation - 0.1%
			Airlines - 0.1%
1,195			United Continental Holdings, Inc. *				$72,752
			Total Transportation				$72,752
			Automobiles & Components - 0.5%
			Automobile Manufacturers - 0.5%
27,274			Ford Motor Co.				$326,470
			Total Automobiles & Components				$326,470
			Consumer Services - 0.2%
			Restaurants - 0.2%
2,303			Starbucks Corp.				$123,694
			Total Consumer Services				$123,694
			Household & Personal Products - 0.1%
			Personal Products - 0.1%
2,203			Revlon, Inc. *				$54,084
			Total Household & Personal Products				$54,084
			Health Care Equipment & Services - 0.7%
			Health Care Services - 0.0% †
9,932			BioScrip, Inc. *				$27,313
			Managed Health Care - 0.7%
1,506			Aetna, Inc.				$239,469
833			Cigna Corp.				155,721
							$395,190
			Total Health Care Equipment & Services				$422,503
			Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
			Pharmaceuticals - 0.1%
1,764			Mylan NV				$55,337
			Life Sciences Tools & Services - 0.0% †
94			Thermo Fisher Scientific, Inc.				$17,785
			Total Pharmaceuticals, Biotechnology & Life Sciences				$73,122
			Banks - 0.1%
			Diversified Banks - 0.1%
863			JPMorgan Chase & Co.				$82,425
			Total Banks				$82,425
			Diversified Financials - 0.2%
			Consumer Finance - 0.2%
1,402			Capital One Financial Corp.				$118,693
			Total Diversified Financials				$118,693
			Technology Hardware & Equipment - 0.3%
			Technology Hardware, Storage & Peripherals - 0.3%
4,098			NCR Corp. *				$153,757
			Total Technology Hardware & Equipment				$153,757
			Real Estate - 0.7%
			Diversified REIT - 0.7%
16,675			Forest City Enterprises LP *				$425,379
			Total Real Estate				$425,379
			TOTAL COMMON STOCKS
			(Cost $1,135,825)				$2,003,401
Principal Amount ($)
			COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
			Banks - 0.7%
			Thrifts & Mortgage Finance - 0.7%
100,000	5.83	LIBOR01M + 460 bps	CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)				$97,658
26,482			Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)				7,532
129,000	4.09		JPMBB Commercial Mortgage Securities Trust 2014-C25 REMICS, Variable Rate Note, 11/18/47 (144A)				101,862
100,000	4.19		JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 REMICS, Variable Rate Note, 1/18/46 (144A)				92,595
68,478	5.57		Morgan Stanley Capital I Trust 2007-TOP25, Variable Rate Note, 11/12/49				69,313
50,000	5.86		Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Variable Rate Note, 7/15/45				50,359
							$419,319
			Total Banks				$419,319
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $442,627)				$419,319

			CORPORATE BONDS - 74.8%
			Energy - 13.3%
			Oil & Gas Drilling - 0.6%
50,000			Rowan Companies, Inc., 4.75%, 1/15/24				$43,500
183,000			Rowan Companies, Inc., 5.4%, 12/1/42				139,080
19,000			Rowan Companies, Inc., 5.85%, 1/15/44				15,105
150,000			Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)				140,250
							$337,935
			Oil & Gas Equipment & Services - 1.0%
225,000			Archrock Partners LP, 6.0%, 10/1/22				$218,812
115,000			Archrock Partners LP, 6.0%, 4/1/21				112,700
			Exterran Energy Solutions LP, 8.125%, 5/1/25 (144A)				87,975
165,000			McDermott International, Inc., 8.0%, 5/1/21 (144A)				170,362
50,000			SESI LLC, 7.75%, 9/15/24 (144A)				51,750
							$641,599
			Oil & Gas Exploration & Production - 6.7%
100,000			Alta Mesa Holdings LP, 7.875%, 12/15/24 (144A)				$108,000
123,000			Antero Resources Corp., 5.0%, 3/1/25				124,845
75,000			California Resources Corp., 8.0%, 12/15/22 (144A)				48,750
62,000			Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)				66,805
159,000			Cobalt International Energy, Inc., 10.75%, 12/1/21 (144A)				154,230
61,000			Cobalt International Energy, Inc., 7.75%, 12/1/23 (144A)				38,735
125,000			Concho Resources, Inc., 4.375%, 1/15/25				131,562
160,000			Denbury Resources, Inc., 5.5%, 5/1/22				91,400
100,000			Extraction Oil & Gas, Inc., 7.375%, 5/15/24 (144A)				104,000
50,000			Extraction Oil & Gas, Inc., 7.875%, 7/15/21 (144A)				52,750
140,000			Great Western Petroleum LLC, 9.0%, 9/30/21 (144A)				140,875
170,000			Gulfport Energy Corp., 6.0%, 10/15/24				171,275
100,000			Gulfport Energy Corp., 6.375%, 5/15/25				101,250
35,000			Gulfport Energy Corp., 6.625%, 5/1/23				35,438
52,000			Halcon Resources Corp., 12.0%, 2/15/22 (144A)				62,660
75,000			Halcon Resources Corp., 6.75%, 2/15/25 (144A)				77,625
150,000			Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)				151,688
50,000			MEG Energy Corp., 6.5%, 1/15/25 (144A)				48,812
150,000			MEG Energy Corp., 7.0%, 3/31/24 (144A)				128,625
40,000			Newfield Exploration Co., 5.625%, 7/1/24				42,900
260,000			Oasis Petroleum, Inc., 6.875%, 3/15/22				264,550
30,000			Parsley Energy LLC, 5.25%, 8/15/25 (144A)				30,488
135,000			Parsley Energy LLC, 5.375%, 1/15/25 (144A)				137,869
20,000			Parsley Energy LLC, 6.25%, 6/1/24 (144A)				21,050
330,000			PDC Energy, Inc., 7.75%, 10/15/22				343,612
100,000			Range Resources Corp., 5.0%, 3/15/23 (144A)				99,250
370,000			Rice Energy Inc., 6.25%, 5/1/22				386,650
290,000			Sanchez Energy Corp., 6.125%, 1/15/23				247,950
175,000			SM Energy Co., 6.75%, 9/15/26				175,000
200,000			Whiting Petroleum Corp., 5.75%, 3/15/21				196,500
120,000			WPX Energy, Inc., 5.25%, 9/15/24				120,300
67,000			WPX Energy, Inc., 7.5%, 8/1/20				72,862
							$3,978,306
			Oil & Gas Refining & Marketing - 1.5%
235,000			Andeavor, 5.375%, 10/1/22				$241,995
375,000			Calumet Specialty Products Partners LP, 6.5%, 4/15/21				366,328
40,000			EnLink Midstream Partners LP, 5.05%, 4/1/45				38,537
116,000			EnLink Midstream Partners LP, 5.6%, 4/1/44				119,479
40,000			Murphy Oil USA, Inc., 5.625%, 5/1/27				43,000
115,000			PBF Holding Co LLC, 7.0%, 11/15/23				118,306
							$927,645
			Oil & Gas Storage & Transportation - 3.5%
110,000			Andeavor Logistics LP, 5.25%, 1/15/25				$117,838
185,000			Blue Racer Midstream LLC, 6.125%, 11/15/22 (144A)				191,938
113,000			Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27 (144A)				116,390
280,000			Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25				301,350
165,000			Delek Logistics Partners LP, 6.75%, 5/15/25 (144A)				166,238
170,000			Energy Transfer Equity LP, 5.875%, 1/15/24				182,538
100,000			Genesis Energy LP, 5.75%, 2/15/21				100,375
138,000			Genesis Energy LP, 6.5%, 10/1/25				136,448
70,000			Genesis Energy LP, 6.75%, 8/1/22				71,575
150,000			Global Partners LP, 7.0%, 6/15/23				150,750
65,000			NuStar Logistics LP, 5.625%, 4/28/27				68,575
125,000			Targa Resources Partners LP, 4.125%, 11/15/19				126,250
135,000			Targa Resources Partners LP, 5.25%, 5/1/23				137,700
190,000			The Williams Companies, Inc., 5.75%, 6/24/44				200,925
							$2,068,890
			Total Energy				$7,954,375
			Materials - 6.0%
			Commodity Chemicals - 0.6%
176,000			NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)				$178,200
95,000			Tronox Finance LLC, 7.5%, 3/15/22 (144A)				100,106
50,000			Valvoline, Inc., 4.375%, 8/15/25 (144A)				50,938
							$329,244
			Diversified Chemicals - 0.6%
63,000			Avantor, Inc., 6.0%, 10/1/24 (144A)				$64,575
250,000			CF Industries, Inc., 3.45%, 6/1/23				246,875
60,000			Hexion, Inc., 6.625%, 4/15/20				53,700
							$365,150
			Fertilizers & Agricultural Chemicals - 0.1%
70,000			CVR Partners LP, 9.25%, 6/15/23 (144A)				$74,550
			Specialty Chemicals - 0.9%
150,000			A Schulman, Inc., 6.875%, 6/1/23				$155,625
250,000			Kraton Polymers LLC, 7.0%, 4/15/25 (144A)				268,125
45,000			Platform Specialty Products Corp., 10.375%, 5/1/21 (144A)				49,050
55,000			PQ Corp., 6.75%, 11/15/22 (144A)				59,538
							$532,338
			Metal & Glass Containers - 1.9%
160,000			Ball Corp., 5.25%, 7/1/25				$175,640
200,000			Coveris Holdings SA, 7.875%, 11/1/19 (144A)				197,000
515,000			Crown Cork & Seal Co., Inc., 7.375%, 12/15/26				605,125
175,000			Reynolds Group Issuer, Inc., 7.0%, 7/15/24 (144A)				186,375
							$1,164,140
			Diversified Metals & Mining - 0.3%
50,000			Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)				$53,250
50,000			Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)				54,126
80,000			Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)				83,200
							$190,576
			Copper - 0.2%
130,000			Freeport-McMoRan, Inc., 3.55%, 3/1/22				$128,010
			Gold - 0.2%
100,000			Kinross Gold Corp., 4.5%, 7/15/27 (144A)				$100,875
			Silver - 0.4%
250,000			Coeur Mining, Inc., 5.875%, 6/1/24				$250,000
			Steel - 0.8%
122,000			AK Steel Corp., 6.375%, 10/15/25				$120,475
70,000			ArcelorMittal, 6.125%, 6/1/25				80,500
75,000			Commercial Metals Co., 5.375%, 7/15/27				78,750
65,000			SunCoke Energy Partners LP, 7.5%, 6/15/25 (144A)				67,112
99,000			United States Steel Corp., 6.875%, 8/15/25				101,228
							$448,065
			Total Materials				$3,582,948
			Capital Goods - 4.0%
			Aerospace & Defense - 0.3%
140,000			Engility Corp., 8.875%, 9/1/24				$153,650
			Building Products - 0.4%
110,000			Griffon Corp., 5.25%, 3/1/22				$111,650
106,000			USG Corp., 4.875%, 6/1/27 (144A)				110,638
							$222,288
			Construction & Engineering - 1.8%
225,000			AECOM, 5.875%, 10/15/24				$249,232
300,000			Amsted Industries, Inc., 5.0%, 3/15/22 (144A)				309,750
125,000			Amsted Industries, Inc., 5.375%, 9/15/24 (144A)				131,406
210,000			MasTec, Inc., 4.875%, 3/15/23				214,725
130,000			Tutor Perini Corp., 6.875%, 5/1/25 (144A)				141,050
							$1,046,163
			Industrial Conglomerates - 0.3%
145,000			CSVC Acquisition Corp., 7.75%, 6/15/25 (144A)				$142,100
45,000			Park-Ohio Industries, Inc., 6.625%, 4/15/27				48,488
							$190,588
			Construction & Farm Machinery & Heavy Trucks - 0.3%
200,000			Titan International, Inc., 6.875%, 10/1/20				$206,100
			Industrial Machinery - 0.3%
126,000			Apex Tool Group LLC, 7.0%, 2/1/21 (144A)				$116,550
50,000			EnPro Industries, Inc., 5.875%, 9/15/22 (144A)				52,188
							$168,738
			Trading Companies & Distributors - 0.6%
18,000			United Rentals North America, Inc., 4.625%, 10/15/25				$18,225
18,000			United Rentals North America, Inc., 4.875%, 1/15/28				18,090
330,000			United Rentals North America, Inc., 5.75%, 11/15/24				350,212
							$386,527
			Total Capital Goods				$2,374,054
			Commercial Services & Supplies - 0.3%
			Commercial Printing - 0.1%
73,000			Cenveo Corp., 6.0%, 8/1/19 (144A)				$57,852
			Office Services & Supplies - 0.2%
100,000			ACCO Brands Corp., 5.25%, 12/15/24 (144A)				$103,750
			Total Commercial Services & Supplies				$161,602
			Transportation - 0.4%
			Airlines - 0.4%
70,000			DAE Funding LLC, 4.5%, 8/1/22 (144A)				$71,741
200,000			Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)				196,250
							$267,991
			Total Transportation				$267,991
			Automobiles & Components - 2.0%
			Auto Parts & Equipment - 1.2%
40,000			Allison Transmission, Inc., 4.75%, 10/1/27 (144A)				$40,300
135,000			Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (144A)				138,038
107,000			International Automotive Components Group SA, 9.125%, 6/1/18 (144A)				107,000
200,000			Nexteer Automotive Group, Ltd., 5.875%, 11/15/21 (144A)				208,000
230,000			TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)				243,800
							$737,138
			Tires & Rubber - 0.4%
200,000			The Goodyear Tire & Rubber Co., 5.0%, 5/31/26				$208,500
			Automobile Manufacturers - 0.4%
75,000			Dana Financing Luxembourg Sarl, 5.75%, 4/15/25 (144A)				$79,078
150,000			ZF North America Capital, Inc., 4.75%, 4/29/25 (144A)				158,250
							$237,328
			Total Automobiles & Components				$1,182,966
			Consumer Durables & Apparel - 5.3%
			Home Furnishings - 0.4%
250,000			Tempur Sealy International, Inc., 5.5%, 6/15/26				$256,250
			Homebuilding - 4.4%
125,000			Beazer Homes USA, Inc., 5.875%, 10/15/27 (144A)				$125,000
385,000			Beazer Homes USA, Inc., 6.75%, 3/15/25				405,444
105,000			CalAtlantic Group, Inc., 5.375%, 10/1/22				114,334
190,000			KB Home, 7.5%, 9/15/22				217,550
175,000			Lennar Corp., 4.5%, 6/15/19				180,031
125,000			Lennar Corp., 4.75%, 11/15/22				132,188
180,000			MDC Holdings, Inc., 5.5%, 1/15/24				193,896
130,000			Meritage Homes Corp., 5.125%, 6/6/27				130,325
325,000			Rialto Holdings LLC, 7.0%, 12/1/18 (144A)				327,438
295,000			Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)				312,700
335,000			Toll Brothers Finance Corp., 4.875%, 11/15/25				348,902
110,000			TRI Pointe Group, Inc., 5.25%, 6/1/27				111,788
							$2,599,596
			Textiles - 0.5%
280,000			Springs Industries, Inc., 6.25%, 6/1/21				$288,750
			Total Consumer Durables & Apparel				$3,144,596
			Consumer Services - 3.2%
			Casinos & Gaming - 1.8%
175,000			Eldorado Resorts, Inc., 6.0%, 4/1/25				$183,750
135,000			Golden Nugget, Inc., 8.75%, 10/1/25 (144A)				137,362
200,000			International Game Technology Plc, 6.5%, 2/15/25 (144A)				224,750
19,733			Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e)				99
460,000			Scientific Games International, Inc., 10.0%, 12/1/22				509,450
							$1,055,411
			Hotels, Resorts & Cruise Lines - 0.6%
95,000			Hilton Grand Vacations Borrower LLC, 6.125%, 12/1/24 (144A)				$104,168
75,000			Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)				80,250
178,000			Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)				178,614
							$363,032
			Restaurants - 0.2%
140,000			KFC Holding Co., 5.0%, 6/1/24 (144A)				$147,525
			Specialized Consumer Services - 0.6%
200,000			Ashtead Capital, Inc., 4.125%, 8/15/25 (144A)				$206,000
130,000			StoneMor Partners LP, 7.875%, 6/1/21				124,800
							$330,800
			Total Consumer Services				$1,896,768
			Media - 7.4%
			Advertising - 0.2%
125,000			MDC Partners, Inc., 6.5%, 5/1/24 (144A)				$125,938
			Broadcasting - 2.4%
515,000			CCO Holdings LLC, 5.5%, 5/1/26 (144A)				$533,669
280,000			Gannett Co., Inc., 6.375%, 10/15/23				297,850
145,000			Gray Television, Inc., 5.125%, 10/15/24 (144A)				145,725
185,000			Gray Television, Inc., 5.875%, 7/15/26 (144A)				190,550
145,000			Nexstar Broadcasting, Inc., 5.625%, 8/1/24 (144A)				150,075
140,000			Sinclair Television Group, Inc., 5.125%, 2/15/27 (144A)				135,975
							$1,453,844
			Cable & Satellite - 3.4%
200,000			Altice Financing SA, 6.625%, 2/15/23 (144A)				$212,000
200,000			Altice US Finance I Corp., 5.375%, 7/15/23 (144A)				211,500
200,000			CCO Holdings LLC, 5.75%, 2/15/26 (144A)				209,700
200,000			CSC Holdings LLC, 5.5%, 4/15/27 (144A)				208,000
140,000			DISH DBS Corp., 5.875%, 11/15/24				146,738
250,000			Hughes Satellite Systems Corp., 5.25%, 8/1/26				260,000
245,000			Sirius XM Radio, Inc., 5.0%, 8/1/27 (144A)				249,900
135,000			Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)				142,088
375,000			Videotron, Ltd., 5.375%, 6/15/24 (144A)				406,875
							$2,046,801
			Movies & Entertainment - 1.4%
110,000			AMC Entertainment Holdings, Inc., 5.875%, 11/15/26				$108,488
95,000			AMC Entertainment Holdings, Inc., 6.125%, 5/15/27				93,812
120,000			Cinemark USA, Inc., 4.875%, 6/1/23				121,200
320,000			Netflix Inc., 4.375% 11/15/26				321,101
180,000			Regal Entertainment Group, Inc., 5.75%, 2/1/25				182,250
							$826,851
			Total Media				$4,453,434
			Retailing - 0.9%
			Department Stores - 0.0% †
25,000			PetSmart, Inc., 7.125%, 3/15/23 (144A)				$19,495
			Specialty Stores - 0.4%
100,000			PetSmart, Inc., 5.875%, 6/1/25 (144A)				$87,250
195,000			PetSmart, Inc., 8.875%, 6/1/25 (144A)				155,122
							$242,372
			Automotive Retail - 0.5%
250,000			Asbury Automotive Group, Inc., 6.0%, 12/15/24				$261,250
28,000			Penske Automotive Group, Inc., 3.75%, 8/15/20				28,560
							$289,810
			Total Retailing				$551,677
			Food & Staples Retailing - 0.5%
			Food Retail - 0.5%
140,000			C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)				$138,600
165,000			Darling Ingredients, Inc., 5.375%, 1/15/22				171,188
							$309,788
			Total Food & Staples Retailing				$309,788
			Food, Beverage & Tobacco - 1.4%
			Packaged Foods & Meats - 1.0%
45,000			Lamb Weston Holdings, Inc., 4.625%, 11/1/24 (144A)				$46,912
45,000			Lamb Weston Holdings, Inc., 4.875%, 11/1/26 (144A)				47,250
241,000			Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)				246,121
45,000			Post Holdings, Inc., 5.0%, 8/15/26 (144A)				44,888
215,000			Post Holdings, Inc., 6.0%, 12/15/22 (144A)				225,212
							$610,383
			Tobacco - 0.4%
22,000			Alliance One International Inc., 8.5%, 4/15/21				$22,935
205,000			Alliance One International, Inc., 9.875%, 7/15/21				180,400
							$203,335
			Total Food, Beverage & Tobacco				$813,718
			Household & Personal Products - 0.3%
			Personal Products - 0.3%
200,000			Revlon Consumer Products Corp., 5.75%, 2/15/21				$174,500
			Total Household & Personal Products				$174,500
			Health Care Equipment & Services - 5.5%
			Health Care Services - 0.7%
80,000			BioScrip, Inc., 8.875%, 2/15/21				$73,200
190,000			Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)				180,025
190,000			Universal Hospital Services, Inc., 7.625%, 8/15/20				192,375
							$445,600
			Health Care Facilities - 3.1%
50,000			CHS, 6.25%, 3/31/23				$49,125
50,000			CHS, 6.875%, 2/1/22				39,250
330,000			CHS, Inc., 7.125%, 7/15/20				297,825
135,000			CHS, Inc., 8.0%, 11/15/19				131,456
400,000			HCA, Inc., 5.25%, 6/15/26				431,000
210,000			HCA, Inc., 5.375%, 2/1/25				221,288
360,000			Kindred Healthcare Inc., 6.375%, 4/15/22				325,800
290,000			RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)				304,862
50,000			Tenet Healthcare Corp., 7.5%, 1/1/22 (144A)				52,938
							$1,853,544
			Managed Health Care - 1.3%
70,000			Centene Corp., 4.75%, 1/15/25				$72,625
180,000			Centene Corp., 4.75%, 5/15/22				187,875
200,000			Molina Healthcare, Inc., 5.375%, 11/15/22				206,120
305,000			WellCare Health Plans, Inc., 5.25%, 4/1/25				321,012
							$787,632
			Health Care Technology - 0.4%
215,000			Quintiles IMS, Inc., 5.0%, 10/15/26 (144A)				$227,900
			Total Health Care Equipment & Services				$3,314,676
			Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
			Pharmaceuticals - 2.3%
140,000			Endo Finance LLC, 5.375%, 1/15/23 (144A)				$114,100
130,000			Endo Finance LLC, 5.75%, 1/15/22 (144A)				114,075
220,000			Horizon Pharma Inc., 8.75% 11/1/24				230,450
990,000			Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)				874,912
25,000			West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)				24,875
							$1,358,412
			Total Pharmaceuticals, Biotechnology & Life Sciences				$1,358,412
			Banks - 1.4%
			Diversified Banks - 1.0%
200,000	6.00	USISDA05 + 374.6 bps	HSBC Holdings Plc, Floating Rate Note (Perpetual)				$209,180
325,000	8.00	USSW5 + 572 bps	Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)				359,938
							$569,118
			Thrifts & Mortgage Finance - 0.4%
237,000			Provident Funding Associates LP, 6.375%, 6/15/25 (144A)				$248,850
			Total Banks				$817,968
			Diversified Financials - 3.6%
			Specialized Finance - 1.9%
200,000			Fly Leasing, Ltd., 6.375%, 10/15/21				$209,250
200,000			Fly Leasing, Ltd., 6.75%, 12/15/20				208,250
395,000			Nationstar Mortgage LLC, 6.5%, 7/1/21				402,900
40,000			Park Aerospace Holdings, Ltd., 5.25%, 8/15/22 (144A)				41,600
100,000			Park Aerospace Holdings, Ltd., 5.5%, 2/15/24 (144A)				105,000
200,000			syncreon Group BV, 8.625%, 11/1/21 (144A)				164,500
							$1,131,500
			Consumer Finance - 0.9%
230,000			Ally Financial, Inc., 4.625%, 3/30/25				$241,212
200,000			Ally Financial, Inc., 4.625%, 5/19/22				209,500
75,000			Ally Financial, Inc., 5.75%, 11/20/25				81,315
							$532,027
			Diversified Capital Markets - 0.8%
200,000	7.12		Credit Suisse Group AG, Variable Rate Note (Perpetual)				$215,750
70,000			Quicken Loans, Inc., 5.75%, 5/1/25 (144A)				73,500
200,000	7.12		UBS Group AG, Variable Rate Note (Perpetual)				216,599
							$505,849
			Total Diversified Financials				$2,169,376
			Insurance - 0.1%
			Reinsurance - 0.1%
50,000			Lorenz Re 2017, Variable Rate Notes, 3/31/20 (c) (d)				$47,110
80,000			Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (c) (d)				4,480
							$51,590
			Total Insurance				$51,590
			Software & Services - 3.2%
			Internet Software & Services - 0.5%
250,000			Cimpress NV, 7.0%, 4/1/22 (144A)				$259,062
58,000			IAC, 4.875%, 11/30/18				58,145
							$317,207
			IT Consulting & Other Services - 1.5%
185,000			Change Healthcare Holdings LLC, 5.75%, 3/1/25 (144A)				$188,700
150,000			Dell International LLC, 5.875%, 6/15/21 (144A)				156,813
155,000			Iron Mountain US Holdings, Inc., 5.375%, 6/1/26 (144A)				162,750
40,000			j2 Cloud Services LLC, 6.0%, 7/15/25 (144A)				41,850
330,000			Rackspace, 8.625%, 11/15/24				352,143
							$902,256
			Data Processing & Outsourced Services - 0.9%
285,000			Alliance Data Systems Company, 5.875, 11/1/21				$296,400
155,000			First Data Corp., 5.0%, 1/15/24 (144A)				160,936
95,000			First Data Corp., 7.0%, 12/1/23 (144A)				101,441
							$558,777
			Application Software - 0.3%
135,000			Open Text Corp., 5.875%, 6/1/26 (144A)				$148,162
			Total Software & Services				$1,926,402
			Technology Hardware & Equipment - 1.5%
			Communications Equipment - 1.0%
165,000			Avaya, Inc., 4/1/19 (144A) (h)				$139,425
100,000			Brocade Communications Systems, Inc., 4.625%, 1/15/23				102,500
90,000			CommScope Technologies LLC, 6.0%, 6/15/25 (144A)				96,188
175,000			CommScope, Inc., 5.0%, 6/15/21 (144A)				179,375
75,000			Plantronics, Inc., 5.5%, 5/31/23 (144A)				77,812
							$595,300
			Technology Hardware, Storage & Peripherals - 0.4%
220,000			Diebold Nixdorf, Inc., 8.5%, 4/15/24				$238,484
			Electronic Manufacturing Services - 0.1%
45,000			TTM Technologies, Inc., 5.625%, 10/1/25 (144A)				$45,534
			Total Technology Hardware & Equipment				$879,318
			Semiconductors & Semiconductor Equipment - 0.7%
			Semiconductor Equipment - 0.3%
175,000			Entegris, Inc., 6.0%, 4/1/22 (144A)				$182,875
			Semiconductors - 0.4%
255,000			Micron Technology, Inc., 5.25%, 8/1/23 (144A)				$265,965
			Total Semiconductors & Semiconductor Equipment				$448,840
			Telecommunication Services - 5.5%
			Integrated Telecommunication Services - 2.9%
125,000			CB Escrow Corp., 8.0%, 10/15/25 (144A)				$125,625
225,000			CenturyLink, Inc., 6.45%, 6/15/21				234,119
100,000			Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)				98,000
451,000			Frontier Communications Corp., 8.75%, 4/15/22				368,692
250,000			GCI, Inc., 6.875%, 4/15/25				268,750
300,000			Level 3 Financing, Inc., 5.25%, 3/15/26				307,407
395,000			Windstream Services LLC, 7.75%, 10/15/20				316,000
							$1,718,593
			Wireless Telecommunication Services - 2.6%
635,000			Sprint Corp., 7.125%, 6/15/24				$714,375
330,000			Sprint Corp., 7.25%, 9/15/21				366,712
75,000			T-Mobile USA, Inc., 6.0%, 3/1/23				79,031
155,000			T-Mobile USA, Inc., 6.0%, 4/15/24				164,494
215,000			T-Mobile USA, Inc., 6.5%, 1/15/26				237,306
							$1,561,918
			Total Telecommunication Services				$3,280,511
			Utilities - 4.2%
			Electric Utilities - 0.1%
44,000			AES Corp. Virginia, 5.125%, 9/1/27				$45,100
35,000			NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (144A)				35,744
							$80,844
			Gas Utilities - 1.3%
50,000			AmeriGas Partners LP, 5.5%, 5/20/25				$51,375
30,000			DCP Midstream Operating LP, 3.875%, 3/15/23				29,400
49,000			DCP Midstream Operating LP, 4.95%, 4/1/22				50,838
225,000			DCP Midstream Operating LP, 5.6%, 4/1/44				209,812
210,000			Ferrellgas LP, 6.75%, 1/15/22				203,700
250,000			Ferrellgas LP, 6.75%, 6/15/23				241,250
							$786,375
			Independent Power Producers & Energy Traders - 2.8%
50,000			AES Corp. Virginia, 5.5%, 3/15/24				$52,062
55,000			Calpine Corp., 5.25%, 6/1/26 (144A)				54,725
200,000			Calpine Corp., 5.375%, 1/15/23				194,780
172,000			Calpine Corp., 5.75%, 1/15/25				162,325
326,000			Dynegy, Inc., 8.0%, 1/15/25 (144A)				337,410
158,000			Dynegy, Inc., 8.125%, 1/30/26 (144A)				162,740
150,000			NRG Energy, Inc., 6.25%, 5/1/24				156,000
235,000			NRG Energy, Inc., 6.625%, 1/15/27				246,162
35,000			Talen Energy Supply LLC, 6.5%, 6/1/25				26,688
250,000			TerraForm Power Operating LLC, 6.375%, 2/1/23 (Step) (144A)				260,000
							$1,652,892
			Total Utilities				$2,520,111
			Real Estate - 1.8%
			Specialized REIT - 0.2%
109,012			AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)				$113,918
			Diversified REIT - 0.4%
210,000			MPT Operating Partnership LP, 5.5%, 5/1/24				$220,238
			Specialized REIT - 0.8%
200,000			Iron Mountain, Inc., 5.75%, 8/15/24				$206,250
310,000			Uniti Group LP, 6.0%, 4/15/23 (144A)				296,825
							$503,075
			Real Estate Services - 0.4%
235,000			Kennedy-Wilson, Inc., 5.875%, 4/1/24				$242,050
			Total Real Estate				$1,079,281
			TOTAL CORPORATE BONDS
			(Cost $43,357,813)				$44,714,902

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.1%
745,000			U.S. Treasury Bills, 10/12/17 (h)				$744,809
980,000			U.S. Treasury Bills, 10/19/17 (h)				979,575
600,000			U.S. Treasury Bills, 10/5/17 (h)				599,964
700,000	1.22	USBMMY3M + 17 bps	United States Treasury Floating Rate Note, Floating Rate Note, 7/31/18				701,043
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $3,024,330)				$3,025,391

			SENIOR FLOATING RATE LOAN INTERESTS - 1.8% **
			Energy - 0.3%
			Oil & Gas Drilling - 0.3%
169,390	9.75	PRIME + 550 bps	Jonah Energy LLC, Term Loan (Second Lien), 5/8/21				$169,443
			Total Energy				$169,443
			Materials - 0.4%
			Steel - 0.4%
222,196	4.07	LIBOR + 275 bps	Zekelman Industries, Inc., Term Loan, 6/8/21				$223,307
			Total Materials				$223,307
			Capital Goods - 0.3%
			Aerospace & Defense - 0.1%
65,918	7.75	LIBOR + 600 bps	DynCorp International, Inc., Term Loan B2, 7/7/20				$66,234
			Building Products - 0.2%
131,204	4.33	LIBOR + 300 bps	Builders FirstSource, Inc., Refinancing Term Loan, 2/29/24				$131,682
			Total Capital Goods				$197,916
			Consumer Services - 0.1%
			Casinos & Gaming - 0.1%
49,397	4.49	LIBOR + 325 bps	Golden Nugget, Inc., 10/4/23				$49,719
			Total Consumer Services				$49,719
			Media - 0.1%
			Broadcasting - 0.1%
38,140	3.98	LIBOR + 275 bps	Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, 3/15/24				$37,845
			Total Media				$37,845
			Food & Staples Retailing - 0.2%
			Food Distributors - 0.2%
280,000	8.69	LIBOR + 725 bps	Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21				$141,400
			Total Food & Staples Retailing				$141,400
			Household & Personal Products - 0.4%
			Personal Products - 0.4%
248,832	4.74	LIBOR + 350 bps	Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23				$223,735
			Total Household & Personal Products				$223,735
			Health Care Equipment & Services - 0.0% †
			Health Care Services - 0.0% †
24,675	6.83	LIBOR + 550 bps	Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21				$24,798
							$24,798
			Total Health Care Equipment & Services				$24,798
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $1,205,628)				$1,068,163

			RIGHTS / WARRANTS - 0.0% †
			Health Care Equipment & Services - 0.0% †
			Health Care Services - 0.0% †
80			BioScrip, Inc. 6/30/25 (f)				$–
80			BioScrip, Inc. 6/30/25 (f)				–
							$–
			Total Health Care Equipment & Services				$–
			TOTAL RIGHTS / WARRANTS
			(Cost $–)				$–

			TOTAL INVESTMENT IN UNAFFILIATED ISSUERS - 96.4%				$57,651,487
			(Cost $55,247,472)

Shares			AFFILIATED ISSUERS -2.0%	Income	Net Realized gain loss	Change in Net Unrealized Appreciation(Depreciation)
			CLOSED-END FUNDS - 2.0%
			Insurance - 2.0%
			Property & Casualty Insurance - 2.0%
122,642			Pioneer ILS Interval Fund (g)	$ -	$ -	(68,683)	$1,189,619
			Total Insurance				$1,189,619
			TOTAL INVESTMENT IN AFFILIATED ISSUERS
			(Cost $1,300,000)				$1,189,619

			OTHER ASSETS & LIABILITIES - 1.6%				$972,278
			NET ASSETS - 100.0%				$59,813,384

LIBOR			London-Interbank Offer Rate.

US0003M			ICE LIBOR USD 3 MONTH

USBMMY3M			US Treasury 3 Month Bill Money Market Yield

USISDA05			USD ICE Swap Rate 5Yr

USSW5			USD Swap Semi 30/360 5Yr

†			Amount rounds to less than 0.1%.

*			Non-income producing security.

REMICS			Real Estate Mortgage Investment Conduits.

REIT			Real Estate Investment Trust.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2017, the value of these securities amounted to
$19,695,721 or 32.9% of net assets.

(Perpetual)			Security with no stated maturity date.

(PIK)			Represents a pay-in-kind security.

(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a)			Debt obligation with a variable or floating interest rate. Rate shown is rate at period end.

(b)			Floating rate note. Reference index and spread shown at period end.

(c)			Structured reinsurance investment. At September 30, 2017, the value of these securities amounted to $51,590 or 0.1% of total net assets.

(d)			Rate to be determined.

(e)			Security is in default.

(f)			Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

(g)			Affiliated funds managed by Pioneer Investment Management, Inc.

(h)			Security issued with a zero coupon. Income is earned through accretion of discount.

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION

Notional Amount ($) (1)		Obligation Entity/Index	Pay/Receive	Floating Rate	Maturity Date	Premiums Received	Unrealized Appreciation	Market Value
633,600		Market CDX North America High Yield	Receive	3 Month Floating Rate	6/20/21	$ 28,783	$ 20,852	$ 49,635
1,395,900		Market CDX North America High Yield	Receive	3 Month Floating Rate	12/20/21	85,612	24,686	110,298
						114,395	45,538	159,933
CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($) (1)	Counterparty	Obligation Entity/Index	Pay/Receive	Floating Rate	Expiration Date	Premiums Received	Unrealized Appreciation	Market Value
40,000	Goldman Sachs International	Chesapeake Energy Corporation	Receive	3 Month Floating Rate	6/20/22	$ (4,500)	$ 1,716	$ (2,784)
25,000	Goldman Sachs International	Chesapeake Energy Corporation	Receive	3 Month Floating Rate	6/20/22	(3,063)	1,323	(1,740)
40,000	Goldman Sachs International	Chesapeake Energy Corporation	Receive	3 Month Floating Rate	6/20/22	(4,900)	2,116	(2,784)
						(12,463)	5,155	$ (7,308)

TOTAL SWAP CONTRACTS (Premiums $101,932)								$ 152,625

	(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

FUTURES CONTRACTS
INDEX FUTURES CONTRACTS					Settlement			Unrealized
			Contracts		Month/			Appreciation/
			(Short)	Description	Year	Notional Amount	Market Value	(Depreciation)

			(11)	S&P500 EMINI	12/17	(1,353,495)	$ (1,383,800)	$ (30,305)
TOTAL FUTURES CONTRACTS								$ (30,305)

Various inputs are used in determining the value of the Portfolios's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2017, in valuing the Portfolio's investments:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds	$-	$5,632,127	$-	$5,632,127
	Preferred Stocks	74,474	-	-	74,474
	Convertible Preferred Stocks
	Health Care Equipment & Services
	Health Care Services	-	-	2,521	2,521
	All Other Convertible Preferred Stocks	711,189	-	-	711,189
	Common Stocks	2,003,401	-	-	2,003,401
	Collateralized Mortgage Obligations	-	419,319	-	419,319
	Corporate Bonds
	Insurance
	Reinsurance	-	-	51,590	51,590
	All Other Corporate Bonds	-	44,663,312	-	44,663,312
	US Government And Agency Obligations	-	3,025,391	-	3,025,391
	Senior Floating Rate Loan Interests	-	1,068,163	-	1,068,163
	Rights/Warrants*	-	-	-	-
	Closed End Fund	-	1,189,619	-	1,189,619
	Total	$2,789,064	$55,997,931	$54,111	$58,841,106

*	Security is valued at $0.

	Other Financial Instruments
	Unrealized depreciation on futures contracts	$(30,305)	$-	$-	$(30,305)
	Unrealized appreciation on swap contracts	-	50,693	-	50,693
	Total Other Financial Instruments	$(30,305)	$50,693	$-	$20,388

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
		Preferred Stocks	Corporate Bonds	Warrants***	Total

	Balance as of 12/31/16	$1,740	$84,534	$-	$86,274
	Realized gain (loss)1	-	-	-	-
	Change in unrealized appreciation (depreciation)2	781	(2,944)	-	(2,163)
	Purchases	-	50,000	-	50,000
	Sales	-	(80,000)	-	(80,000)
	Changes between Level 3**	-	-	-	-
	Balance as of 9/30/17	$2,521	$51,590	$-	$54,111

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

**	Transfers are calculated on the beginning of period values. During the period ended September 30, 2017, there were
	no transfers between Levels 1, 2 and 3.
***	Security is valued at $0.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 9/30/17		$(1,757)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date November 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date November 24, 2017

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer
Date November 24, 2017

* Print the name and title of each signing officer under his or her signature.